As filed with the Securities and Exchange         Registration No. 33-34370*
Commission on April 18, 2003                      Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 52 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
      Variable Annuity Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 723-2260


     Linda E. Senker, Counsel          CC: Kimberly J. Smith, Chief Counsel
           ING Americas                            ING Americas
         Legal Department                        Legal department
       1475 Dunwoody Drive                     1475 Dunwoody Drive
      West Chester, PA 19308                  West Chester, PA 19308
          (610-425-4139)                          (610-425-3427)

                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
------
  X       on May 1, 2003 pursuant to paragraph (b) of Rule 485
------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           PART A

                       CONTRACT PROSPECTUS -- MAY 1, 2003
                       ----------------------------------

THE CONTRACTS. The contracts described in this prospectus are group or individual "Marathon Plus" deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our) (formerly known as Aetna Life Insurance and Annuity Company). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as tax deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

TABLE OF CONTENTS ... PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

--------------------------------------------------------------------------------
THE FUNDS

o    Calvert Social Balanced Portfolio
o    Fidelity(R) VIP Asset ManagerSM Portfolio (Initial Class)
o    Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
o    Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
o    Fidelity(R) VIP Growth Portfolio (Initial Class)
o    Fidelity(R) VIP High Income Portfolio (Initial Class)
o    Fidelity(R) VIP Index 500 Portfolio (Initial Class)
o    Fidelity(R) VIP Overseas Portfolio (Initial Class)
o    ING GET U.S. Core Portfolio (1) (2)
o    ING JPMorgan Fleming International Portfolio (Initial Class)
o    ING MFS Capital Opportunities Portfolio (Initial Class)
o    ING MFS Research Equity Portfolio (Initial Class) (1)
o    ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
o    ING T. Rowe Price Growth Equity Portfolio (Initial Class)
o    ING VP Balanced Portfolio, Inc. (Class R)
o    ING VP Bond Portfolio (Class R)
o    ING VP Growth and Income Portfolio (Class R)
o    ING VP Growth Portfolio (Class R)
o    ING VP Index Plus LargeCap Portfolio (Class R)
o    ING VP International Equity Portfolio (Class R)
o    ING VP Money Market Portfolio (Class R)
o    ING VP Small Company Portfolio (Class R)
o    ING VP Strategic Allocation Balanced Portfolio (Class R)
o    ING VP Strategic Allocation Growth Portfolio (Class R)
o    ING VP Strategic Allocation Income Portfolio (Class R)
o    ING VP Technology Portfolio (Class R)
o    ING VP Value Opportunity Portfolio (Class R)
o    Janus Aspen Balanced Portfolio (Institutional Shares)
o    Janus Aspen Flexible Income Portfolio (Institutional Shares)
o    Janus Aspen Growth Portfolio (Institutional Shares)
o    Janus Aspen Mid Cap Growth Portfolio (Institutional Shares) (1)
o    Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
o    MFS(R)Strategic Income Series (Initial Class)
o    MFS(R)Total Return Series (Initial Class)
o    Oppenheimer Aggressive Growth Fund/VA
o    Oppenheimer Global Securities Fund/VA
o    Oppenheimer Main Street Fund/VA
o    Oppenheimer Strategic Bond Fund/VA
--------------------------------------------------------------------------------

(1) Effective May 1, 2003 this fund has changed its name to the name listed above. See Appendix III for a complete list of former and current fund names.

(2) See Appendix IV for a list of ING GET U.S. Core Portfolio series and their projected offering periods.

ILIAC Marathon Plus - 126062

--------------------------------------------------------------------------------

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III -- Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

>    ILIAC Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

ILIAC Marathon Plus - 126062

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
CONTRACT OVERVIEW............................................................  4
Contract Design
Contract Facts
Questions:  Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases:  The Accumulation Phase, The Income Phase...................  5
--------------------------------------------------------------------------------

FEES AND EXPENSES............................................................  6

CONDENSED FINANCIAL INFORMATION ............................................. 13

INVESTMENT OPTIONS .......................................................... 13

TRANSFERS AMONG INVESTMENT OPTIONS .......................................... 15

PURCHASE AND RIGHTS ......................................................... 17

RIGHT TO CANCEL ............................................................. 19

FEES ........................................................................ 20

YOUR ACCOUNT VALUE .......................................................... 26

WITHDRAWALS ................................................................. 28

SYSTEMATIC DISTRIBUTION OPTIONS ............................................. 30

DEATH BENEFIT ............................................................... 31

THE INCOME PHASE ............................................................ 36

TAXATION .................................................................... 40

OTHER TOPICS ................................................................ 47

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of
Ownership: Assignment -- Involuntary Terminations -- Legal Matters and
Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ......................... 52

APPENDIX I -- ILIAC GUARANTEED ACCOUNT ...................................... 53

APPENDIX II-- FIXED ACCOUNT ................................................. 56

APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS ............................. 57

APPENDIX IV -- PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS... 83

APPENDIX V-- CONDENSED FINANCIAL INFORMATION ................................ 84

ILIAC Marathon Plus - 126062

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

     P.O. Box 9271
     Des Moines, IA 50306-9271
     1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.

Use one of the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:

     ING
     Attn:  Customer Service
     P.O. Box 9271
     Des Moines, IA 50306-9271

If using express mail:

     ING
     Attn:  Customer Service
     909 Locust Street
     Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

[end sidebar]

The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                 CONTRACT DESIGN
--------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

--------------------------------------------------------------------------------
                                 CONTRACT FACTS
--------------------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

ILIAC Marathon Plus - 126062

--------------------------------------------------------------------------------
                                 CONTRACT PHASES
--------------------------------------------------------------------------------

I.   THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following Investment options:

(a)  Fixed Interest Options; or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

                                  ------------
                                   Payments to
                                  Your Account
                                  ------------
                                    Step 1|
                     --------------------------------------
                     ING Life Insurance and Annuity Company
                     --------------------------------------
                        (a)|         Step 2         (b)|
                      --------          -----------------------------
                       Fixed                   VARIABLE ANNUITY
                      Interest                SEPARATE ACCOUNT B
                      Options
                      --------            Variable Investment Options
                                        -----------------------------
                                                THE SUBACCOUNTS
                                        -----------------------------
                                          A           B          ETC.
                                        -----------------------------
                                          |  Step 3   |
                                        ------------------
                                        Mutual      Mutual
                                        Fund A      Fund B
                                        ------------------

II.  THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

ILIAC Marathon Plus - 126062

FEE TABLE
--------------------------------------------------------------------------------

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

>    Charges for the ING GET U.S. Core Portfolio

[end sidebar]

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of the purchase payments withdrawn.)

--------------------------------------------------------------------------------
               CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:
--------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
             YEARS FROM RECEIPT                 EARLY WITHDRAWAL
             OF PURCHASE PAYMENT                     CHARGE

                Less than 2                            7%
         2 or more but less than 4                     6%
         4 or more but less than 5                     5%
         5 or more but less than 6                     4%
         6 or more but less than 7                     3%
                 7 or more                             0%
--------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS: 1
--------------------------------------------------------------------------------
                 COMPLETED                      EARLY WITHDRAWAL
               ACCOUNT YEARS                         CHARGE

                Less than 1                            5%
         1 or more but less than 2                     4%
         2 or more but less than 3                     3%
         3 or more but less than 4                     2%
         4 or more but less than 5                     1%
                 5 or more                             0%
--------------------------------------------------------------------------------
                   CONTRACTS ISSUED IN THE STATE OF NEW YORK:
--------------------------------------------------------------------------------
             YEARS FROM RECEIPT                 EARLY WITHDRAWAL
             OF PURCHASE PAYMENT                     CHARGE

                Less than 1                            7%
         1 or more but less than 2                     6%
         2 or more but less than 3                     5%
         3 or more but less than 4                     4%
         4 or more but less than 5                     3%
         5 or more but less than 6                     2%
         6 or more but less than 7                     1%
                 7 or more                             0%
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE ...............................................  $ 30.002
TRANSFER CHARGE ......................................................  $  0.003
--------------------------------------------------------------------------------

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

2 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees-- Annual Maintenance Fee."

3 During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

ILIAC Marathon Plus - 126062

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

>    Other than Roth IRA Contracts Issued before May 1, 1998
     Mortality and Expense Risk Charge                                    1.25%4
     Administrative Expense Charge                                        0.15%
                                                                          -----
     Total Separate Account Expenses*                                     1.40%
                                                                          =====

>    Roth IRA Contracts and Contracts Issued on or after May 1, 1998
     Mortality and Expense Risk Charge                                    1.10%4
     Administrative Expense Charge                                        0.15%
                                                                          -----
     Total Separate Account Expenses*                                     1.25%
                                                                          =====

CONTRACTS ISSUED IN NEW YORK

>    All Contracts
     Mortality and Expense Risk Charge                                    1.25%4
     Administrative Expense Charge                                        0.15%
                                                                          -----
     Total Separate Account Expenses *                                    1.40%
                                                                          =====

GET FUND GUARANTEE CHARGE*                                                0.50%

* FOR INVESTMENTS IN THE ING GET FUND SUBACCOUNT, AN ADDITIONAL 0.50% GUARANTEE CHARGE WILL BE MADE. THE GET FUND GUARANTEE CHARGE APPLIES DURING EACH FIVE YEAR GUARANTEE PERIOD TO AMOUNTS INVESTED IN THE GET FUND INVESTMENT OPTION ONLY. SEE "INVESTMENT OPTIONS - VARIABLE INVESTMENT OPTIONS" FOR ADDITIONAL INFORMATION.

AMOUNT DURING THE INCOME PHASE.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

>    All Contracts

     Mortality and Expense Risk Charge                                    1.25%4
     Administrative Expense Charge                                 0.00%--0.25%5
                                                                   ------------
     Total Separate Account Expenses                               1.25%--1.50%
                                                                   ============

4 Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees-- Mortality and Expense Risk Charge."

5 We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase--Charges Deducted."

ILIAC Marathon Plus - 126062

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the Trust or Fund's most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

--------------------------------------------------------------------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 1              MINIMUM     MAXIMUM

(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service        0.33%       1.46%
(12b-1) fees*, and other expenses):
--------------------------------------------------------------------------------

* The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.28% and 1.15%, respectively. The Fund having the minimum expense percentage is subject to a fee waiver or expense reimbursement arrangement which may be discontinued by the Fund's manager at any time. The Fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement which will continue through at least December 31, 2003.

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ILIAC Marathon Plus - 126062

FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

     ---------------------------------------------------------------------------
     1) If you withdraw your entire account value at the end of the applicable time period:
     ---------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $923            $1,440           $1,893           $3,241
     ---------------------------------------------------------------------------
     2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
     ---------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $295              $903           $1,537           $3,241
     ---------------------------------------------------------------------------

FOR ROTH IRA CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

     ---------------------------------------------------------------------------
     1) If you withdraw your entire account value at the end of the applicable time period:
     ---------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $639            $1,037           $1,464           $3,098
     ---------------------------------------------------------------------------
     2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
     ---------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $280              $859           $1,464           $3,098
     ---------------------------------------------------------------------------

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK

     ---------------------------------------------------------------------------
     1) If you withdraw your entire account value at the end of the applicable time period:
     ---------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $803            $1,240           $1,704           $3,241
     ---------------------------------------------------------------------------
     2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
     ---------------------------------------------------------------------------
          1 year          3 years          5 years          10 years
           $295              $903           $1,537            $3,241
     ---------------------------------------------------------------------------

     * This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

ILIAC Marathon Plus - 126062

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix [__] . Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

> ING GET U.S. CORE PORTFOLIO (FORMERLY KNOWN AS, AND REFERRED TO HEREIN AS, "GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

     Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

ILIAC Marathon Plus - 126062

     If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

     Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

     Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

ILIAC Marathon Plus - 126062

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

ILIAC Marathon Plus - 126062

TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time; and (3) not accepting transfer requests transmitted by phone, facsimile or by other electronic means.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic

ILIAC Marathon Plus - 126062
instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix III for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

ILIAC Marathon Plus - 126062

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in New York and Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sump;

>    Periodic payments; or

>    Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

ILIAC Marathon Plus - 126062

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment amounts are as follows:

--------------------------------------------------------------------------------
                                                      NONQUALIFIED     QUALIFIED
--------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                         $5,000          $1,500
--------------------------------------------------------------------------------

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

ILIAC Marathon Plus - 126062

FEES

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

--------------------------------------------------------------------------------
               CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:
--------------------------------------------------------------------------------
                    CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
             YEARS FROM RECEIPT                 EARLY WITHDRAWAL
             OF PURCHASE PAYMENT                     CHARGE

                Less than 2                            7%
         2 or more but less than 4                     6%
         4 or more but less than 5                     5%
         5 or more but less than 6                     4%
         6 or more but less than 7                     3%
                 7 or more                             0%
--------------------------------------------------------------------------------
                              ROTH IRA CONTRACTS: 1
--------------------------------------------------------------------------------
                 COMPLETED                      EARLY WITHDRAWAL
               ACCOUNT YEARS                         CHARGE

                Less than 1                            5%
         1 or more but less than 2                     4%
         2 or more but less than 3                     3%
         3 or more but less than 4                     2%
         4 or more but less than 5                     1%
                 5 or more                             0%
--------------------------------------------------------------------------------
                   CONTRACTS ISSUED IN THE STATE OF NEW YORK:
--------------------------------------------------------------------------------
             YEARS FROM RECEIPT                 EARLY WITHDRAWAL
             OF PURCHASE PAYMENT                     CHARGE

                Less than 1                            7%
         1 or more but less than 2                     6%
         2 or more but less than 3                     5%
         3 or more but less than 4                     4%
         4 or more but less than 5                     3%
         5 or more but less than 6                     2%
         6 or more but less than 7                     1%
                 7 or more                             0%
--------------------------------------------------------------------------------

1 If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

[sidebar]

TYPES OF FEES

There are five types of fees or deductions that may affect your account.

TRANSACTION FEES

>    Early Withdrawal Charge

>    Annual Maintenance Fee

>    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

>    Investment Advisory Fees

>    12b-1 Fees

>    Other Expenses

PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET U.S. CORE PORTFOLIO

[end sidebar]

ILIAC Marathon Plus - 126062

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs issued outside of New York, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less (for contracts issued in New York, 15% or less on the first withdrawal each calendar year after the first account year) than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

ILIAC Marathon Plus - 126062

> Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less (15% or less for contracts issued in the State of New York) of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one year has elapsed since the account effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

> MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

ILIAC Marathon Plus - 126062

CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK

o    Contracts other than Roth IRAs Issued before May 1, 1998              1.25%

o    Contracts Issued on or after May 1, 1998, and all Roth IRA            1.10%
     Contracts

CONTRACTS ISSUED IN THE STATE OF NEW YORK

o    All Contracts                                                         1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

ILIAC Marathon Plus - 126062

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is offered;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.425% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

Various series of the ING GET U.S. Core Portfolio may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account-ING GET U.S. Core Portfolio Guarantee Charge."

MAXIMUM AMOUNT. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

ILIAC Marathon Plus - 126062

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as guarantee charges for the ING GET U.S. Core Portfolio. See "Fees."

The net investment rate may be either positive or negative.

ILIAC Marathon Plus - 126062

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. eastern time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1:  You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

                             -----------------------
                             $5,000 Purchase Payment
                             -----------------------
                                     STEP 1 |
                     --------------------------------------
                     ING Life Insurance and Annuity Company
                     --------------------------------------
                                     STEP 2 |
                     --------------------------------------
                           Variable Annuity Account B
                     --------------------------------------
                     Subaccount A     Subaccount B     Etc.
                         300              100
                     accumulation     accumulation
                        units            units
                     --------------------------------------
                          |    STEP 3      |
                       ------           ------
                       Mutual           Mutual
                       Fund A           Fund B
                       ------           ------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

ILIAC Marathon Plus - 126062

WITHDRAWALS
--------------------------------------------------------------------------------

[sidebar]

TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]

You may withdraw all or a portion of your account value at any time during the accumulation phase (for contracts issued in New York, partial withdrawals are not available in the first account year unless they are taken under a systematic distribution option). If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value..

> Properly complete a disbursement form and deliver it to our Customer Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds reinstated more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following

ILIAC Marathon Plus - 126062
our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in a ING GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

ILIAC Marathon Plus - 126062

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

[sidebar]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION

A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end sidebar]

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

ILIAC Marathon Plus - 126062

DEATH BENEFIT
--------------------------------------------------------------------------------

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview-- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1)  The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b)  Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

[sidebar]

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

[end sidebar]

ILIAC Marathon Plus - 126062

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday (85th birthday for contracts issued in New York) or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3)  The account value as of the date of death.

ILIAC Marathon Plus - 126062

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Minimum Distribution
     Requirements"));

ILIAC Marathon Plus - 126062

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

     As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

     (a)  Continue the contract in the accumulation phase;

     (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

     (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

     In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

ILIAC Marathon Plus - 126062

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase

ANNUITY OPTION--Income Phase Payment Option

ANNUITY PAYMENT--Income Phase Payment

[end sidebar]

ILIAC Marathon Plus - 126062

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95. For contracts issued in New York, income phase payments may not begin later than the first day of the month following the annuitant's 90th birthday.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

ILIAC Marathon Plus - 126062

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

ILIAC Marathon Plus - 126062

--------------------------------------------------------------------------------
LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed          payments guaranteed for your choice of 5 to 30 years or as
Payments            otherwise specified in the contract.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we
                    will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed
                    payments.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives           It is possible that only one payment will be made if both
                    annuitants die before the second payment's due date.

                    CONTINUING PAYMENTS: When you select this option you choose for:

                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                    DEATH BENEFIT-- NONE: All payments end upon the death of
                    both annuitants.
--------------------------------------------------------------------------------
Life Income --      LENGTH OF PAYMENTS: For as long as either annuitant lives,
Two Lives --        with payments guaranteed from 5 to 30 years or as otherwise
Guaranteed          specified in the contract.
Payments
                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                    DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both
                    annuitants die before we have made all the guaranteed
                    payments, we will continue to pay the beneficiary the
                    remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the
                    remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income --      LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund
Option              DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the
(limited            annuitant's death, we will pay a lump-sum payment equal to
availability --     the amount originally applied to the income phase payment
fixed payment       option (less any premium tax) and less the total amount of
only)               income payments paid.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives--Cash
Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after
(limited            the first death.
availability--
fixed payment       DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: When both
only)               annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments
                    paid.
--------------------------------------------------------------------------------
NONLIFETIME INCOME PHASE PAYMENT OPTION
--------------------------------------------------------------------------------
Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed          years. In certain cases a lump-sum payment may be requested
Payments            at any time (see below).

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------
LUMP-SUM PAYMENt: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.
--------------------------------------------------------------------------------
CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

TAXATION
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Variable Annuity Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Variable Annuity Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Variable Account B assets supporting the Contract.

ILIAC Marathon Plus - 126062

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

ILIAC Marathon Plus - 126062

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified

ILIAC Marathon Plus - 126062
retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must Be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

    DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements

ILIAC Marathon Plus - 126062
applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

ILIAC Marathon Plus - 126062

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

ILIAC Marathon Plus - 126062

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary Salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs

ILIAC Marathon Plus - 126062
later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ILIAC Marathon Plus - 126062

OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:

                              151 Farmington Avenue
                           Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) in 1976 as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC ("ING Financial") (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. ("NASD") and the Securities Investor Protection Corporation. ING Financial' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contract is offered to the public by individuals who are registered representatives of ING Financial or other broker-dealers which have entered into a selling arrangement with ING Financial.

ING Financial may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions.

ILIAC Marathon Plus - 126062

We refer to ING Financial and the other broker-dealers selling the contract as "distributors."

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Occasionally ING Financial may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ING Financial will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ING Financial may also contract with independent third party broker-dealers who will act as wholesalers by assisting them in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ING Financial may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

ING Financial may also designate third parties to provide services in connection with the contract such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ING Financial will pay all costs and expenses related to these services.

PAYMENT OF COMMISSIONS

Persons who offer and sell the contract may be paid commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel or affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contract and other products issued or advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

ILIAC Marathon Plus - 126062

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

>    Standardized average annual total returns; and

>    Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully

ILIAC Marathon Plus - 126062
vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal

ILIAC Marathon Plus - 126062
charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

ILIAC Marathon Plus - 126062

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Performance Data
  General
  Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview-- Questions: Contacting the Company."

ILIAC Marathon Plus - 126062

                                   APPENDIX I

                            ILIAC GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE ILIAC GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

> When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn: The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation";

>    Early withdrawal charge--see "Fees"; or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

ILIAC Marathon Plus - 126062

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

ILIAC Marathon Plus - 126062

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC ("ING Financial") (formerly Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Marathon Plus - 126062

                                   APPENDIX II

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.
> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Marathon Plus - 126062

                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

-------------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                             CURRENT FUND NAME
-------------------------------------------------------------------------------------------------------------
ING GET Fund                                                 ING GET U.S. Core Portfolio
-------------------------------------------------------------------------------------------------------------
ING MFS Emerging Equities Portfolio                          ING Salomon Brothers Aggressive Growth Portfolio
-------------------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                                   ING MFS Research Equity Portfolio
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio               Janus Aspen Series MidCap Growth Portfolio
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING GET U.S. Core Portfolio
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER: Aeltus              participating, to the extent possible
    Investment Management, Inc.           in favorable equity market performance
                                          during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                      III-1

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING PARTNERS, INC.
--------------------------------------------------------------------------------
JPMORGAN FLEMING INTERNATIONAL            Seeks long-term growth of capital.
  PORTFOLIO (Initial Class) (formerly     Invests primarily (at least 65% of
  ING Scudder International Growth        total assets) in the equity securities
  Portfolio)                              of foreign companies that the
                                          subadviser believes have high growth
  INVESTMENT ADVISER: ING Life            potential. Will normally invest in
    Insurance and Annuity Company         securities of at least three different
  INVESTMENT SUBADVISER: J.P. Morgan      countries other than the U.S. and will
    Fleming Asset Management (London)     invest in securities in both developed
    Ltd.                                  and developing markets.
--------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES             Seeks capital appreciation. Invests
  PORTFOLIO (Initial Class)               primarily (at least 65% of net assets)
                                          in common stocks and related
  INVESTMENT ADVISER: ING Life            securities, such as preferred stocks,
    Insurance and Annuity Company         convertible securities and depositary
  INVESTMENT SUBADVISER: Massachusetts    receipts.
    Financial Services Company
--------------------------------------------------------------------------------
ING MFS RESEARCH EQUITY PORTFOLIO         Seeks long-term growth of capital and
  (Initial Class) (formerly ING MFS       future income. Invests primarily (at
  Research Portfolio)                     least 80% of net assets) in common
                                          stocks and related securities, such as
  INVESTMENT ADVISER: ING Life            preferred stocks, convertible
    Insurance and Annuity Company         securities and depositary receipts.
  INVESTMENT SUBADVISER: Massachusetts
    Financial Services Company
--------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH    Seeks long-term growth of capital.
  PORTFOLIO (Initial Class) (formerly     Invests primarily (at least 80% of net
  ING MFS Emerging Equities Portfolio)    assets under normal circumstances) in
                                          common stocks and related securities,
  INVESTMENT ADVISER: ING Life            such as preferred stocks, convertible
    Insurance and Annuity Company         securities and depositary receipts, of
  INVESTMENT SUBADVISER: Salomon          emerging growth companies.
    Brothers Asset Management Inc
--------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY           Seeks long-term capital growth, and
  PORTFOLIO (Initial Class)               secondarily, increasing dividend
                                          income. Invests primarily (at least
  INVESTMENT ADVISER: ING Life            80% of net assets under normal
    Insurance and Annuity Company         circumstances) in the common stocks.
  INVESTMENT SUBADVISER: T. Rowe Price    Concentrates its investments in growth
    Associates, Inc.                      companies. Investments in foreign
                                          securities are limited to 30% of total
                                          assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED      Seeks to provide total return (i.e.,
  PORTFOLIO (Class R) (formerly ING       income and capital appreciation, both
  Generation Portfolios, Inc. - ING VP    realized and unrealized). Managed for
  Crossroads Portfolio)                   investors seeking a balance between
                                          income and capital appreciation who
  INVESTMENT ADVISER: ING Investments,    generally have an investment horizon
    LLC                                   exceeding ten years and a moderate
  INVESTMENT SUBADVISER: Aeltus           level of risk tolerance. Under normal
    Investment Management, Inc.           market conditions, allocates assets
                                          among several classes of equities,
                                          fixed-income securities (including up
                                          to 15% of total assets in high-yield
                                          instruments) and money market
                                          instruments. The benchmark portfolio
                                          is 60% equities, 35% fixed income and
                                          5% money market instruments under
                                          neutral market conditions.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH        Seeks to provide capital appreciation.
  PORTFOLIO (Class R) (formerly ING       Managed for investors seeking capital
  Generation Portfolios, Inc. - ING VP    appreciation who generally have an
  Ascent Portfolio)                       investment horizon exceeding 15 years
                                          and a high level of risk tolerance.
  INVESTMENT ADVISER: ING Investments,    Under normal market conditions,
    LLC                                   allocates assets among several classes
  INVESTMENT SUBADVISER: Aeltus           of equities, fixed-income securities
    Investment Management, Inc.           (including up to 15% of total assets
                                          in high-yield instruments) and money
                                          market instruments. The benchmark
                                          portfolio is 80% equities and 20%
                                          fixed income under neutral market
                                          conditions.
--------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME        Seeks to provide total return
  PORTFOLIO (Class R) (formerly ING       consistent with preservation of
  Generation Portfolios, Inc. - ING VP    capital. Managed for investors
  Legacy Portfolio)                       primarily seeking total return
                                          consistent with capital preservation
  INVESTMENT ADVISER: ING Investments,    who generally have an investment
    LLC                                   horizon exceeding five years and a low
  INVESTMENT SUBADVISER: Aeltus           level of risk tolerance. Under normal
    Investment Management, Inc.           market conditions, allocates assets
                                          among several classes of equities,
                                          fixed-income securities (including up
                                          to 15% of total assets in high-yield
                                          instruments) and money market
                                          instruments. The benchmark portfolio
                                          is 35% equities, 55% fixed income and
                                          10% money market instruments under
                                          neutral market conditions.
--------------------------------------------------------------------------------
ING VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO        Seeks to maximize total return through
  (Class R)                               investments in a diversified portfolio
                                          of common stocks and securities
  INVESTMENT ADVISER: ING Investments,    convertible into common stock. Under
    LLC                                   normal market conditions, invests at
  INVESTMENT SUBADVISER: Aeltus           least 65% of total assets in common
    Investment Management, Inc.           stocks that the Portfolio's subadviser
                                          believes have significant potential
                                          for capital appreciation or income
                                          growth or both.
--------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class R)         Seeks growth of capital through
                                          investment in a diversified portfolio
  INVESTMENT ADVISER: ING Investments,    consisting primarily of common stocks
    LLC                                   and securities convertible into common
  INVESTMENT SUBADVISER: Aeltus           stocks believed to offer growth
    Investment Management, Inc.           potential. Under normal market
                                          conditions, invests at least 65% of
                                          total assets in common stocks and
                                          securities convertible into common
                                          stock.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class R)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER: ING Investments,    maintaining a market level of risk.
    LLC                                   Invests at least 80% of net assets in
  INVESTMENT SUBADVISER: Aeltus           stocks included in the S&P 500. The
    Investment Management, Inc.           subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO     Seeks long-term capital growth
  (Class R)                               primarily through investment in a
                                          diversified portfolio of common stocks
  INVESTMENT ADVISER: ING Investments,    principally traded in countries
    LLC                                   outside of the United States. The
  INVESTMENT SUBADVISER: Aeltus           Portfolio will not target any given
    Investment Management, Inc.           level of current income. Under normal
                                          market conditions, invests at least
                                          80% of assets in equity securities and
                                          at least 65% of its assets will
                                          normally be invested in securities
                                          principally traded in three or more
                                          countries outside of the U.S. These
                                          securities may include common stocks
                                          as well as securities convertible into
                                          common stock.
--------------------------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO            Seeks growth of capital primarily
  (Class R)                               through investment in a diversified
                                          portfolio of common stocks and
  INVESTMENT ADVISER: ING Investments,    securities convertible into common
    LLC                                   stocks of companies with smaller
  INVESTMENT SUBADVISER: Aeltus           market capitalizations. Under normal
    Investment Management, Inc.           market conditions, invests at least
                                          80% of net assets in common stocks and
                                          securities convertible into common
                                          stock of small-capitalization
                                          companies, defined as: 1) the 2,000
                                          smallest of the 3,000 largest U.S.
                                          companies (as measured by market
                                          capitalization); 2) all companies not
                                          included above that are included in
                                          the Standard & Poor's SmallCap 600
                                          Index or the Russell 2000 Index; and
                                          3) companies with market
                                          capitalizations lower than companies
                                          included in the first two categories.
--------------------------------------------------------------------------------
ING VP TECHNOLOGY PORTFOLIO (Class R)     Seeks long-term capital appreciation.
                                          Invests at least 80% of net assets in
  INVESTMENT ADVISER: ING Investments,    common stocks and securities
    LLC                                   convertible into common stock of
  INVESTMENT SUBADVISER: AIC Asset        companies in the information
    Management, LLC (AIC)                 technology industry sector.
--------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO        Seeks growth of capital primarily
  (Class R)                               through investment in a diversified
                                          portfolio of common stocks and
  INVESTMENT ADVISER: ING Investments,    securities convertible into common
    LLC                                   stock. Under normal market conditions,
  INVESTMENT SUBADVISER: Aeltus           invests at least 65% of total assets
    Investment Management, Inc.           in common stocks and securities
                                          convertible into common stock.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ING VARIABLE PRODUCT PORTFOLIOS
--------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.           Seeks to maximize investment return,
  (Class R)                               consistent with reasonable safety of
                                          principal, by investing in a
  INVESTMENT ADVISER: ING Investments,    diversified portfolio of one or more
    LLC                                   of the following asset classes:
  INVESTMENT SUBADVISER: Aeltus           stocks, bonds and cash equivalents,
    Investment Management, Inc.           based on the judgment of the
                                          Portfolio's management, of which of
                                          those sectors or mix thereof offers
                                          the best investment prospects.
                                          Typically, maintains approximately 60%
                                          of total assets in equities and
                                          approximately 40% of total assets in
                                          debt (including money market
                                          instruments). The Portfolio may invest
                                          up to 15% of total assets in
                                          high-yield instruments.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class R)           Seeks to maximize total return as is
                                          consistent with reasonable risk,
  INVESTMENT ADVISER: ING Investments,    through investment in a diversified
    LLC                                   portfolio consisting of debt
  INVESTMENT SUBADVISER: Aeltus           securities. Under normal market
    Investment Management, Inc.           conditions, invests at least 80% of
                                          net assets in high-grade corporate
                                          bonds, mortgage-related and other
                                          asset-backed securities, and
                                          securities issued or guaranteed by the
                                          U.S. Government, its agencies or
                                          instrumentalities. The Portfolio may
                                          invest up to 15% of total assets in
                                          high-yield instruments and up to 25%
                                          of total assets in foreign debt
                                          securities.
--------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO             Seeks to provide high current return,
  (Class R)                               consistent with preservation of
                                          capital and liquidity, through
  INVESTMENT ADVISER: ING Investments,    investment in high-quality money
    LLC                                   market instruments. Invests in a
  INVESTMENT SUBADVISER: Aeltus           diversified portfolio of high-quality
    Investment Management, Inc.           fixed income securities denominated in
                                          U.S. dollars, with short remaining
                                          maturities. THERE IS NO GUARANTEE THAT
                                          THE ING VP MONEY MARKET SUBACCOUNT
                                          WILL HAVE A POSITIVE OR LEVEL RETURN.
--------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO         Seeks to achieve a competitive total
                                          return through an actively managed
  INVESTMENT ADVISER: Calvert Asset       nondiversified portfolio of stocks,
    Management Company, Inc.              bonds and money market instruments
  INVESTMENT SUBADVISER: Brown Capital    which offer income and capital growth
    Management, Inc. and SsgA Funds       opportunity and which satisfy the
    Management, Inc.                      investment and social criteria for the
                                          Portfolio. Typically invests about 60%
                                          of its assets in stocks and 40% in
                                          bonds or other fixed-income
                                          investments. Stock investments are
                                          primarily common stock in large-cap
                                          companies, while the fixed-income
                                          investments are primarily a wide
                                          variety of investment grade bonds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP ASSET MANAGERSM            Seeks to obtain high total return with
  PORTFOLIO (Class I)                     reduced risk over the long term by
                                          allocating its assets among stocks,
  INVESTMENT ADVISER: Fidelity            bonds and short-term instruments.
    Management & Research Company         Assets are allocated among stocks,
  INVESTMENT SUBADVISER: Fidelity         bonds, and short-term and money market
    Management & Research (U.K.) Inc.;    instruments, maintaining an expected
    Fidelity Management & Research        neutral mix over time of 50% of assets
    (Far East) Inc.; Fidelity             in stocks, 40% of assets in bonds, and
    Investments Japan Limited;            10% of assets in short-term and money
    Fidelity Investments Money            market instruments.
    Management, Inc.; FMR Co., Inc.
--------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO     Seeks long-term capital appreciation.
  (Class I)                               Normally invests primarily in common
                                          stocks of companies whose value the
  INVESTMENT ADVISER: Fidelity            Portfolio's investment adviser
    Management & Research Company         believes is not fully recognized by
  INVESTMENT SUBADVISER: Fidelity         the public.
    Management & Research (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
  (Class I)                               considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER: Fidelity            which exceeds the composite yield on
    Management & Research Company         the securities comprising the Standard
  INVESTMENT SUBADVISER: FMR Co., Inc.    & Poor's 500 Index. Normally invests
                                          at least 80% of total assets in
                                          income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
  (Class I)                               Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER: Fidelity            adviser believes have above-average
    Management & Research Company         growth potential (often called
  INVESTMENT SUBADVISER: FMR Co., Inc.    "growth" stocks).
--------------------------------------------------------------------------------
FIDELITY(R)VIP HIGH INCOME PORTFOLIO      Seeks a high level of current income
  (Class I)                               while also considering growth of
                                          capital. Normally invests primarily in
  INVESTMENT ADVISER: Fidelity            income-producing debt securities,
    Management & Research Company         preferred stocks and convertible
  INVESTMENT SUBADVISER: Fidelity         securities, with an emphasis on
    Management & Research (U.K.) Inc.;    lower-quality debt securities.
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
FIDELITY(R)INDEX 500 PORTFOLIO            Seeks investment results that
  (Class I)                               correspond to the total return of
                                          common stocks publicly traded in the
  INVESTMENT ADVISER: Fidelity            United States, as represented by the
    Management & Research Company         Standard & Poor's 500 Index (S&P 500).
                                          Normally invests at least 80% of
                                          assets in common stocks included in
                                          the S&P 500.
--------------------------------------------------------------------------------
FIDELITY(R)VIP OVERSEAS PORTFOLIO         Seeks long-term growth of capital.
  (Class I)                               Normally invests at least 80% of
                                          assets in non-U.S. securities,
  INVESTMENT ADVISER: Fidelity            primarily in common stocks.
    Management & Research Company
  INVESTMENT SUBADVISER: Fidelity
    Management & Research (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    International Investment Advisors
    (U.K.) Limited; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - BALANCED             Seeks long-term capital growth,
  PORTFOLIO (Class I)                     consistent with preservation of
                                          capital and balanced by current
  INVESTMENT ADVISER: Janus Capital       income. Normally invests 40-60% of its
                                          assets in securities selected
                                          primarily for their growth potential
                                          and 40-60% of its assets in securities
                                          selected primarily for their income
                                          potential. Will normally invest at
                                          least 25% of its assets in
                                          fixed-income securities.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - FLEXIBLE INCOME      Invests primarily in a wide variety of
  PORTFOLIO (Class I)                     income-producing securities such as
                                          corporate bonds and notes, government
  INVESTMENT ADVISER: Janus Capital       securities and preferred stock. Will
                                          invest at least 80% of its assets in
                                          income-producing securities. Will
                                          invest at least 65% of its assets in
                                          investment grade debt securities with
                                          a dollar-weighted maturity of five to
                                          ten years. Will limit its investment
                                          in high-yield/high-risk bonds to 35%
                                          or less of its net assets.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - GROWTH PORTFOLIO     Seeks long-term growth of capital in a
  (Class I)                               manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks selected
                                          for their growth potential. Although
                                          it can invest in companies of any
                                          size, it generally invests in larger,
                                          more established companies.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES - MID CAP GROWTH       A nondiversified Portfolio that
  PORTFOLIO (Class I)                     invests, under normal circumstances,
                                          at least 80% of its net assets in
  INVESTMENT ADVISER: Janus Capital       equity securities of mid-sized
                                          companies whose market capitalization
                                          falls, at the time of initial
                                          purchase, in the 12-month average of
                                          the capitalization ranges of the
                                          Russell MidCap Growth Index.
--------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH       Seeks long-term growth of capital in a
  PORTFOLIO (Class I)                     manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER: Janus Capital       primarily in common stocks of
                                          companies of any size located
                                          throughout the world. Normally invests
                                          in issuers from at least five
                                          different countries, including the
                                          United States. May at times invest in
                                          fewer than five countries or even in a
                                          single country.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
--------------------------------------------------------------------------------
MFS(R)STRATEGIC INCOME SERIES             A nondiversified fund that seeks to
  (Class I)                               provide high current income by
                                          investing in fixed income securities.
  INVESTMENT ADVISER: MFS Investment      Its secondary objective is to provide
    Management(R)                         significant capital appreciation.
                                          Under normal market conditions,
                                          invests at least 65% of net assets in
                                          fixed income securities including:
                                          U.S. government securities, foreign
                                          government securities, mortgage-backed
                                          and asset-backed securities, corporate
                                          bonds and emerging market securities.
--------------------------------------------------------------------------------
MFS(R)TOTAL RETURN SERIES (Class I)       A nondiversified fund that seeks to
                                          provide high current income by
  INVESTMENT ADVISER: MFS Investment      investing in fixed income securities.
    Management(R)                         Its secondary objective is to provide
                                          significant capital appreciation.
                                          Under normal market conditions,
                                          invests at least 65% of net assets in
                                          fixed income securities including:
                                          U.S. government securities, foreign
                                          government securities, mortgage-backed
                                          and asset-backed securities, corporate
                                          bonds and emerging market securities.
--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA     Seeks capital appreciation by
                                          investing in "growth type" companies.
  INVESTMENT ADVISER:                     Invests mainly in equity securities,
    OppenheimerFunds, Inc.                such as common stocks and can invest
                                          in other equity securities, such as
                                          preferred stocks and securities
                                          convertible into common stocks.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA     Seeks long-term capital appreciation
                                          by investing a substantial portion of
  INVESTMENT ADVISER:                     assets in securities of foreign
    OppenheimerFunds, Inc.                issuers, "growth-type" companies,
                                          cyclical industries and special
                                          situations that are considered to have
                                          appreciation possibilities. Invests
                                          mainly in common stocks and can also
                                          buy other equity securities, including
                                          preferred stocks and convertible
                                          securities in the U.S. and foreign
                                          countries.
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA(R)        Seeks high total return (which
                                          includes growth in the value of its
  INVESTMENT ADVISER:                     shares as well as current income) from
    OppenheimerFunds, Inc.                equity and debt securities. Invests
                                          mainly in common stocks of U.S.
                                          companies, and can also invest in
                                          other equity securities such as
                                          preferred stocks and securities
                                          convertible into common stocks.
--------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA        Seeks a high level of current income
                                          principally derived from interest on
  INVESTMENT ADVISER:                     debt securities. Invests mainly in
    OppenheimerFunds, Inc.                debt securities of issuers in three
                                          market sectors: foreign governments
                                          and companies, U.S. Government
                                          securities, and lower-grade high-yield
                                          securities of U.S. and foreign
                                          companies.
--------------------------------------------------------------------------------

ILIAC Marathon Plus - 126062

                                     III-8

                                   APPENDIX IV

          PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO* OFFERINGS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                               OFFERING DATES           GUARANTEE DATES
-------------------------------------------------------------------------------------------
GET V SERIES                                   03/13/03 - 06/12/03      06/13/03 - 06/13/08
-------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO--  SERIES 1        06/12/03 - 09/11/03      09/12/03 - 09/12/08
-------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO--  SERIES 2        09/12/03 - 12/11/03      12/12/03 - 12/12/08
-------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO--  SERIES 3        12/12/03 - 03/11/04      03/12/04 - 03/13/09
-------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO--  SERIES 4        03/12/04 - 06/10/04      06/11/04 - 06/12/09
-------------------------------------------------------------------------------------------

*    Previously known as ING GET Fund.

ILIAC Marathon Plus - 126062

                                   Appendix V

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
================================================================================

(Selected data for accumulation units outstanding throughout each period)
The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The condensed financial information presented below for each of the periods in the seven-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by other auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information.

                                     2002       2001       2000       1999       1998       1997       1996       1995       1994
                                     ----       ----       ----       ----       ----       ----       ----       ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period       $11.092    $12.089    $12.656    $11.437     $9.976     $9.805(1)
Value at end of period               $9.61    $11.092    $12.089    $12.656    $11.437     $9.976
Number of accumulation units
  outstanding at end of period      79,520     73,665     75,859     63,517     34,438      4,827

FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period       $17.452    $18.456    $19.482    $17.786    $15.679    $13.180    $11.664    $10.000(1)
Value at end of period              $15.71    $17.452    $18.456    $19.482    $17.786    $15.679    $13.180    $11.664
Number of accumulation units
  outstanding at end of period     593,741    690,331    829,363    951,973  1,019,122    748,981    450,051    116,810

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
Value at beginning of period       $21.347    $24.674    $26.797    $21.872    $17.066    $13.943    $11.658    $10.000(2)
Value at end of period              $19.08    $21.347    $24.674    $26.797    $21.872    $17.066    $13.943    $11.658
Number of accumulation units
  outstanding at end of period   3,334,536  3,675,855  4,392,710  5,373,381  5,718,966  5,222,894  3,294,964    684,272

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period       $21.922    $23.395    $21.883    $20.872    $18.963    $15.013    $13.324    $10.002   $10.000(1)
Value at end of period              $17.95    $21.922    $23.395    $21.883    $20.872    $18.963    $15.013    $13.324    $10.002
Number of accumulation units
  outstanding at end of period   3,974,733  4,671,456  5,036,497  6,104,314  6,923,692  6,378,264  4,200,501    913,517     17,013

FIDELITY(R) VIP GROWTH PORTFOLIO
Value at beginning of period       $25.446    $31.342    $35.706    $26.348    $19.157    $15.734    $13.913    $10.423   $10.000(1)
Value at end of period              $17.54    $25.446    $31.342    $35.706    $26.348    $19.157    $15.734    $13.913    $10.423
Number of accumulation units
  outstanding at end of period   2,620,007  3,217,102  3,812,422  4,177,866  4,154,250  3,697,132  3,260,855    885,545     17,013

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period        $9.342    $10.735    $14.042    $13.168    $13.959    $12.031    $10.701    $10.000(2)
Value at end of period               $9.53     $9.342    $10.735    $14.042    $13.168    $13.959    $12.031    $10.701
Number of accumulation units
  outstanding at end of period   1,611,770  1,838,001  2,107,872  2,739,738  3,196,921  2,522,965  1,222,580    112,819

FIDELITY(R) VIP INDEX 500 PORTFOLIO
Value at beginning of period       $20.929    $24.151    $27.005    $22.727    $17.961    $13.728    $11.336    $10.000(2)
Value at end of period              $16.04    $20.929    $24.151
Value at end of period             $27.005    $22.727    $17.961    $13.728    $11.336
Number of accumulation units
  outstanding at end of period   3,363,853  4,072,090  4,683,497  5,394,051  5,533,320  4,286,245  1,994,556    191,671

FIDELITY(R) VIP OVERSEAS PORTFOLIO
Value at beginning of period       $13.261    $17.062    $21.391    $15.210    $13.682    $12.439    $11.143    $10.000(1)
Value at end of period              $10.42    $13.261    $17.062    $21.391    $15.210    $13.682    $12.439    $11.143
Number of accumulation units
  outstanding at end of period     392,647    489,657    589,199    685,323    929,310    807,976    681,094    150,017

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period       $10.384    $14.415    $18.181    $11.640     $9.912     $9.791(2)
Value at end of period               $8.39    $10.384    $14.415    $18.181    $11.640     $9.912
Number of accumulation units
  outstanding at end of period     191,334    218,709    253,493    183,802    199,291      5,904

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period       $12.836    $17.303    $18.612    $12.686    $10.152    $10.009(2)
Value at end of period               $8.84    $12.836    $17.303    $18.612    $12.686    $10.152
Number of accumulation units
  outstanding at end of period     846,007  1,075,773  1,162,340    975,016    881,252    486,822

ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period       $13.775    $17.659    $18.750    $15.331    $12.641    $12.892(2)
Value at end of period              $10.20    $13.775    $17.659    $18.750    $15.331    $12.641
Number of accumulation units
  outstanding at end of period   2,125,862  2,768,107  3,282,514  3,631,867  4,136,851  3,899,626

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period       $14.485    $19.644    $27.973    $18.803    $14.707    $14.894(2)
Value at end of period               $9.24    $14.485    $19.644    $27.973    $18.803    $14.707
Number of accumulation units
  outstanding at end of period   2,842,989  3,504,571  4,169,944  4,571,240  5,270,772  5.027,952

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period       $24.288    $27.438    $27.835    $23.078    $18.343    $17.979(2)
Value at end of period              $18.37    $24.288    $27.438    $27.835    $23.078    $18.343
Number of accumulation units
  outstanding at end of period   2,520,654  3,007,877  3,475,122  3,902,489  4,440,083  4,434,574

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period       $22.309    $23.622    $24.091    $21.507    $18.653    $15.445    $13.602    $10.828   $10.000(2)
Value at end of period              $19.73    $22.309    $23.622    $24.091    $21.507    $18.653    $15.445    $13.602    $10.828
Number of accumulation units
  outstanding at end of period   1,497,149  1,777,784  2,057,800  2,243,590  2,533,501  2,265,203  1,544,723    919,744    911,281

ING VP BOND PORTFOLIO
Value at beginning of period       $15.880    $14.811    $13.700    $13.998    $13.128    $12.294    $12.037    $10.324   $10.000(3)
Value at end of period              $16.96    $15.880    $14.811    $13.700    $13.998    $13.128    $12.294    $12.037    $10.324
Number of accumulation units
  outstanding at end of period   2,475,954  2,227,649  1,640,793  1,967,951  1,948,373  1,528,968  1,129,814    988,199    983,357

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period       $20.311    $25.247    $28.758    $24.839    $22.004    $17.181    $14.001    $10.737   $10.000(4)
Value at end of period              $15.02    $20.311    $25.247    $28.758    $24.839    $22.004    $17.181    $14.001    $10.737
Number of accumulation units
  outstanding at end of period   4,488,575  5,533,623  6,649,057  7,621,660  8,999,336  8,522,639  4,919,945  3,068,782  3,178,712

ING VP GROWTH PORTFOLIO
Value at beginning of period       $14.840    $20.638    $23.771    $17.862    $13.158    $11.084(3)
Value at end of period              $10.40    $14.840    $20.638    $23.771    $17.862    $13.158
Number of accumulation units
  outstanding at end of period     573,853    801,461  1,107,042    947,366    738,449    241,289

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period       $17.439    $20.478    $22.923    $18.704    $14.414    $10.919    $10.000(1)
Value at end of period              $13.49    $17.439    $20.478    $22.923    $18.704    $14.414    $10.919
Number of accumulation units
  outstanding at end of period   1,883,338  2,099,794  2,629,361  2,708,365  2,252,763  1,179,485     19,177

ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period        $8.581    $11.434    $14.554     $9.754    $10.169(1)
Value at end of period               $6.20     $8.581    $11.434    $14.554     $9.754
Number of accumulation units
  outstanding at end of period      98,804     93,668    101,230     44,241     45,143

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period       $13.723    $13.392    $12.766    $12.322    $11.850    $11.394    $10.968    $10.489   $10.000(4)
Value at end of period              $13.75    $13.723    $13.392    $12.766    $12.322    $11.850    $11.394    $10.968    $10.489
Number of accumulation units
  outstanding at end of period   6,600,978  7,306,703  5,982,730  7,902,384  6,973,165  6,770,680  4,871,015  2,694,034  3,407,448

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period       $18.926    $18.458    $17.540    $13.595    $13.638    $10.603(3)
Value at end of period              $14.33    $18.926    $18.458    $17.540    $13.595    $13.638
Number of accumulation units
  outstanding at end of period   1,032,724    993,412    970,627    715,582    873,316    424,486

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period       $14.814    $16.155    $16.316    $15.013    $14.377    $12.402    $10.587    $10.000(3)
Value at end of period              $13.21    $14.814    $16.155    $16.316    $15.013    $14.377    $12.402    $10.587
Number of accumulation units
  outstanding at end of period     589,474    671,070    765,165    947,776  1,316,579  1,112,043    326,292     27,089

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period       $15.187    $17.415    $17.779    $15.769    $15.333    $12.970    $10.645    $10.000(3)
Value at end of period              $12.91    $15.187    $17.415    $17.779    $15.769    $15.333    $12.970    $10.645
Number of accumulation units
  outstanding at end of period     493,887    554,667    664,702    742,494  1,027,839    898,302    298,740     15,832

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period       $14.695    $15.267    $14.772    $13.989    $13.267    $11.751    $10.438    $10.000(4)
Value at end of period              $13.86    $14.695    $15.267    $14.772    $13.989    $13.267    $11.751    $10.438
Number of accumulation units
  outstanding at end of period     798,446    917,449    988,465  1,203,703  1,551,324  1,217,781    492,915     28,778

ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period        $4.424     $5.824     $9.738(1)
Value at end of period               $2.56     $4.424     $5.824
Number of accumulation units
  outstanding at end of period     476,267    451,032    366,685

ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period       $18.250    $20.480    $18.847    $15.985    $13.246    $10.856(3)
Value at end of period              $13.32    $18.250    $20.480    $18.847    $15.985    $13.246
Number of accumulation units
  outstanding at end of period     760,214    849,750    641,673    609,862    841,078    289,182

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period       $25.019    $26.630    $27.623    $22.101    $16.692    $13.865    $12.104    $10.000(1)
Value at end of period              $23.08    $25.019    $26.630    $27.623    $22.101    $16.692    $13.865    $12.104
Number of accumulation units
  outstanding at end of period   2,369,860  2,695,283  2,943,151  2,773,992  2,277,804  1,544,831    682,296     53,016

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period       $17.176    $16.170    $15.433    $15.405    $14.320    $12.995    $12.071     $9.884   $10.000(5)
Value at end of period              $18.71    $17.176    $16.170    $15.433    $15.405    $14.320    $12.995    $12.071     $9.884
Number of accumulation units
  outstanding at end of period     908,267    751,090    673,857    783,971    855,510    523,315    225,717     45,714          0

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period       $21.775    $29.345    $34.828    $24.532    $18.340    $15.153    $12.975    $10.109   $10.000(2)
Value at end of period              $15.78    $21.775    $29.345    $34.828    $24,532    $18.340    $15.153    $12.975    $10.109
Number of accumulation units
  outstanding at end of period   1,698,475  2,272,405  2,868,919  2,701,099  2,097,548  1,863,396  1,145,305    176,111      9,588

JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period       $18.205    $30.497    $45.363    $20.410    $15.418    $13.879    $13.040    $10.374   $10.000(6)
Value at end of period              $12.94    $18.205    $30.497    $45.363    $20.410    $15.418    $13.879    $13.040    $10.374
Number of accumulation units
  outstanding at end of period   1,563,269  2,092,270  2,725,308  2,409,624  1,622,089  1,558,985  1,248,669    187,584          0

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period       $24.786    $32.413    $38.979    $24.039    $18.910    $15.701    $12.341    $10.000(5)
Value at end of period              $18.21    $24.786    $32.413    $38.979    $24.039    $18.910    $15.701    $12.341
Number of accumulation units
  outstanding at end of period   4,329,392  5,466,151  6,694,492  7,044,821  7,196,142  6,453,536  3,060,432    252,485

MFS(R) STRATEGIC INCOME SERIES
Value at beginning of period       $11.153    $10.799    $10.440    $10.860    $10.207    $10.471    $10.000(2)
Value at end of period              $11.92    $11.153    $10.799    $10.440    $10.860    $10.207    $10.471
Number of accumulation units
  outstanding at end of period     190,603    123,681    124,226    138,331    156,298    129,739     38,958

MFS(R) TOTAL RETURN SERIES
Value at beginning of period       $16.586    $16.782    $14.669    $14.432    $13.030    $10.894    $10.000(2)
Value at end of period              $15.51    $16.586    $16.782    $14.669    $14.432    $13.030    $10.894
Number of accumulation units
  outstanding at end of period   2,066,374  2,148,561  1,935,234  2,056,863  2,203,927  1,456,174    387,019

OPPENHEIMER AGGRESSIVE GROWTH FUND VA
Value at beginning of period       $14.517    $21.423    $24.477    $13.520    $12.204    $10.725(3)
Value at end of period              $10.34    $14.517    $21.423    $24.477    $13.520    $12.204
Number of accumulation units
  outstanding at end of period     645,051    827,072  1,000,873    734,834    659,693    302,223

OPPENHEIMER GLOBAL SECURITIES FUND VA
Value at beginning of period       $18.231    $21.023    $20.287    $12.982    $11.539    $10.457(3)
Value at end of period              $14.00    $18.231    $21.023    $20.287    $12.982    $11.539
Number of accumulation units
  outstanding at end of period     619,881    517,495    515,085    346,236    465,279    232,338

OPPENHEIMER MAIN STREET FUND VA
Value at beginning of period       $12.620    $14.248    $15.839    $13.199    $12.785    $10.497(3)
Value at end of period              $10.10    $12.620    $14.248    $15.839    $13.199    $12.785
Number of accumulation units
  outstanding at end of period   1,627,171  1,868,141  1,984,152  1,942,405  2,014,343    992,461

OPPENHEIMER STRATEGIC BOND FUND VA
Value at beginning of period       $11.583    $11.206    $11.072    $10.921    $10.764    $10.167(3)
Value at end of period              $12.27    $11.583    $11.206    $11.072    $10.921    $10.764
Number of accumulation units
  outstanding at end of period     814,287    773,100    785,150    831,203    890,900    287,313

Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnotes for period ended December 31, 1998:
(1)  Funds were first received in this option during June 1998.

Condensed Financial Information (continued)

Footnotes for period ended December 31, 1997:
(1)  Funds were first received in this option during December 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during May 1997.
Footnotes for period ended December 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during May 1996, when the series became available under the contract.
Footnotes for period ended December 31, 1995:
(1)  Funds were first received in this option during January 1995.
(2) The initial accumulation unit value was established at $10.000 during June 1995, when the fund became available under the contract.
(3) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(4) The initial accumulation unit value was established at $10.000 during September 1995, when the portfolio became available under the contract.
(5)  Funds were first received in this option during April 1995.
Footnotes for period ended December 31, 1994:
(1)  Funds were first received in this option during December 1994.
(2)  Funds were first received in this option during July 1994.
(3)  Funds were first received in this option during August 1994.
(4)  Funds were first received in this option during October 1994.
(5)  Funds were first received in this option during November 1994.
(6) The initial accumulation unit value was established at $10.000 during May 1994, when the fund became available under the contract.

                        Condensed Financial Information
--------------------------------------------------------------------------------
                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 2002 is derived from the financial statements of the separate account, which have been audited by Ernst & Young LLP, independent auditors. The condensed financial information presented below for each of the periods in the three-year period ended December 31, 2000 (as applicable), is derived from the financial statements of the separate account, which have been audited by other auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information.

                                                  2002       2001       2000       1999       1998
                                                  ----       ----       ----       ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                    $11.161    $12.146    $12.696    $11.456    $10.882(1)
Value at end of period                            $9.68    $11.161    $12.146    $12.696    $11.456
Number of accumulation units
  outstanding at end of period                   65,983     61,262     59,786     58,632     56,713

FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period                    $14.572    $15.387    $16.218    $14.783    $13.995(1)
Value at end of period                           $13.13    $14.572    $15.387    $16.218    $14.783
Number of accumulation units
  outstanding at end of period                  133,918    140,460    163,400    183,310    154,809

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
Value at beginning of period                    $17.150    $19.792    $21.463    $17.492    $15.503(1)
Value at end of period                           $15.35    $17.150    $19.792    $21.463    $17.492
Number of accumulation units
  outstanding at end of period                  590,672    614,227    731,695    787,797    637,258

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                    $15.765    $16.799    $15.689    $14.942    $15.151(1)
Value at end of period                           $12.93    $15.765    $16.799    $15.689    $14.942
Number of accumulation units
  outstanding at end of period                  820,646    895,708    877,097    992,829    919,970

FIDELITY(R) VIP GROWTH PORTFOLIO
Value at beginning of period                    $16.901    $20.785    $23.643    $17.420    $14.533(1)
Value at end of period                           $11.66    $16.901    $20.785    $23.643    $17.420
Number of accumulation units
  outstanding at end of period                  587,470    772,781    878,022    831,556    600,814

FIDELITY(R) VIP HIGH INCOME PORTFOLIO
Value at beginning of period                     $8.409     $9.648    $12.601    $11.798    $13.167(1)
Value at end of period                            $8.59     $8.409     $9.648    $12.601    $11.798
Number of accumulation units
  outstanding at end of period                  389,530    511,032    494,024    688,516    530,362

FIDELITY(R) VIP INDEX 500 PORTFOLIO
Value at beginning of period                    $17.509    $20.173    $22.522    $18.925    $17.227(1)
Value at end of period                           $13.44    $17.509    $20.173    $22.522    $18.925
Number of accumulation units
  outstanding at end of period                  761,472    888,564    988,345  1,101,289    844,490

FIDELITY(R) VIP OVERSEAS PORTFOLIO
Value at beginning of period                    $11.280    $14.491    $18.139    $12.879    $13.796(1)
Value at end of period                            $8.88    $11.280    $14.491    $18.139    $12.879
Number of accumulation units
  outstanding at end of period                   35,341     45,272     55,033     58,815     77,431

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                    $10.449    $14.482    $18.238    $11.659    $11.775(1)
Value at end of period                            $8.45    $10.449    $14.482    $18.238    $11.659
Number of accumulation units
  outstanding at end of period                   68,657     56,361     67,478     80,485    107,009

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                    $12.917    $17.385    $18.672    $12.708    $12.147(1)
Value at end of period                            $8.91    $12.917    $17.385    $18.672    $12.708
Number of accumulation units
  outstanding at end of period                  243,401    308,780    314,991    289,620    214,290

ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $9.506    $12.169    $12.901    $10.532    $10.102(1)
Value at end of period                            $7.05     $9.506    $12.169    $12.901    $10.532
Number of accumulation units
  outstanding at end of period                  356,088    491,018    579,224    576,382    554,095

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                     $9.875    $13.372    $19.012    $12.761    $12.011(1)
Value at end of period                            $6.31     $9.875    $13.372    $19.012    $12.761
Number of accumulation units
  outstanding at end of period                  393,581    482,715    555,263    554,655    503,944

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                    $17.636    $19.893    $20.151    $16.682    $15.327(1)
Value at end of period                           $13.36    $17.636    $19.893    $20.151    $16.682
Number of accumulation units
  outstanding at end of period                  234,755    281,779    293,211    304,102    272,321

ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                    $15.852    $16.759    $17.066    $15.212    $14.392(1)
Value at end of period                           $14.04    $15.852    $16.759    $17.066    $15.212
Number of accumulation units
  outstanding at end of period                  342,040    387,907    452,342    456,097    363,745

ING VP BOND PORTFOLIO
Value at beginning of period                    $13.573    $12.640    $11.674    $11.910    $11.367(1)
Value at end of period                           $14.52    $13.573    $12.640    $11.674    $11.910
Number of accumulation units
  outstanding at end of period                  624,875    512,374    429,645    487,814    387,995

ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                    $13.640    $16.928    $19.253    $16.604    $16.554(1)
Value at end of period                           $10.10    $13.640    $16.928    $19.253    $16.604
Number of accumulation units
  outstanding at end of period                  892,957  1,051,190  1,199,815  1,372,572  1,327,157

ING VP GROWTH PORTFOLIO
Value at beginning of period                    $14.948    $20.755    $23.870    $17.909    $15.809(1)
Value at end of period                           $10.49    $14.948    $20.755    $23.870    $17.909
Number of accumulation units
  outstanding at end of period                  234,214    312,228    419,749    367,226    266,761

ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                    $17.281    $20.261    $22.646    $18.449    $16.421(1)
Value at end of period                           $13.39    $17.281    $20.261    $22.646    $18.449
Number of accumulation units
  outstanding at end of period                  635,456    719,529    867,634    838,357    609,863

ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                     $8.630    $11.481    $14.592     $9.764    $10.100(1)
Value at end of period                            $6.25     $8.630    $11.481    $14.592     $9.764
Number of accumulation units
  outstanding at end of period                   34,502     38,228     40,045     33.245     41,047

ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                    $12.465    $12.145    $11.561    $11.141    $10.847(1)
Value at end of period                           $12.51    $12.465    $12.145    $11.561    $11.141
Number of accumulation units
  outstanding at end of period                1,031,858  1,479,116    939,266  1,373,014  1,221,159

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                    $19.063    $18.563    $17.613    $13.631    $15.596(1)
Value at end of period                           $14.45    $19.063    $18.563    $17.613    $13.631
Number of accumulation units
  outstanding at end of period                  286,773    287,178    297,717    276,386    272,562

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                    $13.468    $14.665    $14.789    $13.588    $14.044(1)
Value at end of period                           $12.03    $13.468    $14.665    $14.789    $13.588
Number of accumulation units
  outstanding at end of period                  139,966    177,460    228,739    254,767    237,468

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                    $13.557    $15.521    $15.822    $14.012    $14.947(1)
Value at end of period                           $11.55    $13.557    $15.521    $15.822    $14.012
Number of accumulation units
  outstanding at end of period                   97,671    121,059    128,642    143,278    160,746

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                    $13.757    $14.271    $13.787    $13.037    $13.073(1)
Value at end of period                           $12.99    $13.757    $14.271    $13.787    $13.037
Number of accumulation units
  outstanding at end of period                  283,368    327,498    368,911    430,582    467,027

ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                     $4.435     $5.830     $9.999(1)
Value at end of period                            $2.57     $4.435     $5.830
Number of accumulation units
  outstanding at end of period                   61,730     70,054     53,902

ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                    $18.382    $20.596    $18.926    $16.028    $15.274(1)
Value at end of period                           $13.44    $18.382    $20.596    $18.926    $16.028
Number of accumulation units
  outstanding at end of period                  171,772    211,524    157,762    160,010    173,741

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                    $19.980    $21.234    $21.992    $17.569    $15.156(1)
Value at end of period                           $18.46    $19.980    $21.234    $21.992    $17.569
Number of accumulation units
  outstanding at end of period                  673,360    769,234    827,115    807,835    480,187

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                    $14.419    $13.554    $12.916    $12.873    $12.363(1)
Value at end of period                           $15.73    $14.419    $13.554    $12.916    $12.873
Number of accumulation units
  outstanding at end of period                  212,110    219,466    201,337    249,484    221,988

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                    $15.570    $20.951    $24.827    $17.461    $15.094(1)
Value at end of period                           $11.30    $15.570    $20.951    $24.827    $17.461
Number of accumulation units
  outstanding at end of period                  346,670   $470,608    586,508    521,852    281,234

JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                    $12.690    $21.226    $31.525    $14.162    $12.108(1)
Value at end of period                            $9.03    $12.690    $21.226    $31.525    $14.162
Number of accumulation units
  outstanding at end of period                  357,736    466,910    667,971    532,221    216,958

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                    $17.979    $23.476    $28.189    $17.358    $16.509(1)
Value at end of period                           $13.23    $17.979    $23.476    $28.189    $17.358
Number of accumulation units
  outstanding at end of period                  816,356    978,798  1,190,701  1,226,256    941,812

MFS(R) STRATEGIC INCOME SERIES
Value at beginning of period                    $11.249    $10.875    $10.498    $10.904    $10.312(1)
Value at end of period                           $12.04    $11.249    $10.875    $10.498    $10.904
Number of accumulation units
  outstanding at end of period                   37,246     32,268     18,002     18,980     29,055

MFS(R) TOTAL RETURN SERIES
Value at beginning of period                    $16.730    $16.901    $14.751    $14.491    $14.096(1)
Value at end of period                           $15.67    $16.730    $16.901    $14.751    $14.491
Number of accumulation units
  outstanding at end of period                  475,213    486,346    422,692    483,033    400,396

OPPENHEIMER AGGRESSIVE GROWTH FUND VA
Value at beginning of period                    $14.622    $21.545    $24.578    $13.556    $14.076(1)
Value at end of period                           $10.43    $14.622    $21.545    $24.578    $13.556
Number of accumulation units
  outstanding at end of period                  228,736    262,224    311,924    251,983    211,732

OPPENHEIMER GLOBAL SECURITIES FUND VA
Value at beginning of period                    $18.363    $21.142    $20.372    $13.016    $13.007(1)
Value at end of period                           $14.12    $18.363    $21.142    $20.372    $13.016
Number of accumulation units
  outstanding at end of period                  120,065     95,209     91,348     82,153    113,575

OPPENHEIMER MAIN STREET FUND VA
Value at beginning of period                    $12.711    $14.329    $15.905    $13.234    $14.890(1)
Value at end of period                           $10.19    $12.711    $14.329    $15.905    $13.234
Number of accumulation units
  outstanding at end of period                  567,565    616,805    642,720    685,331    602,061

OPPENHEIMER STRATEGIC BOND FUND VA
Value at beginning of period                    $11.667    $11.269    $11.118    $10.950    $11.084(1)
Value at end of period                           $12.38    $11.667    $11.269    $11.118    $10.950
Number of accumulation units
  outstanding at end of period                  197,895    230,730    248,905    307,278    254,861

Footnote for period ended December 31, 2000:
(1)  Funds were first received in this option during May 2000.
Footnote for period ended December 31, 1998:
(1)  Funds were first received in this option during May 1998.

ILIAC Marathon Plus - 126062

                                     PART B

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                                  MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 1, 2003.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling our Service Center at

                             Customer Service Center
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271
                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           Page
     General Information and History                                          2
     Variable Annuity Account B                                               2
     Offering and Purchase of Contracts                                       3
     Performance Data                                                         3
        General                                                               3
        Average Annual Total Return Quotations                                4
     Income Phase Payments                                                    7
     Sales Material and Advertising                                           8
     Independent Auditors                                                     9
     Financial Statements of the Separate Account                           S-1
     Consolidated Financial Statements of ING Life Insurance and
       Annuity Company and Subsidiaries                                     F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2002, the Company (ING Life Insurance and Annuity Company) and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2001. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus (converted to a percentage of assets equal to 0.059%). The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts,, two sets of performance returns are shown for each subaccount: one showing performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date. The current series of ING GET Fund was not available as of December 31, 2002, therefore, there is no performance history reported in the performance tables for this subaccount.

                                                             -----------------------------------------------------------------------
                                                                                                                        DATE
                                                                                                                   CONTRIBUTIONS
                                                                                                                   FIRST RECEIVED
                                                                                 STANDARDIZED                        UNDER THE
                                                                                                                  SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                         SUBACCOUNT                             1 YEAR       5 YEAR      10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                               (19.83%)     (1.57%)       5.05%                      11/30/1992
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Asset ManagerSM Portfolio (Initial Class)        (16.44%)     (0.75%)                    5.76%         01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)           (17.05%)      1.54%                     8.22%         06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)          (24.60%)     (1.92%)                    7.52%         12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Growth Portfolio (Initial Class)                 (37.66%)     (2.60%)                    6.66%         12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP High Income Portfolio (Initial Class)             (4.35%)     (8.45%)                   (0.71%)        06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Index 500 Portfolio (Initial Class)              (29.86%)     (3.10%)                    6.46%         06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Overseas Portfolio (Initial Class)               (27.91%)     (6.29%)                    0.64%         01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Initial Class)    (25.72%)     (4.20%)                   (3.88%)        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING JPMorgan Fleming                 (25.72%)     (4.20%)       4.07%
International(1)
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)         (37.72%)     (3.62%)                   (3.27%)        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(1)    (37.72%)     (3.62%)       4.05%
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)               (32.49%)     (5.15%)                   (5.44%)        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research       (32.49%)     (5.15%)      (0.08%)
Equity(1)
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio (Initial       (42.83%)    (10.05%)                  (10.12%)        11/28/1997
Class)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING Salomon Brothers Aggressive        (42.83%)    (10.05%)                   (0.60%)        09/30/1993
Growth(1)
------------------------------------------------------------------------------------------------------------------------------------

                                       4

                                                             -----------------------------------------------------------------------
                                                                                                                        DATE
                                                                                                                   CONTRIBUTIONS
                                                                                                                   FIRST RECEIVED
                                                                                 STANDARDIZED                        UNDER THE
                                                                                                                  SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                         SUBACCOUNT                             1 YEAR       5 YEAR      10 YEAR     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)       (30.90%)     (0.76%)                   (0.34%)        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(1)        (30.90%)     (0.76%)                    7.94%         02/28/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)(2)                    (18.00%)      0.38%        6.78%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)(2)                                0.51%       4.63%        5.30%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)(2)                 (32.59%)     (8.44%)       3.64%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R)                               (36.51%)     (5.57%)                   (1.86%)        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R)                  (29.15%)     (2.15%)                    3.84%         10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R)                 (34.26%)                              (11.62%)        05/05/1998
------------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(2)(3)                    (6.16%)      2.33%        3.13%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R)                        (30.83%)      0.23%                     3.73%         05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)        (17.24%)     (2.52%)                    3.67%         08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)          (21.43%)     (4.29%)                    3.33%         08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)          (12.08%)      0.12%                     4.53%         08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R)                           (48.76%)                              (45.61%)        05/01/2000
------------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R)                    (33.55%)     (0.67%)                    2.93%         05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)           (14.17%)      6.10%                    11.09%         01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)      2.63%       4.87%                     7.92%         10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)             (34.09%)     (3.86%)                    5.46%         07/29/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)     (35.51%)     (4.37%)                    2.49%         10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional           (33.09%)     (1.57%)                    8.06%         04/28/1995
Shares)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Income Series (Initial Class)                     0.58%       2.46%                     2.27%         05/31/1996
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series (Initial Class)                       (12.90%)      2.86%                     6.52%         05/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                           (35.36%)     (4.18%)                   (2.06%)        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           (29.75%)      3.27%                     4.42%         05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                                 (26.43%)     (5.56%)                   (1.91%)        05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                               (0.38%)      1.95%                     2.72%         05/30/1997
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(2) These funds have been available through the separate account for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.37%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

                                                               ---------------------------------------------------------------------
                                                                                                                            FUND
                                                                                 NON-STANDARDIZED                        INCEPTION
                                                                                                                            DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                          SUBACCOUNT                             1 YEAR     3 YEARS     5 YEARS     10 YEARS  INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                               (13.44%)    (8.84%)     (0.81%)      5.05%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Asset ManagerSM Portfolio (Initial Class)        (10.07%)    (6.99%)     (0.02%)      5.51%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)           (10.68%)   (10.76%)      2.20%                 10.65%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Equity-Income Portfolio (Initial Class) (1)      (18.17%)    (6.45%)     (1.15%)      8.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Growth Portfolio (Initial Class) (1)             (31.15%)   (21.16%)     (1.81%)      6.86%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP High Income Portfolio (Initial Class) (1)          1.94%    (12.19%)     (7.41%)      1.95%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Index 500 Portfolio (Initial Class) (1)          (23.40%)   (15.99%)     (2.29%)      7.46%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R)VIP Overseas Portfolio (Initial Class) (1)           (21.46%)   (21.37%)     (5.35%)      3.17%
------------------------------------------------------------------------------------------------------------------------------------
ING JPMorgan Fleming International Portfolio (Initial Class)    (19.29%)   (22.79%)     (3.34%)                (3.05%)    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/ING JPMorgan Fleming                 (19.29%)   (22.79%)     (3.34%)      4.07%
International(2)
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)         (31.20%)   (22.04%)     (2.79%)                (2.50%)    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)    (31.20%)   (22.04%)     (2.79%)      4.05%
------------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)               (26.00%)   (18.42%)     (4.26%)                (4.55%)    11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/ING MFS Research       (26.00%)   (18.42%)     (4.26%)     (0.08%)
Equity(2)
------------------------------------------------------------------------------------------------------------------------------------
ING Salomon Brothers Aggressive Growth Portfolio (Initial       (36.27%)   (30.93%)     (8.94%)                (9.01%)    11/28/1997
Class)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/ING Salomon Brothers Aggressive        (36.27%)   (30.94%)     (8.94%)      0.35%
Growth(2)
------------------------------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)       (24.43%)   (13.00%)     (0.03%)                 0.36%     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/ING T. Rowe Price Growth Equity(2)        (24.43%)   (13.00%)     (0.03%)      8.62%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Balanced Portfolio, Inc. (Class R)(1)                    (11.62%)    (6.50%)      1.07%       6.78%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio (Class R)(1)                                6.76%      7.32%       5.20%       5.30%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth and Income Portfolio (Class R)(1)                 (26.10%)   (19.52%)     (7.41%)      3.64%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Growth Portfolio (Class R)                               (30.00%)   (24.15%)     (4.66%)                 0.78%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Index Plus LargeCap Portfolio (Class R)                  (22.69%)   (16.25%)     (1.37%)                 4.82%     09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP International Equity Portfolio (Class R)                 (27.77%)   (24.80%)     (5.76%)                (5.23%)    12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
ING VP Money Market Portfolio (Class R)(1)(3)                     0.14%      2.45%       2.96%       3.13%
------------------------------------------------------------------------------------------------------------------------------------
ING VP Small Company Portfolio (Class R)                        (24.36%)    (6.58%)      0.93%                  5.82%     12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)        (10.86%)    (6.85%)     (1.73%)                 4.08%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Growth Portfolio (Class R)          (15.03%)   (10.17%)     (3.43%)                 3.83%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Income Portfolio (Class R)           (5.74%)    (2.16%)      0.82%                  4.81%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
ING VP Technology Portfolio (Class R)                           (42.16%)                                      (40.06%)    05/01/2000
------------------------------------------------------------------------------------------------------------------------------------
ING VP Value Opportunity Portfolio (Class R)                    (27.06%)   (10.98%)      0.06%                  5.79%     12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio (Institutional Shares)            (7.81%)    (5.87%)      6.63%                 10.25%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio (Institutional Shares)      8.87%      6.57%       5.43%                  6.81%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares)             (27.60%)   (23.26%)     (3.02%)                 5.34%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)     (29.01%)   (34.24%)     (3.51%)                 5.69%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)   (26.61%)   (22.47%)     (0.82%)                 8.79%     09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Strategic Income Series (Initial Class)                     6.83%      4.46%       3.09%                  3.22%     06/14/1994
------------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series (Initial Class)                        (6.56%)     1.81%       3.49%                  9.11%     01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA (1)                       (28.86%)   (25.04%)     (3.33%)      5.09%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (1)                       (23.29%)   (11.70%)      3.88%      10.29%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA                                 (20.00%)   (13.97%)     (4.66%)                 7.09%     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                5.88%      3.43%       2.60%                  4.26%     05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.37%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.


If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, are the independent auditors for the separate account and for the Company for the year ended December 31, 2002. Prior to May 3, 2001, KPMG LLP, were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                               S-2

Audited Financial Statements

Statement of Assets and Liabilities                                          S-4
Statement of Operations                                                     S-14
Statements of Changes in Net Assets                                         S-26
Notes to Financial Statements                                               S-49

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap, Alliance Growth and Income, Alliance Premier Growth, Alliance Quasar, American Century VP Balanced, American Century VP International, Brinson Series Growth & Income, Brinson Series Small Cap, Brinson Series Tactical Allocation, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for U.S. Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series M, ING GET Fund - Series N, ING GET Fund - Series P, ING GET Fund - Series Q, ING GET Fund - Series R, ING GET Fund - Series S, ING GET Fund - Series T, ING GET Fund - Series U, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING Goldman Sachs Capital Growth, ING JP Morgan Fleming International, ING JP Morgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities - Class R, ING VP Growth Opportunities - Class S, ING VP International Value, ING VP MagnaCap - Class R, ING VP MagnaCap - Class S, ING VP MidCap Opportunities - Class R, ING VP MidCap Opportunities - Class S, ING VP SmallCap Opportunities - Class R, ING VP SmallCap Opportunities - Class S, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen

Growth, Janus Aspen Worldwide Growth, Lord Abbett Growth and Income, Lord Abbett MidCap Value, MFS(R) Global Governments, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pioneer Equity Income VCT, Pioneer VCT, Pioneer Mid Cap Value VCT, Prudential Jennison, and SP Jennison International Growth Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                               /s/  Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                        AIM V.I.                          AIM V.I.
                                                        CAPITAL       AIM V.I. CORE      GOVERNMENT        AIM V.I.
                                                      APPRECIATION        EQUITY         SECURITIES         GROWTH
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     -----------------------------------------------------------------
Total assets                                             14,831,979       29,940,240       25,997,225       14,945,690
                                                     -----------------------------------------------------------------

Net assets                                           $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   14,401,283   $   26,781,106   $   25,997,225   $   14,294,057
  Contracts in payout (annuitization) period                430,696        3,159,134                -          651,633
                                                     -----------------------------------------------------------------
Total net assets                                     $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     =================================================================

Total number of shares                                      902,738        1,762,227        2,096,550        1,322,627
                                                     =================================================================

Cost of shares                                       $   18,955,748   $   35,547,810   $   25,411,578   $   20,177,678
                                                     =================================================================

                                                        AMERICAN        AMERICAN       BRINSON SERIES
                                                      CENTURY(R) VP   CENTURY(R) VP       TACTICAL      CALVERT SOCIAL
                                                        BALANCED      INTERNATIONAL      ALLOCATION        BALANCED
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     -----------------------------------------------------------------
Total assets                                              1,483,040        1,538,873        9,724,571        1,775,384
                                                     -----------------------------------------------------------------

Net assets                                           $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     =================================================================

Total number of shares                                      255,256          295,369          999,442        1,183,589
                                                     =================================================================

Cost of shares                                       $    1,625,187   $    1,916,928   $   12,292,389   $    2,028,088
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                                       ALGER AMERICAN   ALGER AMERICAN
                                                        AIM V.I.      ALGER AMERICAN      INCOME &        LEVERAGED
                                                     PREMIER EQUITY      BALANCED          GROWTH           ALLCAP
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     -----------------------------------------------------------------
Total assets                                             41,326,592        2,576,379        6,166,827        5,723,711
                                                     -----------------------------------------------------------------

Net assets                                           $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   38,978,157   $    2,576,379   $    6,166,827   $    5,723,711
  Contracts in payout (annuitization) period              2,348,435                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     =================================================================

Total number of shares                                    2,547,879          228,200          851,772          274,519
                                                     =================================================================

Cost of shares                                       $   55,313,967   $    2,906,080   $    8,544,208   $    8,135,410
                                                     =================================================================

                                                        ALLIANCE         ALLIANCE
                                                       GROWTH AND        PREMIER          ALLIANCE
                                                         INCOME           GROWTH           QUASAR
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   22,168,501   $    5,838,258   $      683,596
                                                     ------------------------------------------------
Total assets                                             22,168,501        5,838,258          683,596
                                                     ------------------------------------------------

Net assets                                           $   22,168,501   $    5,838,258   $      683,596
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   22,168,501   $    5,838,258   $      683,596
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $   22,168,501   $    5,838,258   $      683,596
                                                     ================================================

Total number of shares                                    1,333,845          334,571          100,087
                                                     ================================================

Cost of shares                                       $   29,326,543   $    7,590,985   $      946,508
                                                     ================================================

                                                                                       FEDERATED FUND
                                                        FEDERATED                          FOR US         FEDERATED
                                                        AMERICAN         FEDERATED       GOVERNMENT         GROWTH
                                                        LEADERS        EQUITY INCOME     SECURITIES       STRATEGIES
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     -----------------------------------------------------------------
Total assets                                             50,538,929       10,263,865       12,674,158       10,415,347
                                                     -----------------------------------------------------------------

Net assets                                           $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   50,440,295   $   10,175,474   $   12,674,158   $   10,415,347
  Contracts in payout (annuitization) period                 98,634           88,391                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     =================================================================

Total number of shares                                    3,322,744        1,054,868        1,057,943          801,181
                                                     =================================================================

Cost of shares                                       $   66,150,117   $   14,483,890   $   11,697,945   $   19,603,994
                                                     =================================================================

                                                                         FEDERATED
                                                     FEDERATED HIGH    INTERNATIONAL      FEDERATED
                                                       INCOME BOND        EQUITY         PRIME MONEY
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   16,683,252   $    6,023,743   $    7,386,500
                                                     ------------------------------------------------
Total assets                                             16,683,252        6,023,743        7,386,500
                                                     ------------------------------------------------

Net assets                                           $   16,683,252   $    6,023,743   $    7,386,500
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   16,665,208   $    5,978,828   $    7,386,500
  Contracts in payout (annuitization) period                 18,044           44,915                -
                                                     ------------------------------------------------
Total net assets                                     $   16,683,252   $    6,023,743   $    7,386,500
                                                     ================================================

Total number of shares                                    2,356,392          685,295        7,386,500
                                                     ================================================

Cost of shares                                       $   19,139,746   $   13,004,078   $    7,386,500
                                                     ================================================

                                                       FEDERATED     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                                        UTILITY       EQUITY-INCOME       GROWTH         HIGH INCOME
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     -----------------------------------------------------------------
Total assets                                              7,020,743      146,420,473       98,179,526       36,456,443
                                                     -----------------------------------------------------------------

Net assets                                           $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     =================================================================

NET ASSETS
  Accumulation units                                 $    6,995,021   $  146,420,473   $   98,179,526   $   35,239,038
  Contracts in payout (annuitization) period                 25,722                -                -        1,217,405
                                                     -----------------------------------------------------------------
Total net assets                                     $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     =================================================================

Total number of shares                                      933,609        8,062,801        4,188,546        6,147,798
                                                     =================================================================

Cost of shares                                       $   11,520,737   $  176,875,742   $  134,175,187   $   35,269,905
                                                     =================================================================

                                                        ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    ING GET FUND -   ING GET FUND -
                                                           E               G             SERIES H         SERIES I
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     -----------------------------------------------------------------
Total assets                                            276,396,796      163,876,702      121,603,049       84,078,702
                                                     -----------------------------------------------------------------

Net assets                                           $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     =================================================================

Total number of shares                                   28,089,105       16,387,670       11,992,411        8,316,390
                                                     =================================================================

Cost of shares                                       $  278,487,403   $  163,834,851   $  120,839,531   $   83,250,451
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY(R) VIP    FIDELITY(R)
                                                     FIDELITY(R) VIP     II ASSET          VIP II      FIDELITY(R) VIP
                                                        OVERSEAS        MANAGER(SM)     CONTRAFUND(R)    II INDEX 500
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     -----------------------------------------------------------------
Total assets                                              6,616,775       11,086,015      145,571,079       64,190,398
                                                     -----------------------------------------------------------------

Net assets                                           $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     =================================================================

Total number of shares                                      602,621          869,491        8,042,601          642,418
                                                     =================================================================

Cost of shares                                       $    7,879,773   $   11,920,837   $  166,018,954   $   80,173,340
                                                     =================================================================

                                                    FIDELITY(R) VIP   FRANKLIN SMALL
                                                     II INVESTMENT      CAP VALUE       ING GET FUND
                                                       GRADE BOND       SECURITIES       - SERIES D
                                                    -------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    2,890,300   $      364,802   $  103,697,732
                                                     ------------------------------------------------
Total assets                                              2,890,300          364,802      103,697,732
                                                     ------------------------------------------------

Net assets                                           $    2,890,300   $      364,802   $  103,697,732
                                                     ================================================
NET ASSETS
  Accumulation units                                 $    2,890,300   $      364,802   $  103,697,732
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $    2,890,300   $      364,802   $  103,697,732
                                                     ================================================

Total number of shares                                      210,971           37,961       11,043,422
                                                     ================================================

Cost of shares                                       $    2,658,230   $      363,037   $  108,305,744
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES J       - SERIES K       - SERIES L       - SERIES M
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     -----------------------------------------------------------------
Total assets                                             71,844,245       81,260,062       75,254,546      115,381,108
                                                     -----------------------------------------------------------------

Net assets                                           $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     =================================================================

Total number of shares                                    7,127,405        7,912,372        7,436,220       11,356,408
                                                     =================================================================

Cost of shares                                       $   70,574,219   $   79,242,590   $   73,247,260   $  111,414,328
                                                     =================================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES N       - SERIES P       - SERIES Q
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   90,143,302   $   76,333,735   $   54,825,559
                                                     ------------------------------------------------
Total assets                                             90,143,302       76,333,735       54,825,559
                                                     ------------------------------------------------

Net assets                                           $   90,143,302   $   76,333,735   $   54,825,559
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   90,143,302   $   76,333,735   $   54,825,559
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $   90,143,302   $   76,333,735   $   54,825,559
                                                     ================================================

Total number of shares                                    8,907,441        7,498,402   $    5,460,713
                                                     ================================================

Cost of shares                                       $   90,892,913   $   74,834,416   $   54,500,194
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES R       - SERIES S       - SERIES T       - SERIES U
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     -----------------------------------------------------------------
Total assets                                             43,556,397       53,553,407       39,378,494          502,569
                                                     -----------------------------------------------------------------

Net assets                                           $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     =================================================================

Total number of shares                                    4,312,515        5,318,114        3,891,156           50,234
                                                     =================================================================

Cost of shares                                       $   43,208,554   $   53,289,484   $   38,992,044   $      502,399
                                                     =================================================================

                                                         ING VP
                                                       STRATEGIC        ING ALGER                        ING AMERICAN
                                                       ALLOCATION       AGGRESSIVE       ING ALGER      CENTURY SMALL
                                                         INCOME           GROWTH           GROWTH         CAP VALUE
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     -----------------------------------------------------------------
Total assets                                             20,088,287          178,669            9,413          172,840
                                                     -----------------------------------------------------------------

Net assets                                           $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   16,945,520   $      178,669   $        9,413   $      172,840
  Contracts in payout (annuitization) period              3,142,767                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     =================================================================

Total number of shares                                    1,811,388           35,102            1,428           21,207
                                                     =================================================================

Cost of shares                                       $   22,057,068   $      190,259   $       10,342   $      165,978
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                                           ING VP
                                                         ING VP                           EMERGING       ING VP MONEY
                                                        BALANCED       ING VP BOND        MARKETS           MARKET
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     -----------------------------------------------------------------
Total assets                                            148,867,834      164,563,104          649,050      262,555,759
                                                     -----------------------------------------------------------------

Net assets                                           $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $  113,344,138   $  150,113,484   $      649,050   $  252,582,665
  Contracts in payout (annuitization) period             35,523,696       14,449,620                -        9,973,094
                                                     -----------------------------------------------------------------
Total net assets                                     $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     =================================================================

Total number of shares                                   13,873,983       12,162,831          145,201       20,157,213
                                                     =================================================================

Cost of shares                                       $  178,415,327   $  160,681,216   $      833,454   $  261,307,778
                                                     =================================================================

                                                                         ING VP            ING VP
                                                        ING VP          STRATEGIC         STRATEGIC
                                                        NATURAL         ALLOCATION        ALLOCATION
                                                       RESOURCES         BALANCED          GROWTH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    1,566,801   $   14,344,005   $   11,256,899
                                                     ------------------------------------------------
Total assets                                              1,566,801       14,344,005       11,256,899
                                                     ------------------------------------------------

Net assets                                           $    1,566,801   $   14,344,005   $   11,256,899
                                                     ================================================
NET ASSETS
  Accumulation units                                 $    1,566,801   $   12,850,128   $   10,763,357
  Contracts in payout (annuitization) period                      -        1,493,877          493,542
                                                     ------------------------------------------------
Total net assets                                     $    1,566,801   $   14,344,005   $   11,256,899
                                                     ================================================

Total number of shares                                      129,274        1,320,811        1,041,341
                                                     ================================================

Cost of shares                                       $    1,750,492   $   16,686,947   $   13,564,418
                                                     ================================================

                                                       ING BARON         ING GOLDMAN       ING JPMORGAN
                                                       SMALL CAP       SACHS(R) CAPITAL      FLEMING        ING JPMORGAN
                                                        GROWTH             GROWTH         INTERNATIONAL     MID CAP VALUE
                                                    ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     --------------------------------------------------------------------
Total assets                                                193,278             18,093        24,044,050           86,925
                                                     --------------------------------------------------------------------

Net assets                                           $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     ====================================================================
NET ASSETS
  Accumulation units                                 $      193,278     $       18,093    $   23,318,905   $       86,925
  Contracts in payout (annuitization) period                      -                  -           725,145                -
                                                     --------------------------------------------------------------------
Total net assets                                     $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     ====================================================================

Total number of shares                                       22,064              2,159         2,942,968            9,418
                                                     ====================================================================

Cost of shares                                       $      192,951     $       18,642    $   24,274,938   $       89,224
                                                     ====================================================================

                                                        ING MFS
                                                        CAPITAL          ING MFS          ING MFS
                                                     OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   35,740,787   $        1,402   $   40,668,842
                                                     ------------------------------------------------
Total assets                                             35,740,787            1,402       40,668,842
                                                     ------------------------------------------------

Net assets                                           $   35,740,787   $        1,402   $   40,668,842
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   33,216,756   $        1,402   $   40,668,842
  Contracts in payout (annuitization) period              2,524,031                -                -
                                                     ------------------------------------------------
Total net assets                                     $   35,740,787   $        1,402   $   40,668,842
                                                     ================================================

Total number of shares                                    1,887,053              167        6,699,974
                                                     ================================================

Cost of shares                                       $   49,418,144   $        1,419   $   53,843,434
                                                     ================================================

                                                                                       ING SALOMON
                                                                                         BROTHERS       ING SALOMON
                                                      ING OPCAP        ING PIMCO        AGGRESSIVE       BROTHERS
                                                    BALANCED VALUE    TOTAL RETURN        GROWTH          CAPITAL
                                                    -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value         $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    -----------------------------------------------------------------
Total assets                                                15,244        1,275,028       47,007,829            5,034
                                                    -----------------------------------------------------------------

Net assets                                          $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    =================================================================
NET ASSETS
  Accumulation units                                $       15,244   $    1,275,028   $   46,015,154   $        5,034
  Contracts in payout (annuitization) period                     -                -          992,675                -
                                                    -----------------------------------------------------------------
Total net assets                                    $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    =================================================================

Total number of shares                                       1,581          120,856        1,783,978              421
                                                    =================================================================

Cost of shares                                      $       14,972   $    1,256,640   $   64,573,920   $        5,000
                                                    =================================================================

                                                                                          ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL     ING VP SMALL
                                                      PLUS MIDCAP     PLUS SMALLCAP        EQUITY          COMPANY
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     -----------------------------------------------------------------
Total assets                                             11,779,436        4,274,524        5,227,820       52,157,900
                                                     -----------------------------------------------------------------

Net assets                                           $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   11,779,436   $    4,274,524   $    4,851,325   $   48,275,927
  Contracts in payout (annuitization) period                      -                -          376,495        3,881,973
                                                     -----------------------------------------------------------------
Total net assets                                     $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     =================================================================

Total number of shares                                      993,207          429,600          904,467        4,090,816
                                                     =================================================================

Cost of shares                                       $   13,481,416   $    4,957,354   $    5,282,086   $   64,947,675
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                      ING SALOMON       ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET       KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION        COMSTOCK
                                                    ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       14,349   $   58,442,588   $          428   $      318,983
                                                     -----------------------------------------------------------------
Total assets                                                 14,349       58,442,588              428          318,983
                                                     -----------------------------------------------------------------

Net assets                                           $       14,349   $   58,442,588   $          428   $      318,983
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $       14,349   $   56,097,352   $          428   $      318,983
  Contracts in payout (annuitization) period                      -        2,345,236                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $       14,349   $   58,442,588   $          428   $      318,983
                                                     =================================================================

Total number of shares                                        1,444        1,684,710               18           38,247
                                                     =================================================================

Cost of shares                                       $       15,996   $   73,754,294   $          440   $      330,123
                                                     =================================================================

                                                         ING VP
                                                       GROWTH AND         ING VP        ING VP INDEX
                                                         INCOME           GROWTH       PLUS LARGECAP
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  415,966,022   $   28,286,199   $  154,416,728
                                                     ------------------------------------------------
Total assets                                            415,966,022       28,286,199      154,416,728
                                                     ------------------------------------------------

Net assets                                           $  415,966,022   $   28,286,199   $  154,416,728
                                                     ================================================
NET ASSETS
  Accumulation units                                 $  329,440,424   $   25,655,013   $  122,505,931
  Contracts in payout (annuitization) period             86,525,598        2,631,186       31,910,797
                                                     ------------------------------------------------
Total net assets                                     $  415,966,022   $   28,286,199   $  154,416,728
                                                     ================================================

Total number of shares                                   28,687,312        4,129,372       14,231,957
                                                     ================================================

Cost of shares                                       $  678,063,682   $   37,384,530   $  189,726,070
                                                     ================================================

                                                                                           ING VP           ING VP
                                                                                           GROWTH           GROWTH
                                                         ING VP        ING VP VALUE    OPPORTUNITIES    OPPORTUNITIES
                                                       TECHNOLOGY      OPPORTUNITY       - CLASS R        - CLASS S
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     -----------------------------------------------------------------
Total assets                                              6,564,063       17,000,985          384,251          125,218
                                                     -----------------------------------------------------------------

Net assets                                           $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    6,564,063   $   17,000,985   $      384,251   $      125,218
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     =================================================================

Total number of shares                                    2,467,693        1,740,121          102,467           33,303
                                                     =================================================================

Cost of shares                                       $    8,536,756   $   22,638,830   $      403,353   $      154,512
                                                     =================================================================

                                                         ING VP           ING VP           ING VP
                                                     INTERNATIONAL      MAGNACAP -        MAGNACAP -
                                                         VALUE            CLASS R         CLASS S
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $      403,983   $       26,804   $      489,722
                                                     ------------------------------------------------
Total assets                                                403,983           26,804          489,722
                                                     ------------------------------------------------

Net assets                                           $      403,983   $       26,804   $      489,722
                                                     ================================================
NET ASSETS
  Accumulation units                                 $      403,983   $       26,804   $      489,722
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $      403,983   $       26,804   $      489,722
                                                     ================================================

Total number of shares                                       46,975            3,930           71,492
                                                     ================================================

Cost of shares                                       $      434,101   $       32,494   $      604,708
                                                     ================================================

                                                         ING VP           ING VP           ING VP          ING VP
                                                         MIDCAP           MIDCAP          SMALLCAP        SMALLCAP
                                                     OPPORTUNITIES -  OPPORTUNITIES -  OPPORTUNITIES-  OPPORTUNITIES -
                                                        CLASS R          CLASS S          CLASS R         CLASS S
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     -----------------------------------------------------------------
Total assets                                                 76,098        2,583,170           58,445        1,771,721
                                                     -----------------------------------------------------------------

Net assets                                           $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $       76,098   $    2,583,170   $       58,445   $    1,771,721
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     =================================================================

Total number of shares                                       16,911          577,890            5,488          166,986
                                                     =================================================================

Cost of shares                                       $       76,903   $    3,032,227   $       62,023   $    2,367,889
                                                     =================================================================

                                                                                        OPPENHEIMER      OPPENHEIMER
                                                     MFS(R) GLOBAL     MFS(R) TOTAL      AGGRESSIVE        GLOBAL
                                                      GOVERNMENTS         RETURN           GROWTH        SECURITIES
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     -----------------------------------------------------------------
Total assets                                              2,720,439       91,725,015       23,930,198       15,176,818
                                                     -----------------------------------------------------------------

Net assets                                           $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    2,720,439   $   91,725,015   $   23,110,791   $   15,176,818
  Contracts in payout (annuitization) period                      -                -          819,407                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     =================================================================

Total number of shares                                      258,351        5,351,518          818,686          857,447
                                                     =================================================================

Cost of shares                                       $    2,618,004   $  102,010,242   $   30,059,768   $   19,348,041
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                      JANUS ASPEN
                                                       AGGRESSIVE      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                                         GROWTH          BALANCED     FLEXIBLE INCOME       GROWTH
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     -----------------------------------------------------------------
Total assets                                             77,233,111      197,825,408       28,391,748       98,502,589
                                                     -----------------------------------------------------------------

Net assets                                           $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   77,233,111   $  197,825,408   $   28,391,748   $   92,138,870
  Contracts in payout (annuitization) period                      -                -                -        6,363,719
                                                     -----------------------------------------------------------------
Total net assets                                     $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     =================================================================

Total number of shares                                    4,875,828        9,607,839        2,308,272        6,742,135
                                                     =================================================================

Cost of shares                                       $   92,264,412   $  218,902,715   $   27,607,794   $  130,606,459
                                                     =================================================================

                                                      JANUS ASPEN      LORD ABBETT
                                                       WORLDWIDE        GROWTH AND      LORD ABBETT
                                                        GROWTH            INCOME       MID-CAP VALUE
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  198,280,103   $      421,513   $      473,961
                                                     ------------------------------------------------
Total assets                                            198,280,103          421,513          473,961
                                                     ------------------------------------------------

Net assets                                           $  198,280,103   $      421,513   $      473,961
                                                     ================================================
NET ASSETS
  Accumulation units                                 $  190,950,563   $      421,513   $      473,961
  Contracts in payout (annuitization) period              7,329,540                -                -
                                                     ------------------------------------------------
Total net assets                                     $  198,280,103   $      421,513   $      473,961
                                                     ================================================

Total number of shares                                    9,419,482           22,385           34,196
                                                     ================================================

Cost of shares                                       $  253,349,460   $      440,890   $      499,299
                                                     ================================================

                                                      OPPENHEIMER
                                                      MAIN STREET
                                                        GROWTH &       OPPENHEIMER     PIONEER EQUITY      PIONEER
                                                         INCOME       STRATEGIC BOND     INCOME VCT          VCT
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     -----------------------------------------------------------------
Total assets                                             48,800,609       32,734,881          153,293            1,303
                                                     -----------------------------------------------------------------

Net assets                                           $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   45,707,631   $   31,581,706   $      153,293   $        1,303
  Contracts in payout (annuitization) period              3,092,978        1,153,175                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     =================================================================

Total number of shares                                    3,185,418        7,162,994           10,145               85
                                                     =================================================================

Cost of shares                                       $   60,569,880   $   31,335,136   $      159,271   $        1,302
                                                     =================================================================

                                                                                        SP JENNISON
                                                      PIONEER MID       PRUDENTIAL     INTERNATIONAL
                                                     CAP VALUE VCT       JENNISON          GROWTH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       30,425   $      426,947   $      213,838
                                                     ------------------------------------------------
Total assets                                                 30,425          426,947          213,838
                                                     ------------------------------------------------

Net assets                                           $       30,425   $      426,947   $      213,838
                                                     ================================================
NET ASSETS
  Accumulation units                                 $       30,425   $      426,947   $      213,838
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $       30,425   $      426,947   $      213,838
                                                     ================================================

Total number of shares                                        2,036           33,618           51,035
                                                     ================================================

Cost of shares                                       $       30,375   $      456,396   $      220,447
                                                     ================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                         AIM V.I.
                                                         CAPITAL       AIM V.I. CORE    GOVERNMENT
                                                      APPRECIATION        EQUITY        SECURITIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      110,893   $      469,767
                                                     ------------------------------------------------
Total investment income                                           -          110,893          469,767

Expenses:
 Mortality and expense risk and other charges               234,121          447,816          212,298
                                                     ------------------------------------------------
Total expenses                                              234,121          447,816          212,298
                                                     ------------------------------------------------
Net investment income (loss)                               (234,121)        (336,923)         257,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (11,841,069)     (19,166,365)         274,461
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (11,841,069)     (19,166,365)         274,461

Net unrealized appreciation (depreciation) of
 investments                                              6,412,975       12,696,921          710,014
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (5,662,215)  $   (6,806,367)  $    1,241,944
                                                     ================================================

                                                                         AMERICAN         AMERICAN
                                                        ALLIANCE       CENTURY(R) VP   CENTURY(R) VP
                                                         QUASAR          BALANCED      INTERNATIONAL
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $       50,084   $       17,753
                                                     ------------------------------------------------
Total investment income                                           -           50,084           17,753

Expenses:
 Mortality and expense risk and other charges                11,757           24,787           29,964
                                                     ------------------------------------------------
Total expenses                                               11,757           24,787           29,964
                                                     ------------------------------------------------
Net investment income (loss)                                (11,757)          25,297          (12,211)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (52,585)        (331,096)      (1,559,008)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                (52,585)        (331,096)      (1,559,008)

Net unrealized appreciation (depreciation) of
 investments                                               (320,915)          88,916        1,039,420
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $     (385,257)  $     (216,883)  $     (531,799)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                        ALGER AMERICAN
                                                        AIM V.I.         AIM V.I.      ALGER AMERICAN      INCOME &
                                                         GROWTH       PREMIER EQUITY      BALANCED          GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      167,442   $       53,511   $       55,622
                                                     -----------------------------------------------------------------
Total investment income                                           -          167,442           53,511           55,622

Expenses:
 Mortality and expense risk and other charges               252,850          686,444           44,948          119,926
                                                     -----------------------------------------------------------------
Total expenses                                              252,850          686,444           44,948          119,926
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (252,850)        (519,002)           8,563          (64,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (21,531,563)     (22,963,948)        (480,416)      (4,172,553)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (21,531,563)     (22,963,948)        (480,416)      (4,172,553)

Net unrealized appreciation (depreciation) of
 investments                                             13,605,701        1,596,273           (8,111)         797,771
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (8,178,712)  $  (21,886,677)  $     (479,964)  $   (3,439,086)
                                                     =================================================================

                                                     ALGER AMERICAN       ALLIANCE         ALLIANCE
                                                        LEVERAGED        GROWTH AND        PREMIER
                                                         ALLCAP            INCOME           GROWTH
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $          620   $      202,121   $            -
                                                     ------------------------------------------------
Total investment income                                         620          202,121                -

Expenses:
 Mortality and expense risk and other charges               110,396          367,630           96,634
                                                     ------------------------------------------------
Total expenses                                              110,396          367,630           96,634
                                                     ------------------------------------------------
Net investment income (loss)                               (109,776)        (165,509)         (96,634)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (5,523,735)      (3,091,091)      (2,300,618)
Capital gains distributions                                       -        1,038,771                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (5,523,735)      (2,052,320)      (2,300,618)

Net unrealized appreciation (depreciation) of
 investments                                              2,219,572       (5,861,654)        (435,725)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (3,413,939)  $   (8,079,483)  $   (2,832,977)
                                                     ================================================

                                                     BRINSON SERIES                      FEDERATED
                                                        TACTICAL      CALVERT SOCIAL     AMERICAN         FEDERATED
                                                       ALLOCATION        BALANCED         LEADERS       EQUITY INCOME
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       66,628   $       52,110   $      783,023   $      292,633
                                                     -----------------------------------------------------------------
Total investment income                                      66,628           52,110          783,023          292,633

Expenses:
 Mortality and expense risk and other charges               152,368           23,413          931,162          194,259
                                                     -----------------------------------------------------------------
Total expenses                                              152,368           23,413          931,162          194,259
                                                     -----------------------------------------------------------------
Net investment income (loss)                                (85,740)          28,697         (148,139)          98,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,543,581)        (465,640)         (64,392)        (606,693)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,543,581)        (465,640)         (64,392)        (606,693)

Net unrealized appreciation (depreciation) of
 investments                                                283,934          156,806      (16,206,809)      (3,030,582)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (3,345,387)  $     (280,137)  $  (16,419,340)  $   (3,538,901)
                                                     =================================================================

                                                     FEDERATED FUND
                                                         FOR US         FEDERATED
                                                       GOVERNMENT         GROWTH       FEDERATED HIGH
                                                       SECURITIES       STRATEGIES      INCOME BOND
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      444,456   $            -   $    1,977,547
                                                     ------------------------------------------------
Total investment income                                     444,456                -        1,977,547

Expenses:
 Mortality and expense risk and other charges               173,838          216,927          265,446
                                                     ------------------------------------------------
Total expenses                                              173,838          216,927          265,446
                                                     ------------------------------------------------
Net investment income (loss)                                270,618         (216,927)       1,712,101

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     178,225         (785,326)      (4,158,428)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                178,225         (785,326)      (4,158,428)

Net unrealized appreciation (depreciation) of
 investments                                                443,220       (4,061,042)       2,397,304
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      892,063   $   (5,063,295)  $      (49,023)
                                                     ================================================

                                                       FEDERATED
                                                     INTERNATIONAL       FEDERATED       FEDERATED
                                                         EQUITY         PRIME MONEY       UTILITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      110,872   $      578,444
                                                     ------------------------------------------------
Total investment income                                           -          110,872          578,444

Expenses:
 Mortality and expense risk and other charges               119,497          111,953          137,007
                                                     ------------------------------------------------
Total expenses                                              119,497          111,953          137,007
                                                     ------------------------------------------------
Net investment income (loss)                               (119,497)          (1,081)         441,437

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (716,353)               -       (2,778,666)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (716,353)               -       (2,778,666)

Net unrealized appreciation (depreciation) of
 investments                                             (1,457,973)               -         (761,186)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (2,293,823)  $       (1,081)  $   (3,098,415)
                                                     ================================================

                                                                          FTVIP
                                                    FIDELITY(R) VIP   FRANKLIN SMALL
                                                      INVESTMENT        CAP VALUE       ING GET FUND
                                                      GRADE BOND       SECURITIES        - SERIES D
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      121,052   $        5,817   $    4,849,503
                                                     ------------------------------------------------
Total investment income                                     121,052            5,817        4,849,503

Expenses:
 Mortality and expense risk and other charges                42,060            5,846        1,657,804
                                                     ------------------------------------------------
Total expenses                                               42,060            5,846        1,657,804
                                                     ------------------------------------------------
Net investment income (loss)                                 78,992              (29)       3,191,699

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     126,348         (281,659)      (3,903,504)
Capital gains distributions                                       -           40,688                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                126,348         (240,971)      (3,903,504)

Net unrealized appreciation (depreciation) of
 investments                                                 43,860            1,765         (197,690)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      249,200   $     (239,235)  $     (909,495)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                                      EQUITY-INCOME       GROWTH         HIGH INCOME       OVERSEAS
                                                     ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    3,015,262   $      346,250   $    4,088,481   $        70,417
                                                     ------------------------------------------------------------------
Total investment income                                   3,015,262          346,250        4,088,481            70,417

Expenses:
 Mortality and expense risk and other charges             2,236,636        1,653,283          471,021           103,668
                                                     ------------------------------------------------------------------
Total expenses                                            2,236,636        1,653,283          471,021           103,668
                                                     ------------------------------------------------------------------
Net investment income (loss)                                778,626       (1,307,033)       3,617,460           (33,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (17,472,822)     (75,974,775)     (15,314,996)       (4,666,771)
Capital gains distributions                               4,104,107                -                -                 -
                                                     ------------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (13,368,715)     (75,974,775)     (15,314,996)       (4,666,771)

Net unrealized appreciation (depreciation) of
 investments                                            (23,430,907)      27,425,197       12,364,126         2,758,026
                                                     ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (36,020,996)  $  (49,856,611)  $      666,590   $    (1,941,996)
                                                     ==================================================================

                                                     FIDELITY(R) VIP    FIDELITY(R)
                                                        II ASSET         VIP II        FIDELITY(R) VIP
                                                       MANAGER(SM)    CONTRAFUND(R)     II INDEX 500
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      511,394   $    1,374,415   $     1,141,533
                                                     -------------------------------------------------
Total investment income                                     511,394        1,374,415         1,141,533

Expenses:
 Mortality and expense risk and other charges               169,457        2,063,981         1,120,404
                                                     -------------------------------------------------
Total expenses                                              169,457        2,063,981         1,120,404
                                                     -------------------------------------------------
Net investment income (loss)                                341,937         (689,566)           21,129

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,462,332)     (27,675,618)      (18,283,780)
Capital gains distributions                                       -                -                 -
                                                     -------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (2,462,332)     (27,675,618)      (18,283,780)

Net unrealized appreciation (depreciation) of
 investments                                                734,377       10,036,956        (4,035,555)
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (1,386,018)  $  (18,328,228)  $   (22,298,206)
                                                     =================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES E       - SERIES G       - SERIES H       - SERIES I
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $   11,590,668   $    6,437,372   $    4,541,020   $    3,032,380
                                                     -----------------------------------------------------------------
Total investment income                                  11,590,668        6,437,372        4,541,020        3,032,380

Expenses:
 Mortality and expense risk and other charges             4,898,811        2,872,854        2,145,806        1,464,041
                                                     -----------------------------------------------------------------
Total expenses                                            4,898,811        2,872,854        2,145,806        1,464,041
                                                     -----------------------------------------------------------------
Net investment income (loss)                              6,691,857        3,564,518        2,395,214        1,568,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (12,383,728)        (361,655)      (2,376,877)        (285,274)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (12,383,728)        (361,655)      (2,376,877)        (285,274)

Net unrealized appreciation (depreciation) of
 investments                                             12,265,411        2,001,769        3,657,819        1,679,757
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    6,573,540   $    5,204,632   $    3,676,156   $    2,962,822
                                                     =================================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES J       - SERIES K       - SERIES L
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    2,556,052   $    2,272,115   $       38,481
                                                     ------------------------------------------------
Total investment income                                   2,556,052        2,272,115           38,481

Expenses:
 Mortality and expense risk and other charges             1,256,435        1,667,708        1,518,985
                                                     ------------------------------------------------
Total expenses                                            1,256,435        1,667,708        1,518,985
                                                     ------------------------------------------------
Net investment income (loss)                              1,299,617          604,407       (1,480,504)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,217,195)      (1,166,744)      (2,039,616)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (1,217,195)      (1,166,744)      (2,039,616)

Net unrealized appreciation (depreciation) of
 investments                                              2,934,305        3,623,216        3,999,896
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    3,016,727   $    3,060,879   $      479,776
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES M       - SERIES N       - SERIES P
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       41,036   $       16,602   $       32,612
                                                     ------------------------------------------------
Total investment income                                      41,036           16,602           32,612

Expenses:
 Mortality and expense risk and other charges             2,373,549        1,884,690        1,601,653
                                                     ------------------------------------------------
Total expenses                                            2,373,549        1,884,690        1,601,653
                                                     ------------------------------------------------
Net investment income (loss)                             (2,332,513)      (1,868,088)      (1,569,041)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,482,609)       1,203,432         (439,883)
Capital gains distributions                                       -        1,249,744           26,248
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,482,609)       2,453,176         (413,635)

Net unrealized appreciation (depreciation) of
 investments                                              7,557,322       (2,953,390)       1,306,756
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    1,742,200   $   (2,368,302)  $     (675,920)
                                                     ================================================

                                                         ING VP                            ING VP
                                                        EMERGING       ING VP MONEY        NATURAL
                                                         MARKETS          MARKET          RESOURCES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $   10,706,663   $        3,316
                                                     ------------------------------------------------
Total investment income                                           -       10,706,663            3,316

Expenses:
 Mortality and expense risk and other charges                11,406        3,368,994           22,483
                                                     ------------------------------------------------
Total expenses                                               11,406        3,368,994           22,483
                                                     ------------------------------------------------
Net investment income (loss)                                (11,406)       7,337,669          (19,167)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (281,423)      (5,982,099)          18,761
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (281,423)      (5,982,099)          18,761

Net unrealized appreciation (depreciation) of
 investments                                                220,172         (371,722)         (80,642)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (72,657)  $      983,848   $      (81,048)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES Q       - SERIES R       - SERIES S       - SERIES T
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    1,076,043   $      623,634   $      341,597   $        4,295
                                                     -----------------------------------------------------------------
Total investment income                                   1,076,043          623,634          341,597            4,295

Expenses:
 Mortality and expense risk and other charges               899,725          475,819          336,831           54,990
                                                     -----------------------------------------------------------------
Total expenses                                              899,725          475,819          336,831           54,990
                                                     -----------------------------------------------------------------
Net investment income (loss)                                176,318          147,815            4,766          (50,695)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (238,981)          (4,010)          (5,368)           1,926
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (238,981)          (4,010)          (5,368)           1,926

Net unrealized appreciation (depreciation) of
 investments                                                324,608          347,843          263,923          386,450
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      261,945   $      491,648   $      263,321   $      337,681
                                                     =================================================================

                                                      ING GET FUND        ING VP
                                                       - SERIES U        BALANCED       ING VP BOND
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $    1,817,690   $    5,023,710
                                                     ------------------------------------------------
Total investment income                                           -        1,817,690        5,023,710

Expenses:
 Mortality and expense risk and other charges                   285        2,014,873        1,794,046
                                                     ------------------------------------------------
Total expenses                                                  285        2,014,873        1,794,046
                                                     ------------------------------------------------
Net investment income (loss)                                   (285)        (197,183)       3,229,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           3      (31,426,581)       3,601,145
Capital gains distributions                                       -                -          699,805
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                      3      (31,426,581)       4,300,950

Net unrealized appreciation (depreciation) of
 investments                                                    171       10,085,344        2,690,919
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (111)  $  (21,538,420)  $   10,221,533
                                                     ================================================

                                                        ING VP           ING VP           ING VP
                                                       STRATEGIC        STRATEGIC        STRATEGIC        ING ALGER
                                                       ALLOCATION       ALLOCATION       ALLOCATION       AGGRESSIVE
                                                        BALANCED          GROWTH           INCOME           GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      396,251   $      219,880   $      721,832   $            -
                                                     -----------------------------------------------------------------
Total investment income                                     396,251          219,880          721,832                -

Expenses:
 Mortality and expense risk and other charges               202,267          160,701          291,218              107
                                                     -----------------------------------------------------------------
Total expenses                                              202,267          160,701          291,218              107
                                                     -----------------------------------------------------------------
Net investment income (loss)                                193,984           59,179          430,614             (107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                 (1,295,397)      (1,733,172)        (810,159)               2
 Capital gains distributions                                      -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (1,295,397)      (1,733,172)        (810,159)               2

Net unrealized appreciation (depreciation) of
 investments                                               (696,127)        (367,779)        (898,794)         (11,590)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (1,797,540)  $   (2,041,772)  $   (1,278,339)  $      (11,695)
                                                     =================================================================

                                                                      ING AMERICAN       ING BARON
                                                       ING ALGER      CENTURY SMALL      SMALL CAP
                                                        GROWTH          CAP VALUE         GROWTH
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $           32   $            -
                                                     ------------------------------------------------
Total investment income                                           -               32                -

Expenses:
 Mortality and expense risk and other charges                    19              499              588
                                                     ------------------------------------------------
Total expenses                                                   19              499              588
                                                     ------------------------------------------------
Net investment income (loss)                                    (19)            (467)            (588)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                         (4)          (4,695)           5,232
 Capital gains distributions                                      -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                     (4)          (4,695)           5,232

Net unrealized appreciation (depreciation) of
 investments                                                   (929)           6,863              327
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (952)  $        1,701   $        4,971
                                                     ================================================

                                                      ING GOLDMAN      ING JPMORGAN
                                                    SACHS(R) CAPITAL     FLEMING        ING JPMORGAN
                                                        GROWTH        INTERNATIONAL    MID CAP VALUE
                                                    -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      169,596   $          136
                                                     ------------------------------------------------
Total investment income                                           -          169,596              136

Expenses:
 Mortality and expense risk and other charges                    24          323,589              130
                                                     ------------------------------------------------
Total expenses                                                   24          323,589              130
                                                     ------------------------------------------------
Net investment income (loss)                                    (24)        (153,993)               6

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           1       (3,362,234)              (9)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                      1       (3,362,234)              (9)

Net unrealized appreciation (depreciation) of
 investments                                                   (548)        (590,934)          (2,299)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (571)  $   (4,107,161)  $       (2,302)
                                                     ================================================

                                                      ING SALOMON      ING T. ROWE        ING UBS
                                                        BROTHERS       PRICE GROWTH    TACTICAL ASSET
                                                     INVESTORS VALUE      EQUITY         ALLOCATION
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            2   $      137,970   $            -
                                                     ------------------------------------------------
Total investment income                                           2          137,970                -

Expenses:
 Mortality and expense risk and other charges                    51          972,473                -
                                                     ------------------------------------------------
Total expenses                                                   51          972,473                -
                                                     ------------------------------------------------
Net investment income (loss)                                    (49)        (834,503)               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (11)     (31,652,050)               -
Capital gains distributions                                       7                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                     (4)     (31,652,050)               -

Net unrealized appreciation (depreciation) of
 investments                                                 (1,647)      11,325,203              (12)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       (1,700)  $  (21,161,350)  $          (12)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                        ING MFS
                                                        CAPITAL          ING MFS          ING MFS         ING OPCAP
                                                     OPPORTUNITIES    GLOBAL GROWTH       RESEARCH      BALANCED VALUE
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $      107,573   $            2
                                                     -----------------------------------------------------------------
Total investment income                                           -                -          107,573                2

Expenses:
 Mortality and expense risk and other charges               592,876                2          707,793               26
                                                     -----------------------------------------------------------------
Total expenses                                              592,876                2          707,793               26
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (592,876)              (2)        (600,220)             (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (41,812,683)             (28)     (43,750,229)               -
Capital gains distributions                                       -                -                -               88
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (41,812,683)             (28)     (43,750,229)              88

Net unrealized appreciation (depreciation) of
 investments                                             23,516,791              (17)      27,569,249              272
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,888,768)  $          (47)  $  (16,781,200)  $          336
                                                     =================================================================

                                                                      ING SALOMON
                                                                        BROTHERS        ING SALOMON
                                                       ING PIMCO       AGGRESSIVE         BROTHERS
                                                      TOTAL RETURN       GROWTH           CAPITAL
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       18,115   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                      18,115                -                -

Expenses:
 Mortality and expense risk and other charges                 4,387          848,784                -
                                                     ------------------------------------------------
Total expenses                                                4,387          848,784                -
                                                     ------------------------------------------------
Net investment income (loss)                                 13,728         (848,784)               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       4,402      (25,188,977)               -
Capital gains distributions                                  13,350                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 17,752      (25,188,977)               -

Net unrealized appreciation (depreciation) of
 investments                                                 18,387       (4,736,656)              34
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       49,867   $  (30,774,417)  $           34
                                                     ================================================

                                                                        ING VP
                                                       ING VAN          GROWTH
                                                        KAMPEN            AND          ING VP        ING VP INDEX
                                                       COMSTOCK         INCOME         GROWTH       PLUS LARGECAP
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $        1,411   $    4,537,816   $            -   $      446,833
                                                     -----------------------------------------------------------------
Total investment income                                       1,411        4,537,816                -          446,833

Expenses:
 Mortality and expense risk and other charges                   860        5,889,748          472,716        2,284,906
                                                     -----------------------------------------------------------------
Total expenses                                                  860        5,889,748          472,716        2,284,906
                                                     -----------------------------------------------------------------
Net investment income (loss)                                    551       (1,351,932)        (472,716)      (1,838,073)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (132)    (193,418,765)      (8,444,150)     (58,481,089)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                   (132)    (193,418,765)      (8,444,150)     (58,481,089)

Net unrealized appreciation (depreciation) of
 investments                                                (11,139)      35,220,058       (5,648,119)      11,268,433
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (10,720)  $ (159,550,639)  $  (14,564,985)  $  (49,050,729)
                                                     =================================================================

                                                                                           ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL
                                                      PLUS MIDCAP     PLUS SMALLCAP        EQUITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       52,909   $        6,485   $       14,840
                                                     ------------------------------------------------
Total investment income                                      52,909            6,485           14,840

Expenses:
 Mortality and expense risk and other charges               106,832           36,617           79,248
                                                     ------------------------------------------------
Total expenses                                              106,832           36,617           79,248
                                                     ------------------------------------------------
Net investment income (loss)                                (53,923)         (30,132)         (64,408)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (760,138)        (127,680)      (1,577,469)
Capital gains distributions                                       -           52,453                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (760,138)         (75,227)      (1,577,469)

Net unrealized appreciation (depreciation) of
 investments                                             (1,413,335)        (732,353)        (299,583)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (2,227,396)  $     (837,712)  $   (1,941,460)
                                                     ================================================

                                                      ING VP SMALL        ING VP        ING VP VALUE
                                                         COMPANY        TECHNOLOGY      OPPORTUNITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      301,043   $            -   $       95,253
                                                     ------------------------------------------------
Total investment income                                     301,043                -           95,253

Expenses:
 Mortality and expense risk and other charges               769,899          108,774          279,553
                                                     ------------------------------------------------
Total expenses                                              769,899          108,774          279,553
                                                     ------------------------------------------------
Net investment income (loss)                               (468,856)        (108,774)        (184,300)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,580,613)      (3,681,243)      (4,332,295)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,580,613)      (3,681,243)      (4,332,295)

Net unrealized appreciation (depreciation) of
 investments                                            (14,440,776)      (1,844,374)      (2,719,443)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,490,245)  $   (5,634,391)  $   (7,236,038)
                                                     ================================================

                                                         ING VP           ING VP
                                                        SMALLCAP         SMALLCAP       JANUS ASPEN
                                                     OPPORTUNITIES -  OPPORTUNITIES -    AGGRESSIVE
                                                         CLASS R         CLASS S          GROWTH
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                           -                -                -

Expenses:
 Mortality and expense risk and other charges                   130           20,930        1,204,437
                                                     ------------------------------------------------
Total expenses                                                  130           20,930        1,204,437
                                                     ------------------------------------------------
Net investment income (loss)                                   (130)         (20,930)      (1,204,437)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (9,641)        (338,439)    (110,103,453)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------

Total realized gain (loss) on investments and
 capital gains distributions                                 (9,641)        (338,439)    (110,103,453)

Net unrealized appreciation (depreciation) of
 investments                                                 (3,578)        (622,428)      73,321,455
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (13,349)  $     (981,797)  $  (37,986,435)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                         ING VP           ING VP
                                                         GROWTH           GROWTH           ING VP           ING VP
                                                     OPPORTUNITIES -  OPPORTUNITIES -  INTERNATIONAL      MAGNACAP -
                                                         CLASS R          CLASS S          VALUE            CLASS R
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $        1,825   $          231
                                                     -----------------------------------------------------------------
Total investment income                                           -                -            1,825              231

Expenses:
 Mortality and expense risk and other charges                   282            1,717            1,556              103
                                                     -----------------------------------------------------------------
Total expenses                                                  282            1,717            1,556              103
                                                     -----------------------------------------------------------------
Net investment income (loss)                                   (282)          (1,717)             269              128

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       1,805          (27,626)         (18,718)             (20)
 Capital gains distributions                                      -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                  1,805          (27,626)         (18,718)             (20)

Net unrealized appreciation (depreciation) of
 investments                                                (19,103)         (29,240)         (30,118)          (5,689)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (17,580)  $      (58,583)  $      (48,567)  $       (5,581)
                                                     =================================================================

                                                                         ING VP              ING
                                                         ING VP          MIDCAP           VP MIDCAP
                                                       MAGNACAP -     OPPORTUNITIES -  OPPORTUNITIES -
                                                         CLASS S          CLASS R          CLASS S
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $        4,366   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                       4,366                -                -

Expenses:
 Mortality and expense risk and other charges                 5,123               15           22,826
                                                     ------------------------------------------------
Total expenses                                                5,123               15           22,826
                                                     ------------------------------------------------
Net investment income (loss)                                   (757)             (15)         (22,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (9,688)            (200)         (97,225)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 (9,688)            (200)         (97,225)

Net unrealized appreciation (depreciation) of
 investments                                               (121,268)            (805)        (459,418)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $     (131,713)  $       (1,020)  $     (579,469)
                                                     ================================================

                                                                                                        JANUS ASPEN
                                                      JANUS ASPEN       JANUS ASPEN     JANUS ASPEN      WORLDWIDE
                                                        BALANCED      FLEXIBLE INCOME      GROWTH          GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) Income:
 Dividends                                           $    5,282,647   $    1,165,302   $            -   $    2,232,135
                                                     -----------------------------------------------------------------
Total investment income                                   5,282,647        1,165,302                -        2,232,135

Expenses:
 Mortality and expense risk and other charges             2,746,947          308,883        1,668,494        3,244,833
                                                     -----------------------------------------------------------------
Total expenses                                            2,746,947          308,883        1,668,494        3,244,833
                                                     -----------------------------------------------------------------
Net investment income (loss)                              2,535,700          856,419       (1,668,494)      (1,012,698)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (19,145,911)         761,446      (88,052,075)    (139,153,473)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (19,145,911)         761,446      (88,052,075)    (139,153,473)

Net unrealized appreciation (depreciation) of
 investments                                             (1,489,908)         571,088       45,741,303       58,703,035
                                                     -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,100,119)  $    2,188,953   $  (43,979,266)  $  (81,463,136)
                                                     =================================================================

                                                      LORD ABBETT      LORD ABBETT     MFS(R) GLOBAL
                                                       GROWTH AND        MID-CAP        GOVERNMENTS
                                                         INCOME           VALUE           SERIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS) Income:
 Dividends                                           $        2,196   $        2,458   $       64,883
                                                     ------------------------------------------------
Total investment income                                       2,196            2,458           64,883

Expenses:
 Mortality and expense risk and other charges                 1,166            1,609           28,883
                                                     ------------------------------------------------
Total expenses                                                1,166            1,609           28,883
                                                     ------------------------------------------------
Net investment income (loss)                                  1,030              849           36,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (101)         (21,787)          31,230
Capital gains distributions                                      49                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                    (52)         (21,787)          31,230

Net unrealized appreciation (depreciation) of
 investments                                                (19,377)         (25,338)          84,246
                                                     ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (18,399)  $      (46,276)  $      151,476
                                                     ================================================

                                                                       OPPENHEIMER      OPPENHEIMER
                                                      MFS(R) TOTAL      AGGRESSIVE         GLOBAL
                                                         RETURN           GROWTH         SECURITIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    1,615,499   $      216,818   $       90,455
                                                     ------------------------------------------------
Total investment income                                   1,615,499          216,818           90,455

Expenses:
 Mortality and expense risk and other charges             1,260,416          405,709          214,774
                                                     ------------------------------------------------
Total expenses                                            1,260,416          405,709          214,774
                                                     ------------------------------------------------
Net investment income (loss)                                355,083         (188,891)        (124,319)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                   2,335,973       (5,968,060)      (3,498,317)
Capital gains distributions                               1,280,830                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                              3,616,803       (5,968,060)      (3,498,317)

Net unrealized appreciation (depreciation) of
 investments                                            (10,681,462)      (5,031,083)      (1,163,987)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (6,709,576)  $  (11,188,034)  $   (4,786,623)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      OPPENHEIMER
                                                      MAIN STREET
                                                        GROWTH &        OPPENHEIMER     PIONEER EQUITY      PIONEER
                                                        INCOME         STRATEGIC BOND     INCOME VCT          VCT
                                                    ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      438,945   $    2,233,631   $        2,134   $            -
                                                     -----------------------------------------------------------------
Total investment income                                     438,945        2,233,631            2,134                -

Expenses:
 Mortality and expense risk and other charges               766,599          387,948              689                -
                                                     -----------------------------------------------------------------
Total expenses                                              766,599          387,948              689                -
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (327,654)       1,845,683            1,445                -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (11,300,002)      (1,631,959)            (909)               -
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (11,300,002)      (1,631,959)            (909)               -

Net unrealized appreciation (depreciation) of
 investments                                             (1,390,151)       1,589,777           (5,978)               1
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (13,017,807)  $    1,803,501   $       (5,442)  $            1
                                                     =================================================================

                                                                                        SP JENNISON
                                                      PIONEER MID       PRUDENTIAL     INTERNATIONAL
                                                     CAP VALUE VCT       JENNISON         GROWTH
                                                     -----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $          112   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                         112                -                -

Expenses:
 Mortality and expense risk and other charges                   239            8,938            2,814
                                                     ------------------------------------------------
Total expenses                                                  239            8,938            2,814
                                                     ------------------------------------------------
Net investment income (loss)                                   (127)          (8,938)          (2,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (10,015)        (252,055)         (44,193)
Capital gains distributions                                     990                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 (9,025)        (252,055)         (44,193)

Net unrealized appreciation (depreciation) of
 investments                                                     50          (50,168)          (7,265)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       (9,102)  $     (311,161)  $      (54,272)
                                                     ================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                        AIM V.I.                          AIM V.I.
                                                         CAPITAL      AIM V.I. CORE      GOVERNMENT
                                                      APPRECIATION        EQUITY         SECURITIES
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   25,987,131   $   49,823,138   $      294,912

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,607,214         (540,544)         198,905
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,943,522)      (2,905,719)          94,842
   Net unrealized appreciation (depreciation) of
     investments                                         (4,771,612)      (9,765,396)        (124,108)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (7,107,920)     (13,211,659)         169,639

Changes from principal transactions:
   Total unit transactions                                4,629,631        6,246,089        8,684,291
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,629,631        6,246,089        8,684,291
                                                     ------------------------------------------------
Total increase (decrease)                                (2,478,289)      (6,965,570)       8,853,930
                                                     ------------------------------------------------
Net assets at December 31, 2001                          23,508,842       42,857,568        9,148,842

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (234,121)        (336,923)         257,469
   Net realized gain (loss) on investments and
     capital gains distributions                        (11,841,069)     (19,166,365)         274,461
   Net unrealized appreciation (depreciation) of
     investments                                          6,412,975       12,696,921          710,014
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,662,215)      (6,806,367)       1,241,944

Changes from principal transactions:
   Total unit transactions                               (3,014,648)      (6,110,961)      15,606,439
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (3,014,648)      (6,110,961)      15,606,439
                                                     ------------------------------------------------
Total increase (decrease)                                (8,676,863)     (12,917,328)      16,848,383
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   14,831,979   $   29,940,240   $   25,997,225
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                        ALGER AMERICAN
                                                        AIM V.I.          AIM V.I.     ALGER AMERICAN      INCOME &
                                                         GROWTH       PREMIER EQUITY      BALANCED          GROWTH
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   37,256,929   $   73,349,994   $    4,887,859   $   16,586,009

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (305,064)         676,926           74,716          790,430
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,920,194)      (4,177,377)         (59,596)        (662,398)
   Net unrealized appreciation (depreciation) of
     investments                                         (9,793,918)      (7,849,544)        (161,916)      (2,624,832)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (14,019,176)     (11,349,995)        (146,796)      (2,496,800)

Changes from principal transactions:
   Total unit transactions                                4,519,235       12,007,731         (975,636)      (2,809,855)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,519,235       12,007,731         (975,636)      (2,809,855)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (9,499,941)         657,736       (1,122,432)      (5,306,655)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                          27,756,988       74,007,730        3,765,427       11,279,354

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                            (252,850)        (519,002)           8,563          (64,304)
   Net realized gain (loss) on investments and
     capital gains distributions                        (21,531,563)     (22,963,948)        (480,416)      (4,172,553)
   Net unrealized appreciation (depreciation) of
     investments                                         13,605,701        1,596,273           (8,111)         797,771
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (8,178,712)     (21,886,677)        (479,964)      (3,439,086)

Changes from principal transactions:
   Total unit transactions                               (4,632,586)     (10,794,461)        (709,084)      (1,673,441)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (4,632,586)     (10,794,461)        (709,084)      (1,673,441)
                                                     -----------------------------------------------------------------
Total increase (decrease)                               (12,811,298)     (32,681,138)      (1,189,048)      (5,112,527)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   14,945,690   $   41,326,592   $    2,576,379   $    6,166,827
                                                     =================================================================

                                                     ALGER AMERICAN      ALLIANCE         ALLIANCE
                                                       LEVERAGED        GROWTH AND        PREMIER
                                                         ALLCAP           INCOME           GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   15,562,934   $      897,717   $    2,687,461

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             259,039          487,785          266,205
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,130,076)         (54,847)        (227,098)
   Net unrealized appreciation (depreciation) of
     investments                                         (1,724,700)      (1,330,699)      (1,211,231)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,595,737)        (897,761)      (1,172,124)

Changes from principal transactions:
   Total unit transactions                               (2,543,425)      28,176,820        7,016,678
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (2,543,425)      28,176,820        7,016,678
                                                     ------------------------------------------------
Total increase (decrease)                                (5,139,162)      27,279,059        5,844,554
                                                     ------------------------------------------------
Net assets at December 31, 2001                          10,423,772       28,176,776        8,532,015

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                            (109,776)        (165,509)         (96,634)
   Net realized gain (loss) on investments and
     capital gains distributions                         (5,523,735)      (2,052,320)      (2,300,618)
   Net unrealized appreciation (depreciation) of
     investments                                          2,219,572       (5,861,654)        (435,725)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (3,413,939)      (8,079,483)      (2,832,977)

Changes from principal transactions:
   Total unit transactions                               (1,286,122)       2,071,208          139,220
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,286,122)       2,071,208          139,220
                                                     ------------------------------------------------
Total increase (decrease)                                (4,700,061)      (6,008,275)      (2,693,757)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    5,723,711   $   22,168,501   $    5,838,258
                                                     ================================================

                                                                         AMERICAN        AMERICAN
                                                        ALLIANCE      CENTURY(R) VP    CENTURY(R) VP
                                                         QUASAR          BALANCED      INTERNATIONAL
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $       82,470   $    2,684,483   $    4,904,674

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              11,233          115,422          341,217
   Net realized gain (loss) on investments and
     capital gains distributions                            (51,042)         (55,447)        (296,586)
   Net unrealized appreciation (depreciation) of
     investments                                             55,774         (186,838)      (1,441,450)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         15,965         (126,863)      (1,396,819)

Changes from principal transactions:
   Total unit transactions                                  811,867         (514,673)        (748,774)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 811,867         (514,673)        (748,774)
                                                     ------------------------------------------------
Total increase (decrease)                                   827,832         (641,536)      (2,145,593)
                                                     ------------------------------------------------
Net assets at December 31, 2001                             910,302        2,042,947        2,759,081

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (11,757)          25,297          (12,211)
   Net realized gain (loss) on investments and
     capital gains distributions                            (52,585)        (331,096)      (1,559,008)
   Net unrealized appreciation (depreciation) of
     investments                                           (320,915)          88,916        1,039,420
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (385,257)        (216,883)        (531,799)

Changes from principal transactions:
   Total unit transactions                                  158,551         (343,024)        (688,409)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 158,551         (343,024)        (688,409)
                                                     ------------------------------------------------
Total increase (decrease)                                  (226,706)        (559,907)      (1,220,208)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      683,596   $    1,483,040   $    1,538,873
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     BRINSON SERIES                     BRINSON SERIES
                                                        GROWTH &      BRINSON SERIES      TACTICAL      CALVERT SOCIAL
                                                         INCOME         SMALL CAP        ALLOCATION        BALANCED
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $      950,238   $      208,747   $   12,509,283   $    2,513,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             226,054           (1,968)         885,330           83,359
   Net realized gain (loss) on investments and
     capital gains distributions                           (231,524)         (60,691)        (450,606)         (76,083)
   Net unrealized appreciation (depreciation) of
     investments                                            (30,611)          31,643       (2,603,918)        (191,904)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (36,081)         (31,016)      (2,169,194)        (184,628)

Changes from principal transactions:
   Total unit transactions                                 (914,157)        (177,731)       3,994,345         (369,758)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (914,157)        (177,731)       3,994,345         (369,758)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (950,238)        (208,747)       1,825,151         (554,386)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                                   -                -       14,334,434        1,959,346

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -          (85,740)          28,697
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -       (3,543,581)        (465,640)
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -          283,934          156,806
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -       (3,345,387)        (280,137)

Changes from principal transactions:
   Total unit transactions                                        -                -       (1,264,476)          96,175
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -                -       (1,264,476)          96,175
                                                     -----------------------------------------------------------------
Total increase (decrease)                                         -                -       (4,609,863)        (183,962)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $            -   $            -   $    9,724,571   $    1,775,384
                                                     =================================================================

                                                                                       FEDERATED FUND
                                                       FEDERATED                           FOR US
                                                       AMERICAN         FEDERATED        GOVERNMENT
                                                        LEADERS       EQUITY INCOME      SECURITIES
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $  102,586,049   $   24,264,247   $   11,133,403

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             624,010          127,895          284,376
   Net realized gain (loss) on investments and
     capital gains distributions                          4,010,157          248,468          128,207
   Net unrealized appreciation (depreciation) of
     investments                                        (10,151,128)      (3,322,426)         191,136
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,516,961)      (2,946,063)         603,719

Changes from principal transactions:
   Total unit transactions                              (13,876,471)      (3,842,680)         (35,167)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (13,876,471)      (3,842,680)         (35,167)
                                                     ------------------------------------------------
Total increase (decrease)                               (19,393,432)      (6,788,743)         568,552
                                                     ------------------------------------------------
Net assets at December 31, 2001                          83,192,617       17,475,504       11,701,955

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (148,139)          98,374          270,618
   Net realized gain (loss) on investments and
     capital gains distributions                            (64,392)        (606,693)         178,225
   Net unrealized appreciation (depreciation) of
     investments                                        (16,206,809)      (3,030,582)         443,220
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (16,419,340)      (3,538,901)         892,063

Changes from principal transactions:
   Total unit transactions                              (16,234,348)      (3,672,738)          80,140
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (16,234,348)      (3,672,738)          80,140
                                                     ------------------------------------------------
Total increase (decrease)                               (32,653,688)      (7,211,639)         972,203
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   50,538,929   $   10,263,865   $   12,674,158
                                                     ================================================

                                                        FEDERATED                        FEDERATED
                                                         GROWTH       FEDERATED HIGH   INTERNATIONAL
                                                       STRATEGIES      INCOME BOND        EQUITY
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   33,809,187   $   26,446,176   $   20,057,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             101,731        2,265,323        1,804,980
   Net realized gain (loss) on investments and
     capital gains distributions                          1,439,089       (2,047,225)         598,776
   Net unrealized appreciation (depreciation) of
     investments                                         (9,464,697)        (107,530)      (7,961,481)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (7,923,877)         110,568       (5,557,725)

Changes from principal transactions:
   Total unit transactions                               (4,910,965)      (5,657,520)      (3,523,772)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (4,910,965)      (5,657,520)      (3,523,772)
                                                     ------------------------------------------------
Total increase (decrease)                               (12,834,842)      (5,546,952)      (9,081,497)
                                                     ------------------------------------------------
Net assets at December 31, 2001                          20,974,345       20,899,224       10,975,829

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (216,927)       1,712,101         (119,497)
   Net realized gain (loss) on investments and
     capital gains distributions                           (785,326)      (4,158,428)        (716,353)
   Net unrealized appreciation (depreciation) of
     investments                                         (4,061,042)       2,397,304       (1,457,973)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,063,295)         (49,023)      (2,293,823)

Changes from principal transactions:
   Total unit transactions                               (5,495,703)      (4,166,949)      (2,658,263)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (5,495,703)      (4,166,949)      (2,658,263)
                                                     ------------------------------------------------
Total increase (decrease)                               (10,558,998)      (4,215,972)      (4,952,086)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   10,415,347   $   16,683,252   $    6,023,743
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                       FEDERATED        FEDERATED      FIDELITY(R) VIP  FIDELITY(R) VIP
                                                      PRIME MONEY        UTILITY        EQUITY-INCOME       GROWTH
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    8,703,425   $   19,350,590   $  188,024,984   $  209,609,983

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             183,680          352,094          754,873        4,618,214
   Net realized gain (loss) on investments and
     capital gains distributions                                  -          (29,007)        (445,915)      (7,202,886)
   Net unrealized appreciation (depreciation) of
     investments                                                  -       (2,878,438)      (1,302,300)     (26,336,426)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        183,680       (2,555,351)        (993,342)     (28,921,098)

Changes from principal transactions:
   Total unit transactions                                  (75,384)      (3,565,172)       5,987,428      (13,370,131)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 (75,384)      (3,565,172)       5,987,428      (13,370,131)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                   108,296       (6,120,523)       4,994,086      (42,291,229)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                           8,811,721       13,230,067      193,019,070      167,318,754

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (1,081)         441,437          778,626       (1,307,033)
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (2,778,666)     (13,368,715)     (75,974,775)
   Net unrealized appreciation (depreciation) of
     investments                                                  -         (761,186)     (23,430,907)      27,425,197
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (1,081)      (3,098,415)     (36,020,996)     (49,856,611)

Changes from principal transactions:
   Total unit transactions                               (1,424,140)      (3,110,909)     (10,577,601)     (19,282,617)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,424,140)      (3,110,909)     (10,577,601)     (19,282,617)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (1,425,221)      (6,209,324)     (46,598,597)     (69,139,228)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    7,386,500   $    7,020,743   $  146,420,473   $   98,179,526
                                                     =================================================================

                                                                                       FIDELITY(R) VIP
                                                     FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET
                                                       HIGH INCOME      OVERSEAS         MANAGER(SM)
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   45,511,833   $   14,451,215   $   17,820,958

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           9,457,584       11,399,803        5,249,880
   Net realized gain (loss) on investments and
     capital gains distributions                         (2,705,353)      (9,878,682)      (5,287,995)
   Net unrealized appreciation (depreciation) of
     investments                                        (19,142,344)     (41,561,108)      (5,871,216)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (12,390,113)     (40,039,987)      (5,909,331)

Changes from principal transactions:
   Total unit transactions                                6,263,146       35,503,221        2,182,805
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               6,263,146       35,503,221        2,182,805
                                                     ------------------------------------------------
Total increase (decrease)                                (6,126,967)      (4,536,766)      (3,726,526)
                                                     ------------------------------------------------
Net assets at December 31, 2001                          39,384,866        9,914,449       14,094,432

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                           3,617,460          (33,251)         341,937
   Net realized gain (loss) on investments and
     capital gains distributions                        (15,314,996)      (4,666,771)      (2,462,332)
   Net unrealized appreciation (depreciation) of
     investments                                         12,364,126        2,758,026          734,377
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        666,590       (1,941,996)      (1,386,018)

Changes from principal transactions:
   Total unit transactions                               (3,595,013)      (1,355,678)      (1,622,399)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (3,595,013)      (1,355,678)      (1,622,399)
                                                     ------------------------------------------------
Total increase (decrease)                                (2,928,423)      (3,297,674)      (3,008,417)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   36,456,443   $    6,616,775   $   11,086,015
                                                     ================================================

                                                                                            FIDELITY(R) VIP
                                                   FIDELITY(R) VIP II    FIDELITY(R) VIP     II INVESTMENT
                                                      CONTRAFUND(R)        II INDEX 500        GRADE BOND
                                                   --------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $      216,963,354    $   133,049,029    $     3,699,966

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (156,534)           151,447          1,556,493
   Net realized gain (loss) on investments
     and capital gains distributions                      (10,037,529)            28,433         (1,058,361)
   Net unrealized appreciation
     (depreciation) of investments                         (6,940,504)            53,028         (3,573,305)
                                                   --------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                      (17,134,567)           232,908         (3,075,173)

Changes from principal transactions:
   Total unit transactions                                (25,829,941)       (32,499,293)         2,458,909
                                                   --------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions                  (25,829,941)       (32,499,293)         2,458,909
                                                   --------------------------------------------------------
Total increase (decrease)                                 (42,964,508)       (32,266,385)          (616,264)
                                                   --------------------------------------------------------
Net assets at December 31, 2001                           173,998,846        100,782,644          3,083,702

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (689,566)            21,129             78,992
   Net realized gain (loss) on investments
     and capital gains distributions                      (27,675,618)       (18,283,780)           126,348
   Net unrealized appreciation (depreciation)
     of investments                                        10,036,956         (4,035,555)            43,860
                                                   --------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                            (18,328,228)       (22,298,206)           249,200

Changes from principal transactions:
   Total unit transactions                                (10,099,539)       (14,294,040)          (442,602)
                                                   --------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                          (10,099,539)       (14,294,040)          (442,602)
                                                   --------------------------------------------------------
Total increase (decrease)                                 (28,427,767)       (36,592,246)          (193,402)
                                                   --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $      145,571,079    $    64,190,398    $     2,890,300
                                                   ========================================================

SEE ACCOMPANYING NOTES.

                                                   FRANKLIN SMALL
                                                     CAP VALUE       ING GET FUND     ING GET FUND -     ING GET FUND
                                                     SECURITIES       - SERIES C        SERIES D          - SERIES E
                                                   -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $            -    $   5,898,705    $  129,775,588    $  333,832,965

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 -          293,859           (22,012)       (2,832,358)
   Net realized gain (loss) on investments
     and capital gains distributions                            -       (2,549,105)         (420,664)       (2,038,326)
   Net unrealized appreciation
     (depreciation) of investments                              -        1,291,730         1,095,968         1,793,609
                                                   -------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                            -         (963,516)          653,292        (3,077,075)

Changes from principal transactions:
   Total unit transactions                                      -       (4,935,189)      (10,485,646)      (30,372,937)
                                                   -------------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions                        -       (4,935,189)      (10,485,646)      (30,372,937)
                                                   -------------------------------------------------------------------
Total increase (decrease)                                       -       (5,898,705)       (9,832,354)      (33,450,012)
                                                   -------------------------------------------------------------------
Net assets at December 31, 2001                                 -                -       119,943,234       300,382,953

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               (29)               -         3,191,699         6,691,857
   Net realized gain (loss) on investments
     and capital gains distributions                     (240,971)               -        (3,903,504)      (12,383,728)
   Net unrealized appreciation (depreciation)
     of investments                                         1,765                -          (197,690)       12,265,411
                                                   -------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                           (239,235)               -          (909,495)        6,573,540

Changes from principal transactions:
   Total unit transactions                                604,037                -       (15,336,007)      (30,559,697)
                                                   -------------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                          604,037                -       (15,336,007)      (30,559,697)
                                                   -------------------------------------------------------------------
Total increase (decrease)                                 364,802                -       (16,245,502)      (23,986,157)
                                                   -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $      364,802    $           -    $  103,697,732    $  276,396,796
                                                   ===================================================================

                                                    ING GET FUND      ING GET FUND      ING GET FUND
                                                    - SERIES G        - SERIES H        - SERIES I
                                                   --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $  186,444,632    $  141,763,690    $   92,928,925

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (2,345,173)       (1,652,269)       (1,309,240)
   Net realized gain (loss) on investments
     and capital gains distributions                     (434,775)         (369,766)         (219,903)
   Net unrealized appreciation
     (depreciation) of investments                      2,133,011           564,872           987,709
                                                   --------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                     (646,937)       (1,457,163)         (541,434)

Changes from principal transactions:
   Total unit transactions                            (14,428,668)       (8,620,592)       (4,985,289)
                                                   --------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions              (14,428,668)       (8,620,592)       (4,985,289)
                                                   --------------------------------------------------
Total increase (decrease)                             (15,075,605)      (10,077,755)       (5,526,723)
                                                   --------------------------------------------------
Net assets at December 31, 2001                       171,369,027       131,685,935        87,402,202

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         3,564,518         2,395,214         1,568,339
   Net realized gain (loss) on investments
     and capital gains distributions                     (361,655)       (2,376,877)         (285,274)
   Net unrealized appreciation (depreciation)
     of investments                                     2,001,769         3,657,819         1,679,757
                                                   --------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          5,204,632         3,676,156         2,962,822

Changes from principal transactions:
   Total unit transactions                            (12,696,957)      (13,759,042)       (6,286,322)
                                                   --------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                      (12,696,957)      (13,759,042)       (6,286,322)
                                                   --------------------------------------------------
Total increase (decrease)                              (7,492,325)      (10,082,886)       (3,323,500)
                                                   --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $  163,876,702    $  121,603,049    $   84,078,702
                                                   ==================================================

                                                ING GET FUND     ING GET FUND     ING GET FUND
                                                 - SERIES J       - SERIES K       - SERIES L
                                                -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $ 79,871,616    $   93,789,821    $     584,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                   (1,178,440)       (1,749,150)         549,879
   Net realized gain (loss) on investments
     and capital gains distributions                (283,781)         (112,344)         127,113
   Net unrealized appreciation (depreciation)
     of investments                                1,098,645          (668,196)      (1,992,805)
                                                -----------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (363,576)       (2,529,690)      (1,315,813)

Changes from principal transactions:
   Total unit transactions                        (4,706,710)       (2,701,829)      81,075,629
                                                -----------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       (4,706,710)       (2,701,829)      81,075,629
                                                -----------------------------------------------
Total increase (decrease)                         (5,070,286)       (5,231,519)      79,759,816
                                                -----------------------------------------------
Net assets at December 31, 2001                   74,801,330        88,558,302       80,344,662

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                    1,299,617           604,407       (1,480,504)
   Net realized gain (loss) on investments
     and capital gains distributions              (1,217,195)       (1,166,744)      (2,039,616)
   Net unrealized appreciation (depreciation)
     of investments                                2,934,305         3,623,216        3,999,896
                                                -----------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                     3,016,727         3,060,879          479,776

Changes from principal transactions:
   Total unit transactions                        (5,973,812)      (10,359,119)      (5,569,892)
                                                -----------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       (5,973,812)      (10,359,119)      (5,569,892)
                                                -----------------------------------------------
Total increase (decrease)                         (2,957,085)       (7,298,240)      (5,090,116)
                                                -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 71,844,245    $   81,260,062    $  75,254,546
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                ING GET FUND     ING GET FUND    ING GET FUND    ING GET FUND
                                                 - SERIES M       - SERIES N      - SERIES P      - SERIES Q
                                                -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $           -    $          -    $          -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       645,422         109,984         (66,562)         (1,059)
   Net realized gain (loss) on investments
     and capital gains distributions                  (51,667)        210,767             300             163
   Net unrealized appreciation (depreciation)
     of investments                                (3,590,542)      2,203,779         192,563             757
                                                -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                     (2,996,787)      2,524,530         126,301            (139)

Changes from principal transactions:
   Total unit transactions                        126,161,862     102,081,211      82,886,000       1,620,487
                                                -------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       126,161,862     102,081,211      82,886,000       1,620,487
                                                -------------------------------------------------------------
Total increase (decrease)                         123,165,075     104,605,741      83,012,301       1,620,348
                                                -------------------------------------------------------------
Net assets at December 31, 2001                   123,165,075     104,605,741      83,012,301       1,620,348

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                    (2,332,513)     (1,868,088)     (1,569,041)        176,318
   Net realized gain (loss) on investments
     and capital gains distributions               (3,482,609)      2,453,176        (413,635)       (238,981)
   Net unrealized appreciation (depreciation)
     of investments                                 7,557,322      (2,953,390)      1,306,756         324,608
                                                -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      1,742,200      (2,368,302)       (675,920)        261,945

Changes from principal transactions:
   Total unit transactions                         (9,526,167)    (12,094,137)     (6,002,646)     52,943,266
                                                -------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                        (9,526,167)    (12,094,137)     (6,002,646)     52,943,266
                                                -------------------------------------------------------------
Total increase (decrease)                          (7,783,967)    (14,462,439)     (6,678,566)     53,205,211
                                                -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 115,381,108    $ 90,143,302    $ 76,333,735    $ 54,825,559
                                                =============================================================

                                                ING GET FUND    ING GET FUND    ING GET FUND
                                                 - SERIES R      - SERIES S      - SERIES T
                                                --------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $          -    $          -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            -               -               -
   Net realized gain (loss) on investments
     and capital gains distributions                       -               -               -
   Net unrealized appreciation (depreciation)
     of investments                                        -               -               -
                                                --------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                             -               -               -

Changes from principal transactions:
   Total unit transactions                                 -               -               -
                                                --------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                -               -               -
                                                --------------------------------------------
Total increase (decrease)                                  -               -               -
                                                --------------------------------------------
Net assets at December 31, 2001                            -               -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      147,815           4,766         (50,695)
   Net realized gain (loss) on investments
     and capital gains distributions                  (4,010)         (5,368)          1,926
   Net unrealized appreciation (depreciation)
     of investments                                  347,843         263,923         386,450
                                                --------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       491,648         263,321         337,681

Changes from principal transactions:
   Total unit transactions                        43,064,749      53,290,086      39,040,813
                                                --------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       43,064,749      53,290,086      39,040,813
                                                --------------------------------------------
Total increase (decrease)                         43,556,397      53,553,407      39,378,494
                                                --------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 43,556,397    $ 53,553,407    $ 39,378,494
                                                ============================================

                                                      ING GET FUND        ING VP
                                                       - SERIES U        BALANCED       ING VP BOND
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $  199,767,841   $   99,490,083

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        9,113,021        6,509,189
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (7,103,330)         869,818
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (12,960,839)         898,172
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (10,951,148)       8,277,179

Changes from principal transactions:
   Total unit transactions                                        -        1,130,931       36,691,750
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        1,130,931       36,691,750
                                                     ------------------------------------------------
Total increase (decrease)                                         -       (9,820,217)      44,968,929
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -      189,947,624      144,459,012

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (285)        (197,183)       3,229,664
   Net realized gain (loss) on investments and
     capital gains distributions                                  3      (31,426,581)       4,300,950
   Net unrealized appreciation (depreciation) of
     investments                                                171       10,085,344        2,690,919
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (111)     (21,538,420)      10,221,533

Changes from principal transactions:
   Total unit transactions                                  502,680      (19,541,370)       9,882,559
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 502,680      (19,541,370)       9,882,559
                                                     ------------------------------------------------
Total increase (decrease)                                   502,569      (41,079,790)      20,104,092
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      502,569   $  148,867,834   $  164,563,104
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                            ING VP
                                                        ING VP                             ING VP         STRATEGIC
                                                        EMERGING       ING VP MONEY       NATURAL         ALLOCATION
                                                        MARKETS           MARKET         RESOURCES         BALANCED
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    1,255,139   $  211,808,608   $    2,800,522   $   21,090,188

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             200,313        8,471,018          (27,769)         242,613
   Net realized gain (loss) on investments and
     capital gains distributions                            (46,024)        (787,890)         (74,546)        (147,526)
   Net unrealized appreciation (depreciation) of
     investments                                           (286,135)        (382,266)        (343,776)      (1,743,663)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (131,846)       7,300,862         (446,091)      (1,648,576)

Changes from principal transactions:
   Total unit transactions                                 (211,449)      73,917,208         (351,677)      (2,051,275)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (211,449)      73,917,208         (351,677)      (2,051,275)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (343,295)      81,218,070         (797,768)      (3,699,851)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                             911,844      293,026,678        2,002,754       17,390,337

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (11,406)       7,337,669          (19,167)         193,984
   Net realized gain (loss) on investments and
     capital gains distributions                           (281,423)      (5,982,099)          18,761       (1,295,397)
   Net unrealized appreciation (depreciation) of
     investments                                            220,172         (371,722)         (80,642)        (696,127)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (72,657)         983,848          (81,048)      (1,797,540)

Changes from principal transactions:
   Total unit transactions                                 (190,137)     (31,454,767)        (354,905)      (1,248,792)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (190,137)     (31,454,767)        (354,905)      (1,248,792)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (262,794)     (30,470,919)        (435,953)      (3,046,332)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      649,050   $  262,555,759   $    1,566,801   $   14,344,005
                                                     =================================================================

                                                         ING VP           ING VP
                                                        STRATEGIC        STRATEGIC       ING ALGER
                                                       ALLOCATION       ALLOCATION      AGGRESSIVE
                                                         GROWTH           INCOME          GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   17,520,083   $   26,191,216   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              57,331          757,517                -
   Net realized gain (loss) on investments and
     capital gains distributions                           (214,747)        (148,474)               -
   Net unrealized appreciation (depreciation) of
     investments                                         (2,028,011)      (1,543,863)               -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,185,427)        (934,820)               -

Changes from principal transactions:
   Total unit transactions                               (1,458,785)      (1,909,739)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,458,785)      (1,909,739)               -
                                                     ------------------------------------------------
Total increase (decrease)                                (3,644,212)      (2,844,559)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                          13,875,871       23,346,657                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              59,179          430,614             (107)
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,733,172)        (810,159)               2
   Net unrealized appreciation (depreciation) of
     investments                                           (367,779)        (898,794)         (11,590)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,041,772)      (1,278,339)         (11,695)

Changes from principal transactions:
   Total unit transactions                                 (577,200)      (1,980,031)         190,364
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (577,200)      (1,980,031)         190,364
                                                     ------------------------------------------------
Total increase (decrease)                                (2,618,972)      (3,258,370)         178,669
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   11,256,899   $   20,088,287   $      178,669
                                                     ================================================

                                                                       ING AMERICAN      ING BARON
                                                       ING ALGER       CENTURY SMALL     SMALL CAP
                                                         GROWTH          CAP VALUE        GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -                -

Changes from principal transactions:
   Total unit transactions                                        -                -                -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transaction                                        -                -                -
                                                     ------------------------------------------------
Total increase (decrease)                                         -                -                -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (19)            (467)            (588)
   Net realized gain (loss) on investments and
     capital gains distributions                                 (4)          (4,695)           5,232
   Net unrealized appreciation (depreciation) of
     investment                                                (929)           6,863              327
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (952)           1,701            4,971

Changes from principal transactions:
   Total unit transactions                                   10,365          171,139          188,307
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  10,365          171,139          188,307
                                                     ------------------------------------------------
Total increase (decrease)                                     9,413          172,840          193,278
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $        9,413   $      172,840   $      193,278
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     ING GOLDMAN      ING JPMORGAN                         ING MFS
                                                    SACHS(R) CAPITAL     FLEMING       ING JPMORGAN        CAPITAL
                                                        GROWTH        INTERNATIONAL    MID CAP VALUE     OPPORTUNITIES
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $   38,279,673   $            -   $   78,233,370

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        8,217,492                -       12,719,778
   Net realized gain (loss) on investments and
     capital gains distributions                                  -      (18,250,125)               -       (7,777,680)
   Net unrealized appreciation (depreciation) of
     investments                                                  -         (320,460)               -      (27,031,102)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (10,353,093)               -      (22,089,004)

Changes from principal transactions:
   Total unit transactions                                        -        2,522,566                -        6,687,762
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        2,522,566                -        6,687,762
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -       (7,830,527)               -      (15,401,242)
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -       30,449,146                -       62,832,128

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (24)        (153,993)               6         (592,876)
   Net realized gain (loss) on investments and
     capital gains distributions                                  1       (3,362,234)              (9)     (41,812,683)
   Net unrealized appreciation (depreciation) of
     investments                                               (548)        (590,934)          (2,299)      23,516,791
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (571)      (4,107,161)          (2,302)     (18,888,768)

Changes from principal transactions:
   Total unit transactions                                   18,664       (2,297,935)          89,227       (8,202,573)
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  18,664       (2,297,935)          89,227       (8,202,573)
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    18,093       (6,405,096)          86,925      (27,091,341)
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        18,093   $   24,044,050   $       86,925   $   35,740,787
                                                    ==================================================================

                                                        ING MFS          ING MFS         ING OPCAP
                                                     GLOBAL GROWTH      RESEARCH       BALANCED VALUE
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $   97,910,276   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -       16,100,795                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (5,309,113)               -
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (32,124,468)               -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (21,332,786)               -

Changes from principal transactions:
   Total unit transactions                                        -       (7,183,612)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -       (7,183,612)               -
                                                     ------------------------------------------------
Total increase (decrease)                                         -      (28,516,398)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -       69,393,878                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (2)        (600,220)             (24)
   Net realized gain (loss) on investments and
     capital gains distributions                                (28)     (43,750,229)              88
   Net unrealized appreciation (depreciation) of
     investments                                                (17)      27,569,249              272
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                            (47)     (16,781,200)             336

Changes from principal transactions:
   Total unit transactions                                    1,449      (11,943,836)          14,908
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   1,449      (11,943,836)          14,908
                                                     ------------------------------------------------
Total increase (decrease)                                     1,402      (28,725,036)          15,244
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $        1,402   $   40,668,842   $       15,244
                                                     ================================================


                                                                       ING SALOMON
                                                                        BROTHERS        ING SALOMON
                                                       ING PIMCO        AGGRESSIVE       BROTHERS
                                                      TOTAL RETURN       GROWTH          CAPITAL
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $  136,684,647   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        5,810,330                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -      (51,885,576)               -
   Net unrealized appreciation (depreciation) of
     investments                                                  -       10,682,971                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (35,392,275)               -

Changes from principal transactions:
   Total unit transactions                                        -       (9,757,019)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -       (9,757,019)               -
                                                     ------------------------------------------------
Total increase (decrease)                                         -      (45,149,294)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -       91,535,353                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              13,728         (848,784)               -
   Net realized gain (loss) on investments and
     capital gains distributions                             17,752      (25,188,977)               -
   Net unrealized appreciation (depreciation) of
     investments                                             18,387       (4,736,656)              34
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         49,867      (30,774,417)              34

Changes from principal transactions:
   Total unit transactions                                1,225,161      (13,753,107)           5,000
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               1,225,161      (13,753,107)           5,000
                                                     ------------------------------------------------
Total increase (decrease)                                 1,275,028      (44,527,524)           5,034
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    1,275,028   $   47,007,829   $        5,034
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      ING SALOMON      ING T. ROWE        ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET       KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION        COMSTOCK
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $  113,229,886   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -       14,327,213                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (4,691,348)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (22,787,331)               -                -
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (13,151,466)               -                -

Changes from principal transactions:
   Total unit transactions                                        -      (10,683,369)               -                -
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -      (10,683,369)               -                -
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -      (23,834,835)               -                -
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -       89,395,051                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (49)        (834,503)               -              551
   Net realized gain (loss) on investments and
     capital gains distributions                                 (4)     (31,652,050)               -             (132)
   Net unrealized appreciation (depreciation) of
     investments                                             (1,647)      11,325,203              (12)         (11,139)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (1,700)     (21,161,350)             (12)         (10,720)

Changes from principal transactions:
   Total unit transactions                                   16,049       (9,791,113)             440          329,703
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  16,049       (9,791,113)             440          329,703
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    14,349      (30,952,463)             428          318,983
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        14,349   $   58,442,588   $          428   $      318,983
                                                    ==================================================================

                                                     ING VP GROWTH                     ING VP INDEX
                                                      AND INCOME      ING VP GROWTH    PLUS LARGECAP
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $  928,209,700   $   85,002,177    $  261,795,046

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (3,421,173)       7,586,438         7,044,685
   Net realized gain (loss) on investments and
     capital gains distributions                      (113,876,325)     (37,814,320)      (36,788,778)
   Net unrealized appreciation (depreciation) of
     investments                                       (55,992,671)       7,848,570        (9,243,704)
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                  (173,290,169)     (22,379,312)      (38,987,797)

Changes from principal transactions:
   Total unit transactions                             (91,273,079)     (10,534,849)        1,954,479
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (91,273,079)     (10,534,849)        1,954,479
                                                    -------------------------------------------------
Total increase (decrease)                             (264,563,248)     (32,914,161)      (37,033,318)
                                                    -------------------------------------------------
Net assets at December 31, 2001                         663,646,452       52,088,016       224,761,728

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (1,351,932)        (472,716)       (1,838,073)
   Net realized gain (loss) on investments and
     capital gains distributions                      (193,418,765)      (8,444,150)      (58,481,089)
   Net unrealized appreciation (depreciation) of
     investments                                        35,220,058       (5,648,119)       11,268,433
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
from operations                                       (159,550,639)     (14,564,985)      (49,050,729)

Changes from principal transactions:
   Total unit transactions                             (88,129,791)      (9,236,832)      (21,294,271)
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (88,129,791)      (9,236,832)      (21,294,271)
                                                    -------------------------------------------------
Total increase (decrease)                             (247,680,430)     (23,801,817)      (70,345,000)
                                                    -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $  415,966,022   $   28,286,199    $  154,416,728
                                                    =================================================

                                                                                          ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL
                                                      PLUS MIDCAP     PLUS SMALLCAP       EQUITY
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    6,733,274   $    1,097,872   $    9,707,836

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             455,151           53,118          (95,343)
   Net realized gain (loss) on investments and
     capital gains distributions                           (303,328)          16,027       (4,401,994)
   Net unrealized appreciation (depreciation) of
     investments                                           (366,632)         (19,980)       2,100,297
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (214,809)          49,165       (2,397,040)

Changes from principal transactions:
   Total unit transactions                                2,695,562        1,263,589          680,138
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,695,562        1,263,589          680,138
                                                     ------------------------------------------------
Total increase (decrease)                                 2,480,753        1,312,754       (1,716,902)
                                                     ------------------------------------------------
Net assets at December 31, 2001                           9,214,027        2,410,626        7,990,934

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (53,923)         (30,132)         (64,408)
   Net realized gain (loss) on investments and
     capital gains distributions                           (760,138)         (75,227)      (1,577,469)
   Net unrealized appreciation (depreciation) of
     investments                                         (1,413,335)        (732,353)        (299,583)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,227,396)        (837,712)      (1,941,460)

Changes from principal transactions:
   Total unit transactions                                4,792,805        2,701,610         (821,654)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,792,805        2,701,610         (821,654)
                                                     ------------------------------------------------
Total increase (decrease)                                 2,565,409        1,863,898       (2,763,114)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   11,779,436   $    4,274,524   $    5,227,820
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                           ING VP
                                                                                                           GROWTH
                                                      ING VP SMALL         ING VP       ING VP VALUE   OPPORTUNITIES -
                                                         COMPANY         TECHNOLOGY      OPPORTUNITY       CLASS R
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   47,270,402   $    9,832,599   $   19,709,584  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,495,826         (128,546)         890,299                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (79,276)      (7,168,946)        (717,768)               -
   Net unrealized appreciation (depreciation) of
     investments                                            422,864        3,648,984       (3,302,248)               -
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      1,839,414       (3,648,508)      (3,129,717)               -

Changes from principal transactions:
   Total unit transactions                               13,466,616        5,560,799        9,782,353                -
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              13,466,616        5,560,799        9,782,353                -
                                                     -----------------------------------------------------------------
Total increase (decrease)                                15,306,030        1,912,291        6,652,636                -
                                                     -----------------------------------------------------------------
Net assets  at December 31, 2001                         62,576,432       11,744,890       26,362,220                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (468,856)        (108,774)        (184,300)            (282)
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,580,613)      (3,681,243)      (4,332,295)           1,805
   Net unrealized appreciation (depreciation) of
     investments                                        (14,440,776)      (1,844,374)      (2,719,443)         (19,103)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (18,490,245)      (5,634,391)      (7,236,038)         (17,580)

Changes from principal transactions:
   Total unit transactions                                8,071,713          453,564       (2,125,197)         401,831
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               8,071,713          453,564       (2,125,197)         401,831
                                                     -----------------------------------------------------------------
Total increase (decrease)                               (10,418,532)      (5,180,827)      (9,361,235)         384,251
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   52,157,900   $    6,564,063   $   17,000,985  $       384,251
                                                     =================================================================

                                                         ING VP
                                                         GROWTH            ING VP          ING VP
                                                     OPPORTUNITIES -   INTERNATIONAL      MAGNACAP -
                                                         CLASS S           VALUE           CLASS R
                                                     -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $             -   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (495)               -                -
   Net realized gain (loss) on investments and
     capital gains distributions                              (2,161)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                 (54)               -                -
                                                     -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                          (2,710)               -                -

Changes from principal transactions:
   Total unit transactions                                   144,161                -                -
                                                     -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  144,161                -                -
                                                     -------------------------------------------------
Total increase (decrease)                                    141,451                -                -
                                                     -------------------------------------------------
Net assets  at December 31, 2001                             141,451                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               (1,717)             269              128
   Net realized gain (loss) on investments and
     capital gains distributions                             (27,626)         (18,718)             (20)
   Net unrealized appreciation (depreciation) of
     investments                                             (29,240)         (30,118)          (5,689)
                                                     -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (58,583)         (48,567)          (5,581)

Changes from principal transactions:
   Total unit transactions                                    42,350          452,550           32,385
                                                     -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   42,350          452,550           32,385
                                                     -------------------------------------------------
Total increase (decrease)                                    (16,233)         403,983           26,804
                                                     -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $       125,218   $      403,983   $       26,804
                                                     =================================================

                                                        ING VP                           ING VP
                                                        MIDCAP         ING VP            MIDCAP
                                                    OPPORTUNITIES -   MAGNACAP -      OPPORTUNITIES -
                                                       CLASS S         CLASS S           CLASS R
                                                    -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $            -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (3,490)             501                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (11,400)          (1,655)               -
   Net unrealized appreciation (depreciation) of
     investments                                             10,360            6,282                -
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (4,530)           5,128                -

Changes from principal transactions:
   Total unit transactions                                  869,213          425,382                -
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 869,213          425,382                -
                                                    -------------------------------------------------
Total increase (decrease)                                   864,683          430,510                -
                                                    -------------------------------------------------
Net assets at December 31, 2001                             864,683          430,510                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (22,826)            (757)             (15)
   Net realized gain (loss) on investments and
     capital gains distributions                            (97,225)          (9,688)            (200)
   Net unrealized appreciation (depreciation)
     of investments                                        (459,418)        (121,268)            (805)
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (579,469)        (131,713)          (1,020)

Changes from principal transactions:
   Total unit transactions                                2,297,956          190,925           77,118
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,297,956          190,925           77,118
                                                    -------------------------------------------------
Total increase (decrease)                                 1,718,487           59,212           76,098
                                                    -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $     2,583,170   $      489,722  $        76,098
                                                    =================================================

SEE ACCOMPANYING NOTES.

                                                         ING VP         ING VP
                                                        SMALLCAP        SMALLCAP         JANUS ASPEN
                                                    OPPORTUNITIES -  OPPORTUNITIES -     AGGRESSIVE      JANUS ASPEN
                                                        CLASS R          CLASS S           GROWTH         BALANCED
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -  $             -   $  274,462,060   $  244,144,219

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -           (3,318)      (2,163,717)       3,408,631
   Net realized gain (loss) on investments and
     capital gains distributions                                  -         (119,912)    (102,981,631)      (3,517,430)
   Net unrealized appreciation (depreciation) of
     investments                                                  -           26,260         (425,456)     (14,919,519)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -          (96,970)    (105,570,804)     (15,028,318)

Changes from principal transactions:
   Total unit transactions                                        -        1,377,039      (27,084,902)      11,125,134
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        1,377,039      (27,084,902)      11,125,134
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -        1,280,069     (132,655,706)      (3,903,184)
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -        1,280,069      141,806,354      240,241,035

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (130)         (20,930)      (1,204,437)       2,535,700
   Net realized gain (loss) on investments and
     capital gains distributions                             (9,641)        (338,439)    (110,103,453)     (19,145,911)
   Net unrealized appreciation (depreciation) of
     investments                                             (3,578)        (622,428)      73,321,455       (1,489,908)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (13,349)        (981,797)     (37,986,435)     (18,100,119)

Changes from principal transactions:
   Total unit transactions                                   71,794        1,473,449      (26,586,808)     (24,315,508)
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  71,794        1,473,449      (26,586,808)     (24,315,508)
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    58,445          491,652      (64,573,243)     (42,415,627)
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        58,445  $     1,771,721   $   77,233,111   $  197,825,408
                                                    ==================================================================

                                                     JANUS ASPEN                       JANUS ASPEN
                                                      FLEXIBLE        JANUS ASPEN       WORLDWIDE
                                                       INCOME           GROWTH           GROWTH
                                                    ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $   18,729,553   $  267,652,979   $  483,862,628

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          1,003,379       (2,103,210)      (2,995,164)
   Net realized gain (loss) on investments and
     capital gains distributions                           291,118      (29,054,576)     (52,114,953)
   Net unrealized appreciation (depreciation) of
     investments                                            (9,015)     (38,086,553)     (56,467,361)
                                                    ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     1,285,482      (69,244,339)    (111,577,478)

Changes from principal transactions:
   Total unit transactions                               3,925,181      (21,629,929)     (40,889,293)
                                                    ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              3,925,181      (21,629,929)     (40,889,293)
                                                    ------------------------------------------------
Total increase (decrease)                                5,210,663      (90,874,268)    (152,466,771)
                                                    ------------------------------------------------
Net assets at December 31, 2001                         23,940,216      176,778,711      331,395,857

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            856,419       (1,668,494)      (1,012,698)
   Net realized gain (loss) on investments and
     capital gains distributions                           761,446      (88,052,075)    (139,153,473)
   Net unrealized appreciation (depreciation) of
     investments                                           571,088       45,741,303       58,703,035
                                                    ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     2,188,953      (43,979,266)     (81,463,136)

Changes from principal transactions:
   Total unit transactions                               2,262,579      (34,296,856)     (51,652,618)
                                                    ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              2,262,579      (34,296,856)     (51,652,618)
                                                    ------------------------------------------------
Total increase (decrease)                                4,451,532      (78,276,122)    (133,115,754)
                                                    ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $   28,391,748   $   98,502,589   $  198,280,103
                                                    ================================================

                                                       LORD ABBETT
                                                       GROWTH AND      LORD ABBETT     MFS(R) GLOBAL
                                                         INCOME        MID-CAP VALUE    GOVERNMENTS
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $            -   $    1,537,291

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -           39,877
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -           52,236
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -          (40,415)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -           51,698

Changes from principal transactions:
   Total unit transactions                                        -                -          153,415
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -                -          153,415
                                                     ------------------------------------------------
Total increase (decrease)                                         -                -          205,113
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -                -        1,742,404

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               1,030              849           36,000
   Net realized gain (loss) on investments and
     capital gains distributions                                (52)         (21,787)          31,230
   Net unrealized appreciation (depreciation) of
     investments                                            (19,377)         (25,338)          84,246
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (18,399)         (46,276)         151,476

Changes from principal transactions:
   Total unit transactions                                  439,912          520,237          826,559
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 439,912          520,237          826,559
                                                     ------------------------------------------------
Total increase (decrease)                                   421,513          473,961          978,035
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      421,513   $      473,961   $    2,720,439
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                         OPPENHEIMER
                                                                       OPPENHEIMER      OPPENHEIMER      MAIN STREET
                                                      MFS(R) TOTAL     AGGRESSIVE          GLOBAL          GROWTH &
                                                         RETURN          GROWTH          SECURITIES         INCOME
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   63,398,107   $   57,052,022   $   17,259,574   $   67,652,421

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           3,012,322        6,906,604        1,960,521         (500,428)
   Net realized gain (loss) on investments and
     capital gains distributions                             (4,439)     (42,931,360)      (1,060,601)      (1,058,708)
   Net unrealized appreciation (depreciation) of
     investments                                         (3,698,764)      15,925,135       (3,174,371)      (6,494,391)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (690,881)     (20,099,621)      (2,274,451)      (8,053,527)

Changes from principal transactions:
   Total unit transactions                               31,202,325        3,496,997        1,417,786        6,109,792
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              31,202,325        3,496,997        1,417,786        6,109,792
                                                     -----------------------------------------------------------------
Total increase (decrease)                                30,511,444      (16,602,624)        (856,665)      (1,943,735)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                          93,909,551       40,449,398       16,402,909       65,708,686

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             355,083         (188,891)        (124,319)        (327,654)
   Net realized gain (loss) on investments and
     capital gains distributions                          3,616,803       (5,968,060)      (3,498,317)     (11,300,002)
   Net unrealized appreciation (depreciation) of
     investments                                        (10,681,462)      (5,031,083)      (1,163,987)      (1,390,151)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (6,709,576)     (11,188,034)      (4,786,623)     (13,017,807)

Changes from principal transactions:
   Total unit transactions                                4,525,040       (5,331,166)       3,560,532       (3,890,270)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,525,040       (5,331,166)       3,560,532       (3,890,270)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (2,184,536)     (16,519,200)      (1,226,091)     (16,908,077)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   91,725,015   $   23,930,198   $   15,176,818   $   48,800,609
                                                     =================================================================

                                                       OPPENHEIMER    PIONEER EQUITY      PIONEER
                                                     STRATEGIC BOND     INCOME VCT          VCT
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   23,334,535   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,267,653                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (55,135)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                           (335,512)               -                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        877,006                -                -

Changes from principal transactions:
   Total unit transactions                                4,680,276                -                -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,680,276                -                -
                                                     ------------------------------------------------
Total increase (decrease)                                 5,557,282                -                -
                                                     ------------------------------------------------
Net assets at December 31, 2001                          28,891,817                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,845,683            1,445                -
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,631,959)            (909)               -
   Net unrealized appreciation (depreciation) of
     investments                                          1,589,777           (5,978)               1
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      1,803,501           (5,442)               1

Changes from principal transactions:
   Total unit transactions                                2,039,563          158,735            1,302
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,039,563          158,735            1,302
                                                     ------------------------------------------------
Total increase (decrease)                                 3,843,064          153,293            1,303
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   32,734,881   $      153,293   $        1,303
                                                     ================================================

                                                                                                       SP JENNISON
                                                                        PIONEER MID     PRUDENTIAL    INTERNATIONAL
                                                                       CAP VALUE VCT     JENNISON        GROWTH
                                                                       --------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                          $           -    $        -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    -        (1,106)            (620)
   Net realized gain (loss) on investments and capital gains
     distributions                                                                 -       (11,906)         (27,800)
   Net unrealized appreciation (depreciation) of investments                       -        20,719              656
                                                                       --------------------------------------------
   Net increase (decrease) in net assets resulting from operations                 -         7,707          (27,764)

Changes from principal transactions:
   Total unit transactions                                                         -       715,846           87,050
                                                                       --------------------------------------------
   Increase (decrease) in assets derived from principal transactions               -       715,846           87,050
                                                                       --------------------------------------------
Total increase (decrease)                                                          -       723,553           59,286
                                                                       --------------------------------------------
Net assets at December 31, 2001                                                    -       723,553           59,286

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                 (127)       (8,938)          (2,814)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            (9,025)     (252,055)         (44,193)
   Net unrealized appreciation (depreciation) of investments                      50       (50,168)          (7,265)
                                                                       --------------------------------------------
   Net increase (decrease) in net assets resulting from operations            (9,102)     (311,161)         (54,272)

Changes from principal transactions:
   Total unit transactions                                                    39,527        14,555          208,824
                                                                       --------------------------------------------
   Increase (decrease) in assets derived from principal transactions          39,527        14,555          208,824
                                                                       --------------------------------------------
Total increase (decrease)                                                     30,425      (296,606)         154,552
                                                                       --------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                        $      30,425    $  426,947    $     213,838
                                                                       ============================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 110 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 60 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM V.I. Funds:                                            Fidelity Variable Insurance Products Fund II (continued):
  AIM V.I. Capital Appreciation Fund - Series I Shares        Fidelity(R) VIP II Index 500 Portfolio - Initial Class
  AIM V.I. Core Equity Fund - Series I Shares                 Fidelity(R) VIP II Investment Grade Bond Portfolio - Initial Class
  AIM V.I. Government Securities Fund - Series I Shares    Franklin Templeton Variable Insurance Products Trust:
  AIM V.I. Growth Fund - Series I Shares                      Franklin Small Cap Value Securities Fund - Class 2 **
  AIM V.I. Premier Equity Fund - Series I Shares           ING GET Fund:
Alger American Funds:                                         ING GET Fund - Series D
  Alger American Balanced Portfolio                           ING GET Fund - Series E
  Alger American Income & Growth Portfolio                    ING GET Fund - Series G
  Alger American Leveraged AllCap Portfolio                   ING GET Fund - Series H
Alliance Funds:                                               ING GET Fund - Series I
  Alliance Growth and Income                                  ING GET Fund - Series J
  Alliance Premier Growth Portfolio                           ING GET Fund - Series K
  Alliance Quasar Portfolio                                   ING GET Fund - Series L
American Century VP Funds:                                    ING GET Fund - Series M *
  American Century VP Balanced Fund                           ING GET Fund - Series N *
  American Century VP International Fund                      ING GET Fund - Series P *
Brinson Series Funds:                                         ING GET Fund - Series Q *
  Brinson Tactical Allocation Portfolio - Class I             ING GET Fund - Series R **
Calvert Social Balanced Portfolio                             ING GET Fund - Series S **
Federated Insurance Series:                                   ING GET Fund - Series T **
  Federated American Leaders Fund II                          ING GET Fund - Series U **
  Federated Equity Income Fund II                          ING VP Balanced Portfolio, Inc. - Class R
  Federated Fund for U.S. Government Securities II         ING VP Bond Portfolio - Class R
  Federated Growth Strategies Fund II                      ING VP Emerging Markets Fund
  Federated High Income Bond Fund II                       ING VP Money Market Portfolio - Class R
  Federated International Equity Fund II                   ING VP Natural Resources Trust
  Federated Prime Money Fund II                            ING Generations Portfolio, Inc.:
  Federated Utility Fund II                                   ING VP Strategic Allocation Balanced Portfolio - Class R
Fidelity(R) Variable Insurance Products Fund:                 ING VP Strategic Allocation Growth Portfolio - Class R
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class     ING VP Strategic Allocation Income Portfolio - Class R
  Fidelity(R) VIP Growth Portfolio - Initial Class         ING Partners, Inc.:
  Fidelity(R) VIP High Income Portfolio - Initial Class       ING Alger Aggressive Growth Portfolio - Service Class **
  Fidelity(R) VIP Overseas Portfolio - Initial Class          ING Alger Growth Portfolio - Service Class **
Fidelity Variable Insurance Products Fund II:                 ING American Century Small Cap Value Portfolio **
  Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial    ING Baron Small Cap Growth Portfolio - Service Class **
    Class
  Fidelity(R) VIP II Contrafund(R) Portfolio - Initial        ING Goldman Sachs Capital Growth Portfolio - Service Class **
    Class

ING Partners, Inc. (continued):                            ING Variable Products Trust (continued)
  ING JP Morgan Fleming International Portfolio - Initial     ING VP MagnaCap Portfolio - Class R **
    Class
  ING JP Morgan Mid Cap Value Portfolio - Service             ING VP MagnaCap Portfolio - Class S *
    Class **
  ING MFS Capital Opportunities Portfolio - Initial Class     ING VP MidCap Opportunities Portfolio - Class R **
  ING MFS Global Growth Portfolio - Service Class **          ING VP MidCap Opportunities Portfolio - Class S *
  ING MFS Research Portfolio - Initial Class                  ING VP SmallCap Opportunities Portfolio - Class R **
  ING OpCap Balanced Value Portfolio - Service Class **       ING VP SmallCap Opportunities Portfolio - Class S *
  ING PIMCO Total Return Portfolio - Service Class **      Janus Aspen Series:
  ING Salomon Brothers Aggressive Growth Portfolio -          Janus Aspen Aggressive Growth Portfolio - Institutional Shares
    Initial Class                                             Janus Aspen Balanced Portfolio - Inst Shares
  ING Salomon Brothers Capital Portfolio - Service            Janus Aspen Flexible Income Portfolio - Inst Shares
    Class **
  ING Salomon Brothers Investors Value Portfolio -            Janus Aspen Growth Portfolio - Inst Shares
    Service Class **
  ING T. Rowe Price Growth Equity Portfolio - Initial         Janus Aspen Worldwide Growth Portfolio - Inst Shares
    Class
  ING UBS Tactical Asset Allocation Portfolio -            Lord Abbett Funds:
    Service Class **                                          Lord Abbett Growth and Income Portfolio **
  ING Van Kampen Comstock Portfolio - Service Class **        Lord Abbett MidCap Value Portfolio **
ING Variable Funds:                                        MFS(R) Funds:
   ING VP Growth and Income Portfolio - Class R               MFS(R) Global Governments Series
ING Variable Portfolios, Inc.:                                MFS(R) Total Return Series - Initial Class
  ING VP Growth Portfolio - Class R                        Oppenheimer Variable Account Funds:
  ING VP Index Plus LargeCap Portfolio - Class R              Oppenheimer Aggressive Growth Fund/VA
  ING VP Index Plus MidCap Portfolio - Class R                Oppenheimer Global Securities Fund/VA
  ING VP Index Plus SmallCap Portfolio - Class R              Oppenheimer Main Street Growth & Income Fund/VA
  ING VP International Equity Portfolio - Class R             Oppenheimer Strategic Bond Fund/VA
  ING VP Small Company Portfolio - Class R                 Pioneer Variable Contracts Trust:
  ING VP Technology Portfolio - Class R                       Pioneer Equity Income VCT Portfolio - Class I **
  ING VP Value Opportunity Portfolio - Class R                Pioneer VCT Portfolio - Class I **
ING Variable Products Trust:                                  Pioneer Mid Cap Value VCT Portfolio - Class I **
  ING VP Growth Opportunities Portfolio - Class R **       Prudential Series Fund, Inc.:
  ING VP Growth Opportunities Portfolio - Class S *           Prudential Jennison Portfolio - Class II Shares *
  ING VP International Value Portfolio - Class R **           SP Jennison International Growth Portfolio - Class II Shares *

*   Investment Division added in 2001.
**  Investment Division added in 2002.

Effective September 15, 2000, the Brinson Series Trust Small Cap Portfolio (formerly the Mitchell Hutchins Series Trust Small Cap Portfolio) was closed to new Contractowners and to new investments from existing Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

Effective October 8, 2001, the Brinson Series Trust Growth and Income Portfolio (formerly the Mitchell Hutchins Series Trust Growth and Income Portfolio) was closed to new Contractowners and to new investments from existing
Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

         CURRENT NAME                                           FORMER NAME
------------------------------------------------------------------------------------------
   AIM V.I. Core Equity                                  AIM V.I. Growth and Income
   AIM V.I. Premier Equity                               AIM V.I. Value
   ING GET Fund - Series D                               Aetna GET Fund - Series D
   ING GET Fund - Series E                               Aetna GET Fund - Series E
   ING GET Fund - Series G                               Aetna GET Fund - Series G
   ING GET Fund - Series H                               Aetna GET Fund - Series H
   ING GET Fund - Series I                               Aetna GET Fund - Series I
   ING GET Fund - Series J                               Aetna GET Fund - Series J
   ING GET Fund - Series K                               Aetna GET Fund - Series K
   ING GET Fund - Series L                               Aetna GET Fund - Series L
   ING GET Fund - Series M                               Aetna GET Fund - Series M
   ING GET Fund - Series N                               Aetna GET Fund - Series N
   ING GET Fund - Series P                               Aetna GET Fund - Series P
   ING GET Fund - Series Q                               Aetna GET Fund - Series Q
   ING VP Balanced                                       Aetna Balanced VP, Inc.
   ING VP Bond                                           Aetna Bond VP
   ING VP Emerging Markets                               Aetna Emerging Markets VP
   ING VP Money Market                                   Aetna Money Market VP
   ING VP Natural Resources                              Aetna Natural Resources VP
   ING VP Strategic Allocation Balanced                  Aetna Crossroads VP
   ING VP Strategic Allocation Growth                    Aetna Ascent VP
   ING VP Strategic Allocation Income                    Aetna Legacy VP
   ING JP Morgan Fleming International                   PPI Scudder International Growth
   ING MFS Capital Opportunities                         PPI MFS Capital Opportunities
   ING MFS Research                                      PPI MFS Research
   ING Salomon Brothers Aggressive Growth                PPI MFS Emerging Equities
   ING T. Rowe Price Growth Equity                       PPI T. Rowe Price Growth Equity
   ING VP Growth and Income                              Aetna Growth and Income VP
   ING VP Growth                                         Aetna Growth VP
   ING VP Index Plus LargeCap                            Aetna Index Plus LargeCap VP
   ING VP Index Plus MidCap                              Aetna Index Plus MidCap VP
   ING VP Index Plus SmallCap                            Aetna Index Plus SmallCap VP
   ING VP International Equity                           Aetna International VP
   ING VP Small Company                                  Aetna Small Company VP
   ING VP Technology                                     Aetna Technology VP
   ING VP Value Opportunity                              Aetna Value Opportunity VP
   ING VP Growth Opportunities - Class S                 Pilgrim Growth Opportunities
   ING VP MagnaCap - Class S                             Pilgrim International Value
   ING VP MidCap Opportunities - Class S                 Pilgrim MidCap Opportunities
   ING VP SmallCap Opportunities - Class S               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

CONTRACT MAINTENANCE CHARGES

An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.75% to 1.00% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
AIM V.I. Funds:
   AIM V.I. Capital Appreciation                        $  24,514   $  27,763   $  12,618   $   6,381
   AIM V.I. Core Equity                                    38,407      44,855      10,567       4,862
   AIM V.I. Government Securities                          32,681      16,817      11,327       2,444
   AIM V.I. Growth                                         24,478      29,364       8,492       4,277
   AIM V.I. Premier Equity                                 68,844      80,157      24,777      12,092
Alger American Funds:
   Alger American Balanced                                  3,639       4,339         142       1,043
   Alger American Income & Growth                          10,413      12,151         983       3,003
   Alger American Leveraged AllCap                          9,454      10,850         463       2,747
Alliance Funds:
   Alliance Growth and Income                              46,961      44,016      29,482         817
   Alliance Premier Growth                                 10,145      10,102       7,887         604
   Alliance Quasar                                          1,723       1,577       1,231         408
American Century VP Funds:
   American Century VP Balanced                             1,989       2,307         156         555
   American Century VP International                        2,499       3,200         402         809
Brinson Series Funds:
   Brinson Growth & Income                                      -           -         258         946
   Brinson Small Cap                                            -           -           -         180
   Brinson Tactical Allocation                             14,269      15,619       6,605       1,725
Calvert Social Balanced Portfolio                           1,931       1,806         332         618
Federated Insurance Series:
   Federated American Leaders                               8,627      25,009       3,691      16,943
   Federated Federated Equity Income                          820       4,394       1,658       5,373
   Federated Fund for U.S. Government Securities            4,984       4,633       2,709       2,460
   Federated Growth Strategies                                112       5,825       2,009       6,819
   Federated High Income Bond                               6,847       9,302       2,881       6,274
   Federated International Equity                             127       2,905       2,139       3,858
   Federated Prime Money                                    5,760       7,185       6,418       6,310
   Federated Utility                                        2,331       5,001         874       4,087
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                          247,113     252,808      80,363      53,521
   Fidelity(R) VIP Growth                                 141,688     162,277      30,277      21,128
   Fidelity(R) VIP High Income                             58,138      58,116      21,375      16,342
   Fidelity(R) VIP Overseas                                14,243      15,632       4,335       4,240
Fidelity Variable Insurance Products Fund II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                    15,172      16,452       1,425       3,404
   Fidelity(R) VIP II Contrafund(R)                       175,617     186,406      24,172      33,597
   Fidelity(R) VIP II Index 500                           121,951     136,223      50,031      65,319
   Fidelity(R) VIP II Investment Grade Bond                 3,174       3,538         215         913
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                      2,565       1,920           -           -

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ING GET Fund:
   ING GET Fund - Series C                              $       -   $       -   $     349   $   4,990
   ING GET Fund - Series D                                 91,906     104,050       1,913      12,420
   ING GET Fund - Series E                                287,090     310,958       3,579      36,784
   ING GET Fund - Series G                                172,316     181,449         978      17,752
   ING GET Fund - Series H                                131,547     142,911       1,466      11,739
   ING GET Fund - Series I                                 89,384      94,102         434       6,729
   ING GET Fund - Series J                                 76,351      81,025         485       6,370
   ING GET Fund - Series K                                 88,905      98,660       1,365       5,816
   ING GET Fund - Series L                                 78,713      85,764      89,118       7,492
   ING GET Fund - Series M                                120,605     132,464     131,389       4,582
   ING GET Fund - Series N                                 97,858     110,571     111,246       9,055
   ING GET Fund - Series P                                 83,551      91,096      85,500       2,681
   ING GET Fund - Series Q                                115,914      62,794       2,594         974
   ING GET Fund - Series R                                 47,063       3,851           -           -
   ING GET Fund - Series S                                 55,817       2,522           -           -
   ING GET Fund - Series T                                 39,328         338           -           -
   ING GET Fund - Series U                                    508           6           -           -
ING VP Balanced                                            79,596      99,335      33,417      23,173
ING VP Bond                                               125,655     111,843      63,481      20,280
ING VP Emerging Markets Fund                                  976       1,178         215         226
ING VP Money Market                                       760,239     784,356     831,495     749,107
ING VP Natural Resources Trust                              1,139       1,513          21         400
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                    13,854      14,909       1,228       3,037
   ING VP Strategic Allocation Growth                      11,735      12,253       1,104       2,506
   ING VP Strategic Allocation Income                      21,591      23,140       5,315       6,467
ING Partners, Inc.:
   ING Alger Aggressive Growth                                190           -           -           -
   ING Alger Growth                                            10           -           -           -
   ING American Century Small Cap Value                       253          82           -           -
   ING Baron Small Cap Growth                                 359         171           -           -
   ING Goldman Sachs Capital Growth                            19           -           -           -
   ING JP Morgan Fleming International                    210,312     212,764     152,032     141,292
   ING JP Morgan Mid Cap Value                                 89           -           -           -
   ING MFS Capital Opportunities                           46,601      55,397      29,866      10,459
   ING MFS Global Growth                                        8           6           -           -
   ING MFS Research                                        50,965      63,509      21,456      12,539
   ING OpCap Balanced Value                                    15           -           -           -
   ING PIMCO Total Return                                   1,359         107           -           -
   ING Salomon Brothers Aggressive Growth                 109,117     123,719     104,463     108,410
   ING Salomon Brothers Capital                                 5           -           -           -
   ING Salomon Brothers Investors Value                        16           -           -           -
   ING T. Rowe Price Growth Equity                         77,576      88,202      21,394      17,750
   ING UBS Tactical Asset Allocation                            -           -           -           -
   ING Van Kampen Comstock                                    331           1           -           -

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ING Variable Funds:
   ING VP Growth and Income                             $ 172,371   $ 261,853   $  83,464   $ 178,158
ING Variable Portfolios, Inc.:
   ING VP Growth                                           69,783      79,492      91,682      94,630
   ING VP Index Plus LargeCap                             190,972     214,104     115,106     106,107
   ING VP Index Plus MidCap                                11,890       7,151       5,587       2,436
   ING VP Index Plus SmallCap                               8,976       6,252       2,924       1,607
   ING VP International Equity                             46,107      46,993      46,170      45,585
   ING VP Small Company                                   116,436     108,833      77,290      62,327
   ING VP Technology                                       23,571      23,226      19,487      14,055
   ING VP Value Opportunity                                26,750      29,060      18,600       7,927
ING Variable Products Trust:
   ING VP Growth Opportunities - Class R                      864         463           -           -
   ING VP Growth Opportunities - Class S                      278         238         187          44
   ING VP International Value                                 523          70           -           -
   ING VP MagnaCap - Class R                                   33           -           -           -
   ING VP MagnaCap - Class S                                  879         689         454          29
   ING VP MidCap Opportunities - Class R                       78           1           -           -
   ING VP MidCap Opportunities - Class S                    4,360       2,084       1,863         997
   ING VP SmallCap Opportunities - Class R                    265         193           -           -
   ING VP SmallCap Opportunities - Class S                  3,798       2,346       2,039         666
Janus Aspen Series:
   Janus Aspen Aggressive Growth                          141,416     169,207      83,655     112,904
   Janus Aspen Balanced                                   225,500     247,280      34,727      20,193
   Janus Aspen Flexible Income                             31,418      28,299      11,219       6,290
   Janus Aspen Growth                                     150,997     186,962      41,962      65,695
   Janus Aspen Worldwide Growth                           323,687     376,352      84,870     128,755
Lord Abbett Funds:
   Lord Abbett Growth and Income                              442           1           -           -
   Lord Abbett MidCap Value                                   805         284           -           -
MFS Funds:
   MFS Global Governments                                   3,217       2,355       1,276       1,083
   MFS Total Return                                       119,828     113,668      38,490       4,276
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                           64,141      69,661      68,878      58,475
   Oppenheimer Global Securities                           20,873      17,437       7,967       4,589
   Oppenheimer Main Street Growth & Income                 70,215      74,433      11,707       6,098
   Oppenheimer Strategic Bond                              38,679      34,794       9,644       3,697
Pioneer Variable Contracts Trust:
   Pioneer Equity Income VCT                                  165           5           -           -
   Pioneer VCT                                                  1           -           -           -
   Pioneer Mid Cap Value VCT                                   82          42           -           -
Prudential Series Fund, Inc.:
   Prudential Jennison                                      2,065       2,060       1,222         507
   SP Jennison International Growth                         2,655       2,449         770         684

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
AIM V.I. Funds:
    AIM V.I. Capital Appreciation                           (366,408)            514,760
    AIM V.I. Core Equity                                    (748,286)            456,934
    AIM V.I. Government Securities                         1,319,594             797,417
    AIM V.I. Growth                                         (842,874)            591,129
    AIM V.I. Premier Equity                               (1,440,923)          6,787,724
Alger American Funds:
    Alger American Balanced                                  (31,808)            (38,822)
    Alger American Income & Growth                           (86,313)           (107,145)
    Alger American Leveraged AllCap                          (61,140)            (92,253)
Alliance Funds:
    Alliance Growth and Income                                63,544           2,703,504
    Alliance Premier Growth                                    2,737             989,444
    Alliance Quasar                                           12,434             106,602
American Century VP Funds:
    American Century VP Balanced                             (21,928)            (29,454)
    American Century VP International                        (53,475)            (44,530)
Brinson Series Funds:
    Brinson Growth & Income                                        -             (92,381)
    Brinson Small Cap                                              -             (15,656)
    Brinson Tactical Allocation                             (180,912)            416,605
Calvert Social Balanced                                        9,032             (17,551)
Federated Insurance Series:
    Federated American Leaders                              (802,047)           (583,244)
    Federated Equity Income                                 (349,138)           (305,498)
    Federated Fund for U.S. Government Securities              5,984              (3,295)
    Federated Growth Strategies                             (353,291)           (260,952)
    Federated High Income Bond                              (311,614)           (411,220)
    Federated International Equity                          (215,775)           (210,789)
    Federated Prime Money                                   (112,344)             (7,126)
    Federated Utility                                       (270,317)           (226,436)
Fidelity(R) Variable Insurance Products Fund:
    Fidelity(R) VIP Equity-Income                           (690,353)          1,774,965
    Fidelity(R) VIP Growth                                (1,160,706)          1,166,480
    Fidelity(R) VIP High Income                             (483,340)             (7,252)
    Fidelity(R) VIP Overseas                                (115,998)           (101,429)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
Fidelity Variable Insurance Products Fund II:
    Fidelity(R) VIP II ASSET MANAGER(SM)                    (103,131)           (162,242)
    Fidelity(R) VIP II Contrafund(R)                        (705,725)           (484,033)
    Fidelity(R) VIP II Index 500                            (835,328)           (711,188)
    Fidelity(R) VIP II Investment Grade Bond                 (29,946)            (61,301)
Franklin Templeton Variable Insurance Products
  Trust:
    Franklin Small Cap Value Securities                       39,416                   -
ING GET Fund:
    ING GET Fund - Series C                                        -            (332,642)
    ING GET Fund - Series D                               (1,502,708)         (1,021,289)
    ING GET Fund - Series E                               (3,020,220)         (3,037,122)
    ING GET Fund - Series G                               (1,275,410)         (1,469,116)
    ING GET Fund - Series H                               (1,368,020)           (867,644)
    ING GET Fund - Series I                                 (633,744)           (510,638)
    ING GET Fund - Series J                                 (606,080)           (487,793)
    ING GET Fund - Series K                               (1,044,318)           (275,902)
    ING GET Fund - Series L                                 (566,108)          8,042,502
    ING GET Fund - Series M                                 (972,717)         12,530,623
    ING GET Fund - Series N                               (1,199,074)         10,180,844
    ING GET Fund - Series P                                 (608,071)          8,287,579
    ING GET Fund - Series Q                                5,298,242             162,043
    ING GET Fund - Series R                                4,312,314                   -
    ING GET Fund - Series S                                5,334,290                   -
    ING GET Fund - Series T                                3,907,841                   -
    ING GET Fund - Series U                                   50,278                   -
ING VP Balanced                                           (1,231,538)            (31,417)
ING VP Bond                                                  413,356           2,657,410
ING VP Emerging Markets                                      (26,185)            (27,794)
ING VP Money Market                                       (2,485,092)          6,113,512
ING VP Natural Resources                                     (31,200)            (26,923)
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced                    (104,759)           (150,126)
    ING VP Strategic Allocation Growth                       (62,890)           (115,234)
    ING VP Strategic Allocation Income                      (143,555)           (137,472)
ING Partners, Inc.:
    ING Alger Aggressive Growth                               24,342                   -
    ING Alger Growth                                           1,297                   -
    ING American Century Small Cap Value                      19,821                   -
    ING Baron Small Cap Growth                                21,310                   -
    ING Goldman Sachs Capital Growth                           2,242                   -

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
ING Partners, Inc. (continued):
    ING JP Morgan Fleming International                       17,057             440,496
    ING JP Morgan Mid Cap Value                                9,450                   -
    ING MFS Capital Opportunities                           (840,713)            662,303
    ING MFS Global Growth                                        168                   -
    ING MFS Research                                      (1,203,069)           (385,928)
    ING OpCap Balanced Value                                   1,825                   -
    ING PIMCO Total Return                                   118,777                   -
    ING Salomon Brothers Aggressive Growth                (1,425,104)           (532,114)
    ING Salomon Brothers Capital                                 655                   -
    ING Salomon Brothers Investors Value                       1,835                   -
    ING T. Rowe Price Growth Equity                         (562,460)           (481,925)
    ING UBS Tactical Asset Allocation                             53                   -
    ING Van Kampen Comstock                                   38,291                   -
ING Variable Funds:
    ING VP Growth and Income                              (4,914,917)         (3,837,503)
ING Variable Portfolios, Inc.:
    ING VP Growth                                           (944,382)           (557,260)
    ING VP Index Plus LargeCap                            (1,975,577)            334,278
    ING VP Index Plus MidCap                                 293,309             179,712
    ING VP Index Plus SmallCap                               238,930              90,802
    ING VP International Equity                             (117,376)             90,389
    ING VP Small Company                                     398,526             999,271
    ING VP Technology                                        (95,211)            951,241
    ING VP Value Opportunity                                (168,461)            477,971
ING Variable Products Trust:
    ING VP Growth Opportunities - Class R                     63,829                   -
    ING VP Growth Opportunities - Class S                      5,464              17,720
    ING VP International Value                                49,414                   -
    ING VP MagnaCap - Class R                                  3,913                   -
    ING VP MagnaCap - Class S                                 22,872              46,176
    ING VP MidCap Opportunities - Class R                     10,923                   -
    ING VP MidCap Opportunities - Class S                    315,913             102,249
    ING VP SmallCap Opportunities - Class R                 (139,170)            150,882
    ING VP SmallCap Opportunities - Class S                  376,449                   -
Janus Aspen Series:
    Janus Aspen Aggressive Growth                         (2,540,697)           (691,812)
    Janus Aspen Balanced                                  (1,543,962)          1,254,108
    Janus Aspen Flexible Income                              123,393             232,337
    Janus Aspen Growth                                    (3,008,365)         (1,173,398)
    Janus Aspen Worldwide Growth                          (3,807,460)           (863,462)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
Lord Abbett Funds:
    Lord Abbett Growth and Income                             53,538                   -
    Lord Abbett MidCap Value                                  54,692                   -
MFS(R) Funds:
    MFS(R) Global Governments                                 71,900              13,722
    MFS(R) Total Return                                      404,893           2,634,447
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth                           (616,159)          1,508,913
    Oppenheimer Global Securities                            197,129              96,835
    Oppenheimer Main Street Growth & Income                 (523,616)            527,060
    Oppenheimer Strategic Bond                               151,517             441,109
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT                                 19,140                   -
    Pioneer VCT                                                  172                   -
    Pioneer Mid Cap Value VCT                                  3,470                   -
Prudential Series Fund, Inc.:
    Prudential Jennison                                      (10,806)             81,476
    SP Jennison International Growth                          29,475               7,897

7.  UNIT SUMMARY

A summary of units outstanding at December 31, 2002 follows:

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Currently payable annuity contracts:                                                               $     430,696
Contracts in accumulation period:
    Non-Qualified V                                            7,141.870       $        6.85              48,922
    Non-Qualified V (0.75)                                   117,784.846                6.98             822,138
    Non-Qualified XII                                            756.497                6.96               5,265
    Non-Qualified XIII                                       501,618.196                7.37           3,696,926
    Non-Qualified XIV                                        657,037.276                7.27           4,776,661
    Non-Qualified XV                                         329,702.890                7.23           2,383,752
    Non-Qualified XVI                                        224,043.766                4.33             970,110
    Non-Qualified XVII                                           580.253                7.07               4,102
    Non-Qualified XVIII                                      158,970.137                4.28             680,392
    Non-Qualified XIX                                        235,584.768                4.30           1,013,015
                                                           -------------                           -------------
                                                           2,233,220.499                           $  14,831,979
                                                           =============                           =============

AIM V.I. CORE EQUITY
Currently payable annuity contracts:                                                               $   3,159,134
Contracts in accumulation period:
    Non-Qualified V                                           41,012.179       $        6.28             257,556
    Non-Qualified V (0.75)                                   100,702.786                6.40             644,498
    Non-Qualified IX                                           2,325.916                6.22              14,467
    Non-Qualified XII                                            866.371                6.39               5,536
    Non-Qualified XIII                                       948,642.123                7.67           7,276,085
    Non-Qualified XIV                                      1,538,823.386                7.57          11,648,893
    Non-Qualified XV                                         507,916.587                7.52           3,819,533
    Non-Qualified XVI                                        233,331.906                5.20           1,213,326
    Non-Qualified XVIII                                      105,523.130                5.14             542,389
    Non-Qualified XIX                                        263,337.768                5.16           1,358,823
                                                           -------------                           -------------
                                                           3,742,482.152                           $  29,940,240
                                                           =============                           =============

AIM V.I. GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified XIII                                       590,033.975       $       12.36       $   7,292,820
    Non-Qualified XIV                                        768,636.365               12.26           9,423,482
    Non-Qualified XV                                         283,516.080               12.21           3,461,731
    Non-Qualified XVI                                        175,024.768               11.77           2,060,042
    Non-Qualified XVIII                                       61,958.666               11.65             721,818
    Non-Qualified XIX                                        259,823.060               11.69           3,037,332
                                                           -------------                           -------------
                                                           2,138,992.914                           $  25,997,225
                                                           =============                           ============

AIM V.I. GROWTH
Currently payable annuity contracts:                                                               $     651,633
Contracts in accumulation period:
    Non-Qualified V                                           17,754.161       $        4.22              74,923
    Non-Qualified V (0.75)                                   108,862.037                4.30             468,107

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
AIM V.I. GROWTH  (CONTINUED)
    Non-Qualified XII                                          1,037.684       $        4.29       $       4,452
    Non-Qualified XIII                                       753,288.092                5.09           3,834,236
    Non-Qualified XIV                                      1,178,462.059                5.02           5,915,880
    Non-Qualified XV                                         372,278.087                4.99           1,857,668
    Non-Qualified XVI                                        164,058.196                3.37             552,876
    Non-Qualified XVIII                                      111,965.966                3.34             373,966
    Non-Qualified XIX                                        361,313.751                3.35           1,210,401
                                                           -------------                           -------------
                                                           3,069,390.342                           $  14,945,690
                                                           =============                           =============

AIM V.I. PREMIER EQUITY
Currently payable annuity contracts:                                                               $   2,348,435
Contracts in accumulation period:
    Non-Qualified V                                           17,054.546       $        5.77              98,405
    Non-Qualified V (0.75)                                    97,537.305                5.88             573,519
    Non-Qualified IX                                              50.112                5.71                 286
    Non-Qualified XII                                          1,139.580                5.86               6,678
    Non-Qualified XIII                                     1,508,348.111                6.91          10,422,685
    Non-Qualified XIV                                      2,427,698.196                6.82          16,556,902
    Non-Qualified XV                                         868,527.131                6.77           5,879,929
    Non-Qualified XVI                                        341,816.310                5.21           1,780,863
    Non-Qualified XVII                                           476.985                6.02               2,871
    Non-Qualified XVIII                                      143,877.432                5.16             742,408
    Non-Qualified XIX                                        562,473.154                5.18           2,913,611
                                                           -------------                           -------------
                                                           5,968,998.862                           $  41,326,592
                                                           =============                           =============

ALGER AMERICAN BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                        120,391.551       $       21.40       $   2,576,379
                                                           -------------                           -------------
                                                             120,391.551                           $   2,576,379
                                                           =============                           =============

ALGER AMERICAN INCOME & GROWTH
Contracts in accumulation period:
    Non-Qualified VII                                        356,258.045       $       17.31       $   6,166,827
                                                           -------------                           -------------
                                                             356,258.045                           $   6,166,827
                                                           =============                           =============

ALGER AMERICAN LEVERAGED ALLCAP
  Contracts in accumulation period:
    Non-Qualified VII                                        327,132.695       $       17.49       $   5,721,551
    Non-Qualified VIII                                           167.794               12.87               2,160
                                                           -------------                           -------------
                                                             327,300.489                           $   5,723,711
                                                           =============                           =============

ALLIANCE GROWTH AND INCOME
  Contracts in accumulation period:
    Non-Qualified XIII                                       826,949.294       $        7.77       $   6,425,396
    Non-Qualified XIV                                        882,219.483                7.71           6,801,912

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ALLIANCE GROWTH AND INCOME (CONTINUED)
    Non-Qualified IX                                             370.309       $        4.18       $       1,548
    Non-Qualified XV                                         356,243.025                7.68           2,735,946
    Non-Qualified XVI                                        380,962.591                7.89           3,005,795
    Non-Qualified XVIII                                       84,109.046                7.81             656,892
    Non-Qualified XIX                                        324,306.091                7.84           2,542,560
                                                           -------------                           -------------
                                                           2,854,789.530                           $  22,168,501
                                                           =============                           =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
   Non-Qualified XIII                                        366,995.250       $        4.29       $   1,574,410
   Non-Qualified XIV                                         306,904.215                4.26           1,307,412
   Non-Qualified XV                                          138,234.900                4.24             586,116
   Non-Qualified XVI                                         201,714.666                4.57             921,836
   Non-Qualified XVIII                                        83,613.201                4.52             377,932
   Non-Qualified XIX                                         235,804.351                4.54           1,070,552
                                                           -------------                           -------------
                                                           1,333,266.583                           $   5,838,258
                                                           =============                           =============

ALLIANCE QUASAR
Contracts in accumulation period:
    Non-Qualified XIII                                        42,353.535       $        5.55       $     235,062
    Non-Qualified XIV                                         30,165.049                5.51             166,209
    Non-Qualified XV                                          10,982.404                5.49              60,293
    Non-Qualified XVI                                         13,238.968                4.97              65,798
    Non-Qualified XVIII                                        5,280.521                4.91              25,927
    Non-Qualified XIX                                         26,431.352                4.93             130,307
                                                           -------------                           -------------
                                                             128,451.829                           $     683,596
                                                           =============                           =============

AMERICAN CENTURY(R) VP BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                         96,051.803       $       15.44       $   1,483,040
                                                           -------------                           -------------
                                                              96,051.803                           $   1,483,040
                                                           =============                           =============

AMERICAN CENTURY(R) VP INTERNATIONAL
Contracts in accumulation period:
    Non-Qualified VII                                        130,913.859       $       11.74       $   1,536,929
    Non-Qualified VIII                                           181.976               10.68               1,944
                                                           -------------                           -------------
                                                             131,095.835                           $   1,538,873
                                                           =============                           =============

BRINSON SERIES TACTICAL ALLOCATION
Contracts in accumulation period:
    Non-Qualified XIII                                       198,037.849       $        6.83       $   1,352,599
    Non-Qualified XIV                                        964,639.557                6.75           6,511,317
    Non-Qualified XV                                          94,577.105                6.71             634,612
    Non-Qualified XVI                                         81,758.493                6.26             511,808
    Non-Qualified XVIII                                       40,585.885                6.19             251,227
    Non-Qualified XIX                                         74,438.589                6.22             463,008
                                                           -------------                           -------------
                                                           1,454,037.478                           $   9,724,571
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
    Non-Qualified V                                            5,689.041       $       17.26       $      98,193
    Non-Qualified V (0.75)                                    15,357.764               17.86             274,290
    Non-Qualified VII                                         79,520.147                9.61             764,189
    Non-Qualified VIII                                        65,982.625                9.68             638,712
                                                           -------------                           -------------
                                                             166,549.577                           $   1,775,384
                                                           =============                           =============

FEDERATED AMERICAN LEADERS
Currently payable annuity contracts:                                                               $      98,634
Contracts in accumulation period:
    Non-Qualified VII                                      2,712,272.577       $       18.56          50,339,779
    Non-Qualified VIII                                         7,506.773               13.39             100,516
                                                           -------------                           -------------
                                                           2,719,779.350                           $  50,538,929
                                                           =============                           =============

FEDERATED EQUITY INCOME
Currently payable annuity contracts:                                                               $      88,391
Contracts in accumulation period:
    Non-Qualified VII                                      1,035,144.898       $        9.83          10,175,474
                                                           -------------                           -------------
                                                           1,035,144.898                           $  10,263,865
                                                           =============                           =============

FEDERATED FUND FOR US GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified VII                                        825,678.064       $       15.35       $  12,674,158
                                                           -------------                           -------------
                                                             825,678.064                           $  12,674,158
                                                           =============                           =============

FEDERATED GROWTH STRATEGIES
Contracts in accumulation period:
    Non-Qualified VII                                        764,148.738       $       13.63       $  10,415,347
                                                           -------------                           -------------
                                                             764,148.738                           $  10,415,347
                                                           =============                           =============

FEDERATED HIGH INCOME BOND
Currently payable annuity contracts:                                                               $      18,044
Contracts in accumulation period:
    Non-Qualified VII                                      1,236,035.841       $       13.48          16,661,763
    Non-Qualified VIII                                           299.808               11.49               3,445
                                                           -------------                           -------------
                                                           1,236,335.649                           $  16,683,252
                                                           =============                           =============

FEDERATED INTERNATIONAL EQUITY
Currently payable annuity contracts:                                                               $      44,915
Contracts in accumulation period:
    Non-Qualified VII                                        550,927.936       $       10.85           5,977,568
    Non-Qualified VIII                                           125.653               10.03               1,260
                                                           -------------                           -------------
                                                             551,053.589                           $   6,023,743
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FEDERATED PRIME MONEY
Contracts in accumulation period:
    Non-Qualified VII                                        582,531.577       $       12.68       $   7,386,500
                                                          --------------                           -------------
                                                             582,531.577                           $   7,386,500
                                                          ==============                           =============

FEDERATED UTILITY
Currently payable annuity contracts:                                                               $      25,722
Contracts in accumulation period:
    Non-Qualified VII                                        652,466.859       $       10.72           6,994,445
    Non-Qualified VIII                                            64.474                8.94                 576
                                                          --------------                           -------------
                                                             652,531.333                           $   7,020,743
                                                          ==============                           =============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
    Non-Qualified V                                          362,704.384       $       15.06       $   5,462,328
    Non-Qualified V (0.75)                                   686,999.409               15.59          10,710,321
    Non-Qualified VII                                      3,974,733.140               17.95          71,346,460
    Non-Qualified VIII                                       820,645.762               12.93          10,610,950
    Non-Qualified IX                                          13,069.093               14.85             194,076
    Non-Qualified X                                           28,494.416               15.06             429,126
    Non-Qualified XII                                          8,583.989                8.90              76,398
    Non-Qualified XIII                                     1,734,825.032                8.68          15,058,281
    Non-Qualified XIV                                      2,273,946.636                8.56          19,464,983
    Non-Qualified XV                                         665,353.799                8.51           5,662,161
    Non-Qualified XVI                                        416,662.296                8.17           3,404,131
    Non-Qualified XVIII                                       51,426.657                8.08             415,527
    Non-Qualified XIX                                        442,137.016                8.11           3,585,731
                                                          --------------                           -------------
                                                          11,479,581.629                           $ 146,420,473
                                                          ==============                           =============

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          424,020.409       $       12.83       $   5,440,182
    Non-Qualified V (0.75)                                   733,179.043               13.28           9,736,618
    Non-Qualified VII                                      2,620,006.788               17.54          45,954,919
    Non-Qualified VIII                                       587,469.554               11.66           6,849,895
    Non-Qualified IX                                           9,053.810               12.65             114,531
    Non-Qualified X                                           16,200.041               12.83             207,847
    Non-Qualified XII                                         12,915.092                8.02             103,579
    Non-Qualified XIII                                     1,714,740.719                6.30          10,802,867
    Non-Qualified XIV                                      1,513,916.283                6.23           9,431,698
    Non-Qualified XV                                         531,767.553                6.20           3,296,959
    Non-Qualified XVI                                        678,024.059                4.78           3,240,955
    Non-Qualified XVII                                           336.432               13.23               4,451
    Non-Qualified XVIII                                      101,766.189                4.73             481,354
    Non-Qualified XIX                                        529,193.848                4.75           2,513,671
                                                          --------------                           -------------
                                                           9,472,589.820                           $  98,179,526
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                               $   1,217,405
Contracts in accumulation period:
    Non-Qualified VII                                      1,611,770.135       $        9.53          15,360,169
    Non-Qualified VIII                                       389,529.941                8.59           3,346,062
    Non-Qualified XIII                                       893,039.712                6.59           5,885,132
    Non-Qualified XIV                                        908,261.072                6.51           5,912,780
    Non-Qualified XV                                         390,975.879                6.46           2,525,704
    Non-Qualified XVI                                        102,212.069                7.51             767,613
    Non-Qualified XVIII                                       55,374.736                7.43             411,434
    Non-Qualified XIX                                        138,088.943                7.46           1,030,144
                                                          --------------                           -------------
                                                           4,489,252.487                           $  36,456,443
                                                          ==============                           =============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
    Non-Qualified V                                           41,583.740       $        9.51       $     395,461
    Non-Qualified V (0.75)                                   183,724.044                9.84           1,807,845
    Non-Qualified VII                                        392,647.462               10.42           4,091,387
    Non-Qualified VIII                                        35,340.601                8.88             313,825
    Non-Qualified IX                                             837.068                9.37               7,843
    Non-Qualified XII                                             60.449                6.85                 414
                                                          --------------                           -------------
                                                             654,193.364                           $   6,616,775
                                                          ==============                           =============

FIDELITY(R) VIP ASSET MANAGER(SM)
Contracts in accumulation period:
    Non-Qualified VII                                        593,741.050       $       15.71       $   9,327,672
    Non-Qualified VIII                                       133,917.999               13.13           1,758,343
                                                          --------------                           -------------
                                                             727,659.049                           $  11,086,015
                                                          ==============                           =============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
    Non-Qualified V                                          368,355.545       $       17.33       $   6,383,602
    Non-Qualified V (0.75)                                   690,400.658               17.93          12,378,884
    Non-Qualified VII                                      3,334,536.314               19.08          63,622,953
    Non-Qualified VIII                                       590,671.796               15.35           9,066,812
    Non-Qualified IX                                          24,256.016               17.08             414,293
    Non-Qualified X                                           18,503.380               17.33             320,664
    Non-Qualified XII                                         19,242.185               10.00             192,422
    Non-Qualified XIII                                     2,018,021.570                9.36          18,888,682
    Non-Qualified XIV                                      2,369,433.895                9.23          21,869,875
    Non-Qualified XV                                         842,282.760                9.17           7,723,733
    Non-Qualified XVI                                        267,452.170                7.29           1,949,726
    Non-Qualified XVII                                         5,100.638               19.81             101,044
    Non-Qualified XVIII                                       79,561.408                7.22             574,433
    Non-Qualified XIX                                        281,388.712                7.24           2,037,254
    Non-Qualified XX                                           2,694.843               17.33              46,702
                                                          --------------                           -------------
                                                          10,911,901.890                           $ 145,571,079
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FIDELITY(R) VIP INDEX 500
Contracts in accumulation period:
    Non-Qualified VII                                      3,363,853.383       $       16.04       $  53,956,208
    Non-Qualified VIII                                       761,472.493               13.44          10,234,190
                                                          --------------                           -------------
                                                           4,125,325.876                           $  64,190,398
                                                          ==============                           =============

FIDELITY(R) VIP INVESTMENT GRADE BOND
Contracts in accumulation period:
    Non-Qualified VII                                        186,316.058       $       15.49       $   2,886,036
    Non-Qualified VIII                                           281.071               15.17               4,264
                                                          --------------                           -------------
                                                             186,597.129                           $   2,890,300
                                                          ==============                           =============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                           19,632.225       $        9.22       $     181,009
    Non-Qualified V (0.75)                                    19,783.954                9.29             183,793
                                                          --------------                           -------------
                                                              39,416.179                           $     364,802
                                                          ==============                           =============

ING GET FUND - SERIES D
Contracts in accumulation period:
    Non-Qualified V                                        1,438,091.944       $       10.15       $  14,596,633
    Non-Qualified V (0.75)                                   903,871.339               10.37           9,373,146
    Non-Qualified VII                                      3,071,344.110               10.08          30,959,149
    Non-Qualified VIII                                     1,556,538.084               10.16          15,814,427
    Non-Qualified IX                                             306.257               10.04               3,075
    Non-Qualified X                                          134,431.816               10.15           1,364,483
    Non-Qualified XIII                                     1,316,941.837               10.28          13,538,162
    Non-Qualified XIV                                      1,414,759.922               10.15          14,359,813
    Non-Qualified XV                                         365,594.021               10.09           3,688,844
                                                          --------------                           -------------
                                                          10,201,879.330                           $ 103,697,732
                                                          ==============                           =============

ING GET FUND - SERIES E
Contracts in accumulation period:
    Non-Qualified V                                        1,401,276.150       $       10.32       $  14,461,170
    Non-Qualified V (0.75)                                   181,392.356               10.51           1,906,434
    Non-Qualified VII                                      2,888,646.116               10.18          29,406,417
    Non-Qualified VIII                                       370,683.850               10.23           3,792,096
    Non-Qualified X                                          106,195.475               10.33           1,096,999
    Non-Qualified XIII                                     8,419,319.065               10.34          87,055,759
    Non-Qualified XIV                                      7,556,647.083               10.23          77,304,500
    Non-Qualified XV                                       6,028,823.299               10.18          61,373,421
                                                          --------------                           -------------
                                                          26,952,983.394                           $ 276,396,796
                                                          ==============                           =============

ING GET FUND - SERIES G
Contracts in accumulation period:
    Non-Qualified V                                          155,561.048       $       10.24       $   1,592,945
    Non-Qualified V (0.75)                                   160,536.151               10.41           1,671,181

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES G (CONTINUED)
    Non-Qualified VII                                      2,096,429.634       $       10.11       $  21,194,904
    Non-Qualified VIII                                       268,123.792               10.16           2,724,138
    Non-Qualified X                                           11,531.076               10.25             118,194
    Non-Qualified XIII                                     4,441,901.240               10.26          45,573,907
    Non-Qualified XIV                                      6,066,389.974               10.16          61,634,522
    Non-Qualified XV                                       2,904,738.963               10.11          29,366,911
                                                          --------------                           -------------
                                                          16,105,211.878                           $ 163,876,702
                                                          ==============                           =============

ING GET FUND - SERIES H
Contracts in accumulation period:
    Non-Qualified V                                           88,397.575       $       10.31       $     911,379
    Non-Qualified V (0.75)                                    49,236.815               10.46             515,017
    Non-Qualified VII                                      1,241,029.239               10.18          12,633,678
    Non-Qualified VIII                                        98,421.437               10.23           1,006,851
    Non-Qualified IX                                             430.483               10.23               4,404
    Non-Qualified X                                              989.734               10.31              10,204
    Non-Qualified XIII                                     4,103,205.698               10.32          42,345,083
    Non-Qualified XIV                                      4,210,476.009               10.23          43,073,170
    Non-Qualified XV                                       2,073,012.107               10.18          21,103,263
                                                          --------------                           -------------
                                                          11,865,199.097                           $ 121,603,049
                                                          ==============                           =============

ING GET FUND - SERIES I
Contracts in accumulation period:
    Non-Qualified VII                                        346,004.672       $       10.10       $   3,494,647
    Non-Qualified VIII                                        27,192.295               10.15             276,002
    Non-Qualified XIII                                     2,619,267.030               10.23          26,795,102
    Non-Qualified XIV                                      3,163,705.087               10.15          32,111,607
    Non-Qualified XV                                       2,118,944.962               10.10          21,401,344
                                                          --------------                           -------------
                                                           8,275,114.046                           $  84,078,702
                                                          ==============                           =============

ING GET FUND - SERIES J
Contracts in accumulation period:
    Non-Qualified VII                                        197,504.225       $       10.05       $   1,984,917
    Non-Qualified VIII                                        36,671.736               10.09             370,018
    Non-Qualified XIII                                     1,932,011.749               10.17          19,648,559
    Non-Qualified XIV                                      3,119,385.286               10.09          31,474,598
    Non-Qualified XV                                       1,827,477.880               10.05          18,366,153
                                                          --------------                           -------------
                                                           7,113,050.876                           $  71,844,245
                                                          ==============                           =============

ING GET FUND - SERIES K
Contracts in accumulation period:
    Non-Qualified VII                                         73,297.874       $       10.13       $     742,507
    Non-Qualified VIII                                         4,919.630               10.17              50,033
    Non-Qualified XIII                                     1,382,151.705               10.24          14,153,233
    Non-Qualified XIV                                      1,605,395.953               10.17          16,326,877
    Non-Qualified XV                                         869,098.605               10.13           8,803,969
    Non-Qualified XVI                                      1,584,792.554               10.09          15,990,557

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES K (CONTINUED)
    Non-Qualified XVIII                                    1,116,196.526       $        9.99       $  11,150,803
    Non-Qualified XIX                                      1,401,405.466               10.02          14,042,083
                                                          --------------                           -------------
                                                           8,037,258.313                           $  81,260,062
                                                          ==============                           =============

ING GET FUND - SERIES L
Contracts in accumulation period:
    Non-Qualified VII                                         92,268.385       $       10.00       $     922,684
    Non-Qualified VIII                                        28,661.448               10.03             287,474
    Non-Qualified XIII                                     1,400,377.299               10.09          14,129,807
    Non-Qualified XIV                                        882,418.325               10.03           8,850,656
    Non-Qualified XV                                         785,079.376               10.00           7,850,794
    Non-Qualified XVI                                      1,879,134.201                9.99          18,772,551
    Non-Qualified XVIII                                    1,020,237.568                9.89          10,090,150
    Non-Qualified XIX                                      1,446,615.975                9.92          14,350,430
                                                          --------------                           -------------
                                                           7,534,792.577                           $  75,254,546
                                                          ==============                           =============

ING GET FUND - SERIES M
Contracts in accumulation period:
    Non-Qualified VII                                        186,412.625       $       10.00       $   1,864,126
    Non-Qualified VIII                                        17,605.832               10.02             176,410
    Non-Qualified XIII                                     1,492,510.501               10.08          15,044,506
    Non-Qualified XIV                                      1,434,017.677               10.02          14,368,857
    Non-Qualified XV                                         705,761.298               10.00           7,057,613
    Non-Qualified XVI                                      3,827,410.385                9.99          38,235,830
    Non-Qualified XVIII                                    1,775,880.501                9.91          17,598,976
    Non-Qualified XIX                                      2,118,307.184                9.93          21,034,790
                                                          --------------                           -------------
                                                          11,557,906.003                           $ 115,381,108
                                                          ==============                           =============

ING GET FUND - SERIES N
Contracts in accumulation period:
    Non-Qualified VII                                        459,369.278       $       10.05       $   4,616,661
    Non-Qualified VIII                                         2,237.858               10.07              22,535
    Non-Qualified XIII                                     1,205,119.919               10.12          12,195,814
    Non-Qualified XIV                                        848,334.273               10.07           8,542,726
    Non-Qualified XV                                         533,675.137               10.05           5,363,435
    Non-Qualified XVI                                      3,034,794.505               10.04          30,469,337
    Non-Qualified XVIII                                    1,030,556.991                9.97          10,274,653
    Non-Qualified XIX                                      1,867,681.749                9.99          18,658,141
                                                          --------------                           -------------
                                                           8,981,769.710                           $  90,143,302
                                                          ==============                           =============

ING GET FUND - SERIES P
Contracts in accumulation period:
    Non-Qualified VII                                        515,693.266       $        9.95       $   5,131,148
    Non-Qualified VIII                                        54,056.942                9.97             538,948
    Non-Qualified XIII                                       988,745.270               10.01           9,897,340
    Non-Qualified XIV                                        597,369.796                9.97           5,955,777
    Non-Qualified XV                                         401,832.774                9.95           3,998,236

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES P (CONTINUED)
    Non-Qualified XVI                                      2,173,193.416       $        9.95       $  21,623,274
    Non-Qualified XVIII                                    1,588,963.354                9.89          15,714,848
    Non-Qualified XIX                                      1,359,653.242                9.91          13,474,164
                                                          --------------                           -------------
                                                           7,679,508.060                           $  76,333,735
                                                          ==============                           =============

ING GET FUND - SERIES Q
Contracts in accumulation period:
    Non-Qualified VII                                        255,562.411       $       10.05       $   2,568,402
    Non-Qualified VIII                                        28,688.221               10.07             288,890
    Non-Qualified XIII                                       831,795.799               10.10           8,401,138
    Non-Qualified XIV                                        528,587.177               10.07           5,322,873
    Non-Qualified XV                                         197,153.922               10.05           1,981,397
    Non-Qualified XVI                                      1,577,133.032               10.04          15,834,416
    Non-Qualified XVIII                                      560,993.401               10.00           5,609,934
    Non-Qualified XIX                                      1,480,370.543               10.01          14,818,509
                                                          --------------                           -------------
                                                           5,460,284.506                           $  54,825,559
                                                          ==============                           =============

ING GET FUND - SERIES R
Contracts in accumulation period:
    Non-Qualified VII                                        116,201.136       $       10.10       $   1,173,631
    Non-Qualified VIII                                        31,906.082               10.12             322,890
    Non-Qualified XIII                                       874,285.963               10.14           8,865,260
    Non-Qualified XIV                                        365,660.994               10.12           3,700,489
    Non-Qualified XV                                         101,169.656               10.10           1,021,814
    Non-Qualified XVI                                      1,142,979.457               10.10          11,544,093
    Non-Qualified XVIII                                      364,760.117               10.06           3,669,487
    Non-Qualified XIX                                      1,315,350.494               10.08          13,258,733
                                                          --------------                           -------------
                                                           4,312,313.899                           $  43,556,397
                                                          ==============                           =============

ING GET FUND - SERIES S
Contracts in accumulation period:
    Non-Qualified V                                           25,318.365       $       10.06       $     254,703
    Non-Qualified V (0.75)                                   363,762.474               10.08           3,666,726
    Non-Qualified VII                                        443,770.184               10.04           4,455,453
    Non-Qualified VIII                                       146,702.345               10.05           1,474,359
    Non-Qualified XII                                          1,863.085               10.08              18,780
    Non-Qualified XIII                                       666,365.791               10.07           6,710,304
    Non-Qualified XIV                                        430,412.940               10.05           4,325,650
    Non-Qualified XV                                         181,463.051               10.04           1,821,889
    Non-Qualified XVI                                      1,153,141.624               10.04          11,577,542
    Non-Qualified XVIII                                      533,195.480               10.01           5,337,287
    Non-Qualified XIX                                      1,388,294.852               10.02          13,910,714
                                                          --------------                           -------------
                                                           5,334,290.191                           $  53,553,407
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING GET FUND - SERIES T
Contracts in accumulation period:
    Non-Qualified VII                                        269,746.236       $       10.08       $   2,719,042
    Non-Qualified VIII                                        34,715.641               10.08             349,934
    Non-Qualified XIII                                       526,476.619               10.09           5,312,149
    Non-Qualified XIV                                        378,188.886               10.08           3,812,144
    Non-Qualified XV                                         121,313.226               10.08           1,222,837
    Non-Qualified XVI                                      1,082,294.692               10.08          10,909,530
    Non-Qualified XVIII                                      285,984.756               10.06           2,877,007
    Non-Qualified XIX                                      1,209,121.268               10.07          12,175,851
                                                           -------------                           -------------
                                                           3,907,841.324                           $  39,378,494
                                                           =============                           =============

ING GET FUND - SERIES U
Contracts in accumulation period:
    Non-Qualified VII                                          6,141.747       $       10.00       $      61,417
    Non-Qualified XIII                                         9,296.975               10.00              92,970
    Non-Qualified XIV                                         13,986.861               10.00             139,869
    Non-Qualified XIX                                         20,852.140                9.99             208,313
                                                           -------------                           -------------
                                                              50,277.723                           $     502,569
                                                           =============                           =============

ING VP BALANCED
Currently payable annuity contracts:                                                               $  35,523,696
Contracts in accumulation period:
    Non-Qualified V                                        1,483,863.331       $       20.25          30,048,232
    Non-Qualified V (0.75)                                   986,778.536               20.95          20,673,010
    Non-Qualified VI                                          20,703.131               17.07             353,402
    Non-Qualified VII                                      1,497,149.388               19.73          29,538,757
    Non-Qualified VIII                                       342,040.301               14.04           4,802,246
    Non-Qualified IX                                          14,551.892               19.96             290,456
    Non-Qualified X                                          226,170.671               20.53           4,643,284
    Non-Qualified XI                                           2,742.037               17.31              47,465
    Non-Qualified XII                                          4,113.357                9.93              40,846
    Non-Qualified XIII                                       993,956.078                9.66           9,601,616
    Non-Qualified XIV                                        701,902.194                9.53           6,689,128
    Non-Qualified XV                                         324,405.934                9.46           3,068,880
    Non-Qualified XVI                                        241,434.783                7.95           1,919,407
    Non-Qualified XVII                                            32.139               26.80                 861
    Non-Qualified XVIII                                       77,191.932                7.87             607,501
    Non-Qualified XIX                                        128,993.349                7.90           1,019,047
                                                           -------------                           -------------
                                                           7,046,029.053                           $ 148,867,834
                                                           =============                           =============

ING VP BOND
Currently payable annuity contracts:                                                               $  14,449,620
Contracts in accumulation period:
    Non-Qualified V                                          807,470.040       $       17.40          14,049,979
    Non-Qualified V (0.75)                                 1,401,270.288               18.01          25,236,878
    Non-Qualified VI                                          53,398.857               15.94             851,178
    Non-Qualified VII                                      2,475,953.642               16.96          41,992,174

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING VP BOND (CONTINUED)
    Non-Qualified VIII                                       624,874.822       $       14.52       $   9,073,182
    Non-Qualified IX                                          13,059.853               17.16             224,107
    Non-Qualified X                                          332,174.406               17.55           5,829,661
    Non-Qualified XI                                           1,199.932               16.08              19,295
    Non-Qualified XII                                          2,108.816               12.89              27,183
    Non-Qualified XIII                                     1,452,812.389               12.73          18,494,302
    Non-Qualified XIV                                      1,436,808.048               12.56          18,046,309
    Non-Qualified XV                                         534,744.241               12.48           6,673,608
    Non-Qualified XVI                                        473,229.681               11.98           5,669,292
    Non-Qualified XVIII                                       72,408.196               11.86             858,761
    Non-Qualified XIX                                        257,779.393               11.90           3,067,575
                                                          --------------                           -------------
                                                           9,939,292.604                           $ 164,563,104
                                                          ==============                           =============

ING VP MONEY MARKET
Currently payable annuity contracts:                                                               $   9,973,094
Contracts in accumulation period:
    Non-Qualified V                                        1,044,246.011       $       13.95          14,567,232
    Non-Qualified V (0.75)                                 2,039,090.716               14.44          29,444,470
    Non-Qualified VI                                          24,147.002               13.66             329,848
    Non-Qualified VII                                      6,600,977.927               13.75          90,763,446
    Non-Qualified VIII                                     1,031,857.646               12.51          12,908,539
    Non-Qualified IX                                           8,794.115               13.76             121,007
    Non-Qualified X                                          340,943.431               13.95           4,756,161
    Non-Qualified XII                                         16,459.213               11.70             192,573
    Non-Qualified XIII                                     3,154,101.390               11.59          36,556,035
    Non-Qualified XIV                                      2,724,200.692               11.44          31,164,856
    Non-Qualified XV                                       1,186,507.736               11.36          13,478,728
    Non-Qualified XVI                                        727,898.933               10.40           7,570,149
    Non-Qualified XVIII                                      207,159.936               10.30           2,133,747
    Non-Qualified XIX                                        832,127.163               10.33           8,595,874
                                                          --------------                           -------------
                                                          19,938,511.911                           $ 262,555,759
                                                          ==============                           =============

ING VP NATURAL RESOURCES
Contracts in accumulation period:
    Non-Qualified V                                           38,147.559       $       11.66       $     444,801
    Non-Qualified V (0.75)                                    20,936.663               12.07             252,706
    Non-Qualified VII                                         74,794.455               11.48             858,640
    Non-Qualified IX                                              32.032               11.50                 368
    Non-Qualified X                                              882.195               11.66              10,286
                                                          --------------                           -------------
                                                             134,792.904                           $   1,566,801
                                                          ==============                           =============

ING VP STRATEGIC ALLOCATION BALANCED
Currently payable annuity contracts:                                                               $   1,493,877
Contracts in accumulation period:
    Non-Qualified V                                           89,223.696       $       13.37           1,192,921
    Non-Qualified V (0.75)                                   145,424.762               13.84           2,012,679
    Non-Qualified VII                                        589,474.191               13.21           7,786,954

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
    Non-Qualified VIII                                       139,965.786       $       12.03       $   1,683,788
    Non-Qualified X                                            9,897.430               13.63             134,902
    Non-Qualified XVII                                         2,852.790               13.63              38,884
                                                           -------------                           -------------
                                                             976,838.655                           $  14,344,005
                                                           =============                           =============

ING VP STRATEGIC ALLOCATION GROWTH
Currently payable annuity contracts:                                                               $     493,542
Contracts in accumulation period:
    Non-Qualified V                                           72,637.199       $       13.07             949,368
    Non-Qualified V (0.75)                                   151,275.388               13.52           2,045,243
    Non-Qualified VII                                        493,886.930               12.91           6,376,080
    Non-Qualified VIII                                        97,671.315               11.55           1,128,104
    Non-Qualified IX                                             670.338               12.88               8,634
    Non-Qualified X                                           19,199.436               13.33             255,928
                                                           -------------                           -------------
                                                             835,340.606                           $  11,256,899
                                                           =============                           =============

ING VP STRATEGIC ALLOCATION INCOME
Currently payable annuity contracts:                                                               $   3,142,767
Contracts in accumulation period:
    Non-Qualified V                                           88,782.076       $       14.02           1,244,725
    Non-Qualified V (0.75)                                    43,244.558               14.51             627,479
    Non-Qualified VII                                        798,445.513               13.86          11,066,455
    Non-Qualified VIII                                       283,367.875               12.99           3,680,949
    Non-Qualified X                                           22,791.065               14.30             325,912
                                                           -------------                           -------------
                                                           1,236,631.087                           $  20,088,287
                                                           =============                           =============

ING ALGER AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                               69.605       $        7.31       $         509
    Non-Qualified V (0.75)                                    24,272.518                7.34             178,160
                                                           -------------                           -------------
                                                              24,342.123                           $     178,669
                                                           =============                           =============

ING ALGER GROWTH
Contracts in accumulation period:
    Non-Qualified V                                              169.817       $        7.24       $       1,229
    Non-Qualified V (0.75)                                     1,127.269                7.26               8,184
                                                           -------------                           -------------
                                                               1,297.086                           $       9,413
                                                           =============                           =============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                            6,554.415       $        9.30       $      60,956
    Non-Qualified V (0.75)                                     9,661.639                8.11              78,356
    Non-Qualified XX                                           3,605.133                9.30              33,528
                                                           -------------                           -------------
                                                              19,821.187                           $     172,840
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING BARON SMALL CAP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                            6,056.996       $        9.68       $      58,632
    Non-Qualified V (0.75)                                    13,543.464                8.72             118,099
    Non-Qualified XX                                           1,709.418                9.68              16,547
                                                           -------------                           -------------
                                                              21,309.878                           $     193,278
                                                           =============                           =============

ING GOLDMAN SACHS(R) CAPITAL GROWTH
Contracts in accumulation period:
    Non-Qualified V (0.75)                                     1,589.626       $        8.07       $      12,828
    Non-Qualified XII                                            652.397                8.07               5,265
                                                           -------------                           -------------
                                                               2,242.023                           $      18,093
                                                           =============                           =============

ING JPMORGAN FLEMING INTERNATIONAL
Currently payable annuity contracts:                                                               $     725,145
Contracts in accumulation period:
    Non-Qualified V                                          216,774.890       $       15.27           3,310,153
    Non-Qualified V (0.75)                                   200,628.910               15.80           3,169,937
    Non-Qualified VII                                        191,333.958                8.39           1,605,292
    Non-Qualified VIII                                        68,657.317                8.45             580,154
    Non-Qualified IX                                           3,903.746               15.05              58,751
    Non-Qualified X                                            1,614.188               15.27              24,649
    Non-Qualified XIII                                       868,695.784                6.79           5,898,444
    Non-Qualified XIV                                        567,196.378                6.70           3,800,216
    Non-Qualified XV                                         399,227.648                6.65           2,654,864
    Non-Qualified XVI                                        289,603.614                5.68           1,644,949
    Non-Qualified XVIII                                       10,991.066                5.62              61,770
    Non-Qualified XIX                                         90,376.964                5.64             509,726
                                                           -------------                           -------------
                                                           2,909,004.463                           $  24,044,050
                                                           =============                           =============

ING JPMORGAN MID CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                              525.287       $        9.17       $       4,817
    Non-Qualified V (0.75)                                     8,924.783                9.20              82,108
                                                           -------------                           -------------
                                                               9,450.070                           $      86,925
                                                           =============                           =============
ING MFS CAPITAL OPPORTUNITIES
Currently payable annuity contracts:                                                               $   2,524,031
Contracts in accumulation period:
    Non-Qualified V                                          249,445.381       $       18.73           4,672,112
    Non-Qualified V (0.75)                                   180,680.003               19.38           3,501,578
    Non-Qualified VII                                        846,006.622                8.84           7,478,699
    Non-Qualified VIII                                       243,400.894                8.91           2,168,702
    Non-Qualified IX                                           3,746.424               18.46              69,159
    Non-Qualified X                                            9,460.209               18.73             177,190
    Non-Qualified XII                                            268.795                7.61               2,046
    Non-Qualified XIII                                       760,838.627                7.23           5,500,863
    Non-Qualified XIV                                        775,399.104                7.14           5,536,350

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
    Non-Qualified XV                                         201,250.408       $        7.09       $   1,426,865
    Non-Qualified XVI                                        288,029.971                4.49           1,293,255
    Non-Qualified XVII                                           373.914               20.94               7,830
    Non-Qualified XVIII                                      114,024.815                4.44             506,270
    Non-Qualified XIX                                        196,376.005                4.46             875,837
                                                           -------------                           -------------
                                                           3,869,301.172                           $  35,740,787
                                                           =============                           =============

ING MFS GLOBAL GROWTH
Contracts in accumulation period:
    Non-Qualified V                                              114.677       $        8.32       $         954
    Non-Qualified V (0.75)                                        53.670                8.35                 448
                                                           -------------                           -------------
                                                                 168.347                           $       1,402
                                                           =============                           =============

ING MFS RESEARCH
Contracts in accumulation period:
    Non-Qualified V                                          300,020.696       $       10.37       $   3,111,215
    Non-Qualified V (0.75)                                   226,503.440               10.73           2,430,382
    Non-Qualified VI                                          15,681.895                8.78             137,687
    Non-Qualified VII                                      2,125,862.279               10.20          21,683,795
    Non-Qualified VIII                                       356,088.081                7.05           2,510,421
    Non-Qualified IX                                          11,475.529               10.22             117,280
    Non-Qualified X                                          121,245.136               10.37           1,257,312
    Non-Qualified XI                                           1,302.911                8.78              11,440
    Non-Qualified XIII                                       358,336.776                6.85           2,454,607
    Non-Qualified XIV                                        619,493.614                6.76           4,187,777
    Non-Qualified XV                                         179,084.071                6.72           1,203,445
    Non-Qualified XVI                                        151,905.555                5.04             765,604
    Non-Qualified XVIII                                       38,140.149                4.98             189,938
    Non-Qualified XIX                                        121,587.728                5.00             607,939
                                                           -------------                           -------------
                                                           4,626,727.860                           $  40,668,842
                                                           =============                           =============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
    Non-Qualified V                                            1,003.030       $        8.34       $       8,365
    Non-Qualified XII                                            821.815                8.37               6,879
                                                           -------------                           -------------
                                                               1,824.845                           $      15,244
                                                           =============                           =============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified V                                           25,282.897       $       10.72       $     271,033
    Non-Qualified V (0.75)                                    69,178.707               10.75             743,671
    Non-Qualified IX                                          17,742.566               10.70             189,845
    Non-Qualified XII                                            676.412               10.75               7,271
    Non-Qualified XX                                           5,896.283               10.72              63,208
                                                           -------------                           -------------
                                                             118,776.865                           $   1,275,028
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                               $     992,675
Contracts in accumulation period:
    Non-Qualified V                                          353,914.829       $        9.64           3,411,739
    Non-Qualified V (0.75)                                   337,984.906                9.97           3,369,710
    Non-Qualified VII                                      2,842,989.175                9.24          26,269,220
    Non-Qualified VIII                                       393,580.696                6.31           2,483,494
    Non-Qualified IX                                           6,741.530                9.50              64,045
    Non-Qualified X                                            9,980.736                9.64              96,214
    Non-Qualified XII                                          2,174.834                5.45              11,853
    Non-Qualified XIII                                       688,421.610                5.19           3,572,908
    Non-Qualified XIV                                        836,352.565                5.12           4,282,125
    Non-Qualified XV                                         250,907.607                5.09           1,277,120
    Non-Qualified XVI                                        108,235.112                3.58             387,482
    Non-Qualified XVII                                           380.139                9.70               3,687
    Non-Qualified XVIII                                       58,907.037                3.54             208,531
    Non-Qualified XIX                                        162,542.564                3.55             577,026
                                                           -------------                           -------------
                                                           6,053,113.340                           $  47,007,829
                                                           =============                           =============

ING SALOMON BROTHERS CAPITAL
Contracts in accumulation period:
    Non-Qualified V (0.75)                                       654.575       $        7.69       $       5,034
                                                           -------------                           -------------
                                                                 654.575                           $       5,034
                                                           =============                           =============

ING SALOMON BROTHERS INVESTORS VALUE
Contracts in accumulation period:
    Non-Qualified V                                            1,834.938       $        7.82       $      14,349
                                                           -------------                           -------------
                                                               1,834.938                           $      14,349
                                                           =============                           =============

ING T. ROWE PRICE GROWTH EQUITY
Currently payable annuity contracts:                                                               $   2,345,236
Contracts in accumulation period:
    Non-Qualified V                                          192,649.640       $       14.54           2,801,126
    Non-Qualified V (0.75)                                   242,809.642               15.04           3,651,857
    Non-Qualified VII                                      2,520,654.151               18.37          46,304,417
    Non-Qualified VIII                                       234,754.639               13.36           3,136,322
    Non-Qualified IX                                           5,444.907               14.33              78,026
    Non-Qualified X                                            6,422.007               14.54              93,376
    Non-Qualified XII                                          1,681.613                8.90              14,966
    Non-Qualified XVII                                         1,011.823               17.06              17,262
                                                           -------------                           -------------
                                                           3,205,428.422                           $  58,442,588
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
    Non-Qualified V                                               53.433       $        8.01       $         428
                                                          --------------                           -------------
                                                                  53.433                           $         428
                                                          ==============                           =============

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
    Non-Qualified V                                           12,024.347       $        8.31       $      99,922
    Non-Qualified V (0.75)                                    26,015.863                8.34             216,972
    Non-Qualified XII                                            250.818                8.33               2,089
                                                          --------------                           -------------
                                                              38,291.028                           $     318,983
                                                          ==============                           =============

ING VP GROWTH AND INCOME
Currently payable annuity contracts:                                                               $  86,525,598
Contracts in accumulation period:
    Non-Qualified 1964                                           958.685       $      162.71             155,988
    Non-Qualified V                                        4,278,161.961               15.16          64,856,935
    Non-Qualified V (0.75)                                 7,378,211.382               15.69         115,764,137
    Non-Qualified VI                                       1,177,819.575               14.23          16,760,373
    Non-Qualified VII                                      4,488,575.286               15.02          67,418,401
    Non-Qualified VIII                                       892,956.523               10.10           9,018,861
    Non-Qualified IX                                          64,044.542               14.94             956,825
    Non-Qualified X                                        1,943,270.653               15.37          29,868,070
    Non-Qualified XI                                          30,716.608               14.43             443,241
    Non-Qualified XII                                         36,379.347                6.32             229,917
    Non-Qualified XIII                                     1,413,021.263                6.09           8,605,299
    Non-Qualified XIV                                      1,439,278.744                6.01           8,650,065
    Non-Qualified XV                                         490,461.079                5.97           2,928,053
    Non-Qualified XVI                                        217,038.958                5.33           1,156,818
    Non-Qualified XVII                                           205.889              152.21              31,338
    Non-Qualified XVIII                                       77,342.947                5.28             408,371
    Non-Qualified XIX                                        141,086.356                5.30             747,758
    Non-Qualified XX                                          94,985.088               15.16           1,439,974
                                                          --------------                           -------------
                                                          24,164,514.886                           $ 415,966,022
                                                          ==============                           =============

ING VP GROWTH
Currently payable annuity contracts:                                                               $   2,631,186
Contracts in accumulation period:
    Non-Qualified V                                           84,932.756       $       10.49             890,945
    Non-Qualified V (0.75)                                   558,745.766               10.80           6,034,454
    Non-Qualified VII                                        573,852.673               10.40           5,968,068
    Non-Qualified VIII                                       234,214.218               10.49           2,456,907
    Non-Qualified IX                                           1,843.949               10.34              19,066
    Non-Qualified XII                                          2,598.937                6.72              17,465
    Non-Qualified XIII                                       744,202.893                6.22           4,628,942
    Non-Qualified XIV                                        640,933.606                6.13           3,928,923

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING VP GROWTH (CONTINUED)
    Non-Qualified XV                                         122,600.479       $        6.09       $     746,637
    Non-Qualified XVI                                        121,103.308                4.04             489,257
    Non-Qualified XVIII                                       12,355.061                4.00              49,420
    Non-Qualified XIX                                        105,967.306                4.01             424,929
                                                          --------------                           -------------
                                                           3,203,350.952                           $  28,286,199
                                                          ==============                           =============

ING VP INDEX PLUS LARGECAP
Currently payable annuity contracts:                                                               $  31,910,797
Contracts in accumulation period:
    Non-Qualified V                                          288,486.014       $       13.63           3,932,064
    Non-Qualified V (0.75)                                   999,688.403               14.07          14,065,616
    Non-Qualified VII                                      1,883,337.515               13.49          25,406,223
    Non-Qualified VIII                                       635,456.372               13.39           8,508,761
    Non-Qualified IX                                          20,458.132               13.44             274,957
    Non-Qualified XII                                         15,082.003                8.20             123,672
    Non-Qualified XIII                                     3,628,670.916                7.87          28,557,640
    Non-Qualified XIV                                      3,014,920.796                7.77          23,425,935
    Non-Qualified XV                                       1,263,502.914                7.71           9,741,607
    Non-Qualified XVI                                        675,425.261                5.93           4,005,272
    Non-Qualified XVII                                            53.946               13.87                 748
    Non-Qualified XVIII                                      220,224.676                5.86           1,290,517
    Non-Qualified XIX                                        539,612.055                5.88           3,172,919
                                                          --------------                           -------------
                                                          13,184,919.003                           $ 154,416,728
                                                          ==============                           =============
ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
    Non-Qualified V                                          138,190.533       $       12.48       $   1,724,618
    Non-Qualified V (0.75)                                   757,291.244               12.78           9,678,182
    Non-Qualified IX                                          10,079.041               12.33             124,275
    Non-Qualified XII                                         18,708.753               13.31             249,014
    Non-Qualified XVII                                           253.199               13.22               3,347
                                                          --------------                           -------------
                                                             924,522.770                           $  11,779,436
                                                          ==============                           =============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
    Non-Qualified V                                          128,310.022       $        9.07       $   1,163,772
    Non-Qualified V (0.75)                                   328,141.058                9.28           3,045,149
    Non-Qualified IX                                           6,481.411                8.96              58,073
    Non-Qualified XII                                            753.745                9.99               7,530
                                                          --------------                           -------------
                                                             463,686.236                           $   4,274,524
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO - CLASS R
Currently payable annuity contracts:                                                               $     376,495
Contracts in accumulation period:
    Non-Qualified V                                            6,875.696       $        6.25              42,973
    Non-Qualified V (0.75)                                    59,835.340                6.40             382,946
    Non-Qualified VII                                         98,804.174                6.20             612,586
    Non-Qualified VIII                                        34,502.077                6.25             215,638
    Non-Qualified XIII                                       273,415.239                5.93           1,621,352
    Non-Qualified XIV                                        174,150.116                5.85           1,018,778
    Non-Qualified XV                                          61,382.639                5.81             356,633
    Non-Qualified XVI                                         71,157.557                4.74             337,287
    Non-Qualified XVIII                                        5,585.598                4.69              26,196
    Non-Qualified XIX                                         50,411.975                4.70             236,936
                                                           -------------                           -------------
                                                             836,120.411                           $   5,227,820
                                                           =============                           =============

ING VP SMALL COMPANY
Currently payable annuity contracts:                                                               $   3,881,973
Contracts in accumulation period:
    Non-Qualified V                                           49,493.214       $       14.46             715,672
    Non-Qualified V (0.75)                                   362,103.959               14.88           5,388,107
    Non-Qualified VII                                      1,032,724.107               14.33          14,798,936
    Non-Qualified VIII                                       286,772.659               14.45           4,143,865
    Non-Qualified IX                                           1,379.067               14.25              19,652
    Non-Qualified XII                                         35,405.059               10.27             363,610
    Non-Qualified XIII                                     1,077,682.721               10.04          10,819,935
    Non-Qualified XIV                                        617,860.717                9.91           6,123,000
    Non-Qualified XV                                         200,547.557                9.84           1,973,388
    Non-Qualified XVI                                        339,071.983                7.16           2,427,755
    Non-Qualified XVII                                         2,960.186               10.78              31,911
    Non-Qualified XVIII                                       36,061.563                7.09             255,676
    Non-Qualified XIX                                        170,804.473                7.11           1,214,420
                                                           -------------                           -------------
                                                           4,212,867.265                           $  52,157,900
                                                           =============                           =============

ING VP TECHNOLOGY
Contracts in accumulation period:
    Non-Qualified V                                          240,058.230       $        2.57       $     616,950
    Non-Qualified V (0.75)                                   470,065.068                2.61           1,226,870
    Non-Qualified VII                                        476,267.450                2.56           1,219,245
    Non-Qualified VIII                                        61,729.892                2.57             158,646
    Non-Qualified IX                                          17,615.456                2.55              44,919
    Non-Qualified X                                            1,784.761                2.59               4,623
    Non-Qualified XII                                          3,512.025                2.60               9,131
    Non-Qualified XIII                                       588,646.420                2.59           1,524,594
    Non-Qualified XIV                                        381,817.732                2.57             981,272
    Non-Qualified XV                                          55,830.093                2.56             142,925
    Non-Qualified XVI                                        125,466.581                2.67             334,996
    Non-Qualified XVIII                                       22,239.898                2.65              58,936
    Non-Qualified XIX                                         90,584.798                2.66             240,956
                                                           -------------                           -------------
                                                           2,535,618.404                           $   6,564,063
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
    Non-Qualified V                                           66,506.128       $       13.44       $     893,842
    Non-Qualified V (0.75)                                   246,272.709               13.84           3,408,414
    Non-Qualified VII                                        760,213.853               13.32          10,126,049
    Non-Qualified VIII                                       171,772.473               13.44           2,308,622
    Non-Qualified IX                                           1,697.542               13.25              22,492
    Non-Qualified XII                                         25,733.010                9.36             240,861
    Non-Qualified XVII                                            68.291               10.32                 705
                                                           -------------                           -------------
                                                           1,272,264.006                           $  17,000,985
                                                           =============                           =============

ING VP EMERGING MARKETS
Contracts in accumulation period:
    Non-Qualified VII                                        102,697.805       $        6.32       $     649,050
                                                           -------------                           -------------
                                                             102,697.805                           $     649,050
                                                           =============                           =============

ING VP GROWTH OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                           63,828.994       $        6.02       $     384,251
                                                           -------------                           -------------
                                                              63,828.994                           $     384,251
                                                           =============                           =============

ING VP GROWTH OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                        10,587.862       $        5.43       $      57,492
    Non-Qualified XIV                                          2,346.431                5.40              12,671
    Non-Qualified XV                                           1,383.401                5.38               7,443
    Non-Qualified XVI                                          6,241.577                5.38              33,580
    Non-Qualified XVIII                                        1,028.483                5.34               5,492
    Non-Qualified XIX                                          1,596.215                5.35               8,540
                                                           -------------                           -------------
                                                              23,183.969                           $     125,218
                                                           =============                           =============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
    Non-Qualified V                                            5,855.824       $        8.83       $      51,707
    Non-Qualified V (0.75)                                    34,787.430                8.03             279,343
    Non-Qualified IX                                           4,254.293                7.95              33,822
    Non-Qualified XII                                            963.184                8.03               7,734
    Non-Qualified XX                                           3,553.474                8.83              31,377
                                                           -------------                           -------------
                                                              49,414.205                           $     403,983
                                                           =============                           =============

ING VP MAGNACAP - CLASS R
Contracts in accumulation period:
    Non-Qualified V (0.75)                                     3,912.983       $        6.85       $      26,804
                                                           -------------                           -------------
                                                               3,912.983                           $      26,804
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                            ----------------------------------------------------
ING VP MAGNACAP - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                        35,550.671       $        7.12       $     253,121
    Non-Qualified XIV                                         18,913.322                7.08             133,906
    Non-Qualified XV                                           1,231.619                7.07               8,708
    Non-Qualified XVI                                          7,235.436                7.06              51,082
    Non-Qualified XVIII                                        3,338.428                7.01              23,402
    Non-Qualified XIX                                          2,778.145                7.02              19,503
                                                             -----------                           -------------
                                                              69,047.621                           $     489,722
                                                             ===========                           =============

ING VP MIDCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                               31.666       $        6.92       $         219
    Non-Qualified V (0.75)                                    10,442.470                6.97              72,784
    Non-Qualified IX                                             449.133                6.89               3,095
                                                             -----------                           -------------
                                                              10,923.269                           $      76,098
                                                             ===========                           =============

ING VP MIDCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                       120,170.564       $        6.21       $     746,259
    Non-Qualified XIV                                        138,997.470                6.18             859,004
    Non-Qualified XV                                          26,454.022                6.17             163,221
    Non-Qualified XVI                                         78,501.188                6.16             483,567
    Non-Qualified XVIII                                        7,014.780                6.11              42,860
    Non-Qualified XIX                                         47,024.353                6.13             288,259
                                                             -----------                           -------------
                                                             418,162.377                           $   2,583,170
                                                             ===========                           =============
ING VP SMALLCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                            8,679.356       $        4.98       $      43,223
    Non-Qualified V (0.75)                                     3,032.308                5.02              15,222
                                                             -----------                           -------------
                                                              11,711.664                           $      58,445
                                                             ===========                           =============

ING VP SMALLCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                       117,668.602       $        4.73       $     556,572
    Non-Qualified XIV                                        101,824.267                4.71             479,592
    Non-Qualified XV                                          56,605.761                4.70             266,047
    Non-Qualified XVI                                         49,256.630                4.69             231,014
    Non-Qualified XVIII                                       11,288.326                4.66              52,604
    Non-Qualified XIX                                         39,805.483                4.67             185,892
                                                             -----------                           -------------
                                                             376,449.069                           $   1,771,721
                                                             ===========                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
JANUS ASPEN AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          566,617.723       $       13.03       $   7,383,029
    Non-Qualified V (0.75)                                   858,374.479               13.49          11,579,472
    Non-Qualified VII                                      1,563,268.522               12.94          20,228,695
    Non-Qualified VIII                                       357,735.529                9.03           3,230,352
    Non-Qualified IX                                          21,634.844               12.85             278,008
    Non-Qualified X                                           27,926.793               13.03             363,886
    Non-Qualified XII                                          4,662.942                7.58              35,345
    Non-Qualified XIII                                     1,964,782.621                7.13          14,008,900
    Non-Qualified XIV                                      1,696,306.388                7.03          11,925,034
    Non-Qualified XV                                         657,391.909                6.98           4,588,596
    Non-Qualified XVI                                        555,397.758                2.96           1,643,977
    Non-Qualified XVII                                         1,630.686               15.64              25,504
    Non-Qualified XVIII                                      278,823.059                2.92             814,163
    Non-Qualified XIX                                        385,034.113                2.93           1,128,150
                                                          --------------                           -------------
                                                           8,939,587.366                           $  77,233,111
                                                          ==============                           =============

JANUS ASPEN BALANCED
Contracts in accumulation period:
    Non-Qualified V                                          555,951.615       $       20.89       $  11,613,829
    Non-Qualified V (0.75)                                   630,340.005               21.62          13,627,951
    Non-Qualified VII                                      2,369,859.609               23.08          54,696,360
    Non-Qualified VIII                                       673,359.597               18.46          12,430,218
    Non-Qualified IX                                           7,450.766               20.60             153,486
    Non-Qualified X                                           23,295.212               20.89             486,637
    Non-Qualified XII                                         21,381.782               12.32             263,424
    Non-Qualified XIII                                     3,258,034.827               11.64          37,923,525
    Non-Qualified XIV                                      3,601,528.948               11.48          41,345,552
    Non-Qualified XV                                       1,255,265.952               11.41          14,322,585
    Non-Qualified XVI                                        678,471.836                8.44           5,726,302
    Non-Qualified XVII                                            41.959               21.30                 894
    Non-Qualified XVIII                                      144,444.286                8.35           1,206,110
    Non-Qualified XIX                                        472,317.742                8.38           3,958,023
    Non-Qualified XX                                           3,375.393               20.89              70,512
                                                          --------------                           -------------
                                                          13,695,119.529                           $ 197,825,408
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
JANUS ASPEN FLEXIBLE INCOME
Contracts in accumulation period:
    Non-Qualified V                                          171,615.702       $       18.96       $   3,253,834
    Non-Qualified V (0.75)                                   231,891.054               19.62           4,549,702
    Non-Qualified VII                                        908,267.435               18.71          16,993,684
    Non-Qualified VIII                                       212,109.882               15.73           3,336,488
    Non-Qualified IX                                           3,310.389               18.69              61,871
    Non-Qualified X                                            8,977.805               18.96             170,219
    Non-Qualified XII                                          1,937.840               12.85              24,901
    Non-Qualified XVII                                            54.245               19.34               1,049
                                                          --------------                           -------------
                                                           1,538,164.352                           $  28,391,748
                                                          ==============                           =============

JANUS ASPEN GROWTH PORTFOLIO
Currently payable annuity contracts:                                                               $   6,363,719
Contracts in accumulation period:
    Non-Qualified V                                          338,648.733       $       13.37           4,527,734
    Non-Qualified V (0.75)                                   565,225.869               13.83           7,817,074
    Non-Qualified VII                                      1,698,475.232               15.78          26,801,939
    Non-Qualified VIII                                       346,669.873               11.30           3,917,370
    Non-Qualified IX                                           6,850.744               13.18              90,293
    Non-Qualified X                                           22,475.711               13.37             300,500
    Non-Qualified XII                                         10,427.083                7.53              78,516
    Non-Qualified XIII                                     2,342,509.576                7.16          16,772,369
    Non-Qualified XIV                                      3,015,362.805                7.07          21,318,615
    Non-Qualified XV                                         983,466.889                7.02           6,903,938
    Non-Qualified XVI                                        327,789.685                4.46           1,461,942
    Non-Qualified XVII                                           616.632               14.84               9,151
    Non-Qualified XVIII                                      129,992.688                4.42             574,568
    Non-Qualified XIX                                        353,241.795                4.43           1,564,861
                                                          --------------                           -------------
                                                          10,141,753.315                           $  98,502,589
                                                          ==============                           =============

JANUS ASPEN WORLDWIDE GROWTH
Currently payable annuity contracts:                                                               $   7,329,540
Contracts in accumulation period:
    Non-Qualified V                                          609,558.631       $       16.25           9,905,328
    Non-Qualified V (0.75)                                 1,211,566.461               16.82          20,378,548
    Non-Qualified VII                                      4,329,391.897               18.21          78,838,226
    Non-Qualified VIII                                       816,356.134               13.23          10,800,392
    Non-Qualified IX                                          23,370.570               16.02             374,397
    Non-Qualified X                                           26,438.976               16.25             429,633
    Non-Qualified XII                                         25,670.941                7.90             202,800
    Non-Qualified XIII                                     3,739,036.827                7.39          27,631,482
    Non-Qualified XIV                                      3,645,285.344                7.29          26,574,130
    Non-Qualified XV                                       1,076,133.408                7.24           7,791,206
    Non-Qualified XVI                                        771,583.143                4.81           3,711,315
    Non-Qualified XVII                                         2,202.702               18.46              40,662
    Non-Qualified XVIII                                      194,741.283                4.76             926,969
    Non-Qualified XIX                                        699,890.190                4.78           3,345,475
                                                          --------------                           -------------
                                                          17,171,226.507                           $ 198,280,103
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
LORD ABBETT GROWTH AND INCOME
Contracts in accumulation period:
    Non-Qualified V                                           32,820.831       $        7.85       $     257,644
    Non-Qualified V (0.75)                                    20,716.722                7.91             163,869
                                                           -------------                           -------------
                                                              53,537.553                           $     421,513
                                                           =============                           =============

LORD ABBETT MID-CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                            5,655.376       $        9.87       $      55,819
    Non-Qualified V (0.75)                                    44,192.623                8.38             370,334
    Non-Qualified XX                                           4,843.782                9.87              47,808
                                                           -------------                           -------------
                                                              54,691.781                           $     473,961
                                                           =============                           =============

MFS (R) GLOBAL GOVERNMENTS
Contracts in accumulation period:
    Non-Qualified VII                                        190,603.352       $       11.92       $   2,271,992
    Non-Qualified VIII                                        37,246.397               12.04             448,447
                                                           -------------                           -------------
                                                             227,849.749                           $   2,720,439
                                                           =============                           =============

MFS(R) TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified VII                                      2,066,374.204       $       15.51       $  32,049,464
    Non-Qualified VIII                                       475,213.219               15.67           7,446,591
    Non-Qualified XIII                                     1,138,016.463               11.13          12,666,123
    Non-Qualified XIV                                      1,935,084.719               10.98          21,247,230
    Non-Qualified XV                                         561,729.213               10.91           6,128,466
    Non-Qualified XVI                                        617,717.854                9.94           6,140,115
    Non-Qualified XVIII                                      143,894.186                9.83           1,414,480
    Non-Qualified XIX                                        469,356.259                9.87           4,632,546
                                                           -------------                           -------------
                                                           7,407,386.117                           $  91,725,015
                                                           =============                           =============

OPPENHEIMER AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                               $     819,407
Contracts in accumulation period:
    Non-Qualified VII                                        645,050.621       $       10.34           6,669,823
    Non-Qualified VIII                                       228,735.970               10.43           2,385,716
    Non-Qualified XIII                                       566,444.270                7.29           4,129,379
    Non-Qualified XIV                                        653,599.318                7.19           4,699,379
    Non-Qualified XV                                         205,717.696                7.14           1,468,824
    Non-Qualified XVI                                        507,860.304                3.29           1,670,860

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (CONTINUED)
    Non-Qualified XVIII                                      375,412.433                3.26           1,223,845
    Non-Qualified XIX                                        263,903.806                3.27             862,965
                                                           -------------                           -------------
                                                           3,446,724.418                           $  23,930,198
                                                           =============                           =============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                          124,642.865       $       10.87       $   1,354,868
    Non-Qualified V (0.75)                                   294,074.348               11.13           3,273,047
    Non-Qualified VII                                        619,881.256               14.00           8,678,338
    Non-Qualified VIII                                       120,065.031               14.12           1,695,318
    Non-Qualified IX                                           3,483.077               10.74              37,408
    Non-Qualified XII                                         12,340.120               11.17             137,839
                                                           -------------                           -------------
                                                           1,174,486.697                           $  15,176,818
                                                           =============                           =============

OPPENHEIMER MAIN STREET GROWTH & INCOME
Currently payable annuity contracts:                                                               $   3,092,978
Contracts in accumulation period:
    Non-Qualified VII                                      1,627,170.955       $       10.10          16,434,427
    Non-Qualified VIII                                       567,565.104               10.19           5,783,488
    Non-Qualified XIII                                       825,724.271                7.08           5,846,128
    Non-Qualified XIV                                      1,503,686.572                6.98          10,495,732
    Non-Qualified XV                                         475,185.289                6.94           3,297,786
    Non-Qualified XVI                                        265,863.679                6.26           1,664,307
    Non-Qualified XVIII                                      106,267.399                6.20             658,858
    Non-Qualified XIX                                        245,483.133                6.22           1,526,905
                                                           -------------                           -------------
                                                           5,616,946.402                           $  48,800,609
                                                           =============                           =============

OPPENHEIMER STRATEGIC BOND
Currently payable annuity contracts:                                                               $   1,153,175
Contracts in accumulation period:
    Non-Qualified V                                           10,728.017       $       11.19             120,047
    Non-Qualified V (0.75)                                    53,130.525               11.46             608,876
    Non-Qualified VII                                        814,287.332               12.27           9,991,306
    Non-Qualified VIII                                       197,895.041               12.38           2,449,941
    Non-Qualified IX                                             151.867               11.06               1,680
    Non-Qualified XIII                                       535,396.772               11.24           6,017,860
    Non-Qualified XIV                                        629,245.584               11.09           6,978,334
    Non-Qualified XV                                         209,695.372               11.02           2,310,843
    Non-Qualified XVI                                        157,440.299               10.87           1,711,376
    Non-Qualified XVIII                                       28,772.871               10.76             309,596
    Non-Qualified XIX                                        100,170.989               10.80           1,081,847
                                                           -------------                           -------------
                                                           2,736,914.669                           $  32,734,881
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
PIONEER EQUITY INCOME VCT
Contracts in accumulation period:
    Non-Qualified V                                           13,107.385       $        7.99       $     104,728
    Non-Qualified V (0.75)                                     6,032.919                8.05              48,565
                                                           -------------                           -------------
                                                              19,140.304                           $     153,293
                                                           =============                           =============

PIONEER FUND VCT
Contracts in accumulation period:
    Non-Qualified V (0.75)                                       171.721       $        7.59       $       1,303
                                                           -------------                           -------------
                                                                 171.721                           $       1,303
                                                           =============                           =============

PIONEER MID CAP VALUE VCT
Contracts in accumulation period:
    Non-Qualified V                                            1,622.935       $        8.73       $      14,168
    Non-Qualified V (0.75)                                     1,847.373                8.80              16,257
                                                           -------------                           -------------
                                                               3,470.308                           $      30,425
                                                           =============                           =============

PRUDENTIAL JENNISON
Contracts in accumulation period:
    Non-Qualified XIII                                        17,204.028       $        6.07       $     104,428
    Non-Qualified XIV                                         42,520.383                6.04             256,823
    Non-Qualified XV                                           4,457.203                6.02              26,832
    Non-Qualified XVI                                            879.203                6.02               5,293
    Non-Qualified XVIII                                        1,484.914                5.97               8,865
    Non-Qualified XIX                                          4,124.459                5.99              24,706
                                                           -------------                           -------------
                                                              70,670.190                           $     426,947
                                                           =============                           =============

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
    Non-Qualified XIII                                         9,143.351       $        5.76       $      52,666
    Non-Qualified XIV                                          7,304.232                5.73              41,853
    Non-Qualified XV                                           7,013.356                5.72              40,116
    Non-Qualified XVI                                          6,381.407                5.71              36,438
    Non-Qualified XVIII                                          211.729                5.67               1,201
    Non-Qualified XIX                                          7,317.637                5.68              41,564
                                                           -------------                           -------------
                                                              37,371.712                           $     213,838
                                                           =============                           =============

NON-QUALIFIED 1964     Individual Contracts issued from December 1, 1964 to
                       March 14, 1967.

NON-QUALIFIED V        Certain AetnaPlus Contracts issued in connection with
                       deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

NON-QUALIFIED V (0.75) Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

NON-QUALIFIED VI       Certain existing Contracts that were converted to ACES,
                       an administrative system (previously valued under Non-Qualified I).

NON-QUALIFIED VII      Certain individual and group Contracts issued as
                       non-qualified deferred annuity contracts or Individual individual retirement annuity Contracts issued since May
                       4, 1994.

NON-QUALIFIED VIII     Certain individual retirement annuity Contracts issued
                       since May 1, 1998.

NON-QUALIFIED IX       Group Aetna Plus Contracts assessing an administrative
                       expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

NON-QUALIFIED X        Group AetnaPlus contracts containing contractual limits
                       on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XI       Certain Contracts, previously valued under Non-Qualified
                       VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XIII     Certain individual retirement annuity Contracts issued
                       since October 1, 1998.

NON-QUALIFIED XIV      Certain individual retirement annuity Contracts issued
                       since September 1, 1998.

NON-QUALIFIED XV       Certain individual retirement annuity Contracts issued
                       since September 1, 1998.

NON-QUALIFIED XVI      Certain individual retirement annuity Contracts issued
                       since August 2000.

NON-QUALIFIED XVII     Group AetnaPlus contracts issued in connection with
                       deferred compensation plans having Contract modifications effective September 1, 1999.

NON-QUALIFIED XVIII    Certain individual retirement annuity Contracts issued
                       since September 2000.

NON-QUALIFIED XIX      Certain individual retirement annuity Contracts issued
                       since August 2000.

NON-QUALIFIED XX       Certain deferred compensation Contracts issued since
                       December 2002.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
AIM VARIABLE INSURANCE
 FUNDS:
AIM V.I. Capital
 Appreciation
    2002                      2,233      $4.28 to $7.37     $   14,832               -      0.45% to 1.90%      -25.80% to -0.04%
    2001                      2,600      $5.77 to $9.84         23,509            7.71%     0.45% to 2.25%     -24.75% to -23.82%
    2000                      2,085      $7.67 to $12.95        25,987              *             *                    *

AIM V.I. Core Equity
    2002                      3,742      $5.14 to $7.67         29,940            0.30%     0.75% to 2.25%     -17.19% to -16.21%
    2001                      4,491      $6.21 to $9.17         42,858            0.05%     0.45% to 2.25%     -24.31% to -16.23%
    2000                      4,034      $8.20 to $12.00        49,823              *             *                    *

AIM V.I. Government
 Securities
    2002                      2,139     $11.65 to $12.36        25,997             2.67%    0.95% to 1.90%       0.07% to 8.01%
    2001                        819     $10.83 to $11.38         9,149             5.55%    0.50% to 1.90%       4.38% to 5.40%
    2000                         28     $10.38 to $10.80           295              *             *                    *

AIM V.I. Growth

    2002                      3,069      $3.34 to $5.09         14,946               -      0.75% to 1.90%     -32.29% to -31.49%
    2001                      3,912      $4.93 to $7.44         27,757            0.20%     0.45% to 2.25%     -35.18% to -34.38%
    2000                      3,321      $7.60 to $11.37        37,257              *             *                    *

AIM V.I. Premier Equity
    2002                      5,969      $5.16 to $6.91         41,327            0.29%     0.45% to 1.90%     -31.59% to -30.57%
    2001                      7,410      $7.54 to $10.00        74,008            2.16%     0.45% to 2.25%     -14.24% to -9.62%
    2000                      6,222      $8.79 to $11.55        73,350              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
THE ALGER AMERICAN FUND:
Alger American Balanced
    2002                        120         $21.40          $    2,576            1.69%         1.40%              -13.52%
    2001                        152         $24.74               3,765            3.07%     0.85% to 1.40%          -3.31%
    2000                        191         $25.59               4,888              *             *                    *

Alger American Income &
 Growth
    2002                        356         $17.31               6,167            0.64%         1.40%               -32.07%
    2001                        443         $25.49              11,279            6.98%     0.85% to 1.40%          -15.53%
    2000                        550         $30.17              16,586              *             *                    *

Alger American Leveraged
 AllCap
    2002                        327     $12.87 to $17.49         5,724            0.01%     1.25% to 1.40%     -34.84% to -34.74%
    2001                        388     $19.73 to $26.84        10,424            3.28%     0.85% to 1.40%     -17.11% to -16.99%
    2000                        481     $23.77 to $32.38        15,563              *             *                    *

ALLIANCE FUNDS:
Alliance Growth and Income
    2002                      2,855      $7.68 to $7.89         22,169            0.80%     0.95% to 1.90%     -23.53% to -22.79%
    2001                      2,791      $9.99 to $10.27        28,177            4.75%     0.50% to 1.90%      -1.56% to -0.60%
    2000                         88     $10.10 to $10.39           898              *             *                    *

Alliance Premier Growth
    2002                      1,333      $4.24 to $4.57          5,838               -      0.95% to 1.90%     -31.96% to -31.30%
    2001                      1,331      $6.20 to $6.69          8,532            6.31%     0.50% to 1.90%     -18.80% to -17.99%
    2000                        341      $7.60 to $8.20          2,687              *             *                    *

Alliance Quasar
    2002                        128      $4.91 to $5.55            684               -      0.95% to 1.90%     -33.07% to -32.42%
    2001                        116      $7.34 to $8.22            910            3.62%     0.50% to 1.90%     -14.43% to -13.59%
    2000                          9      $8.58 to $9.51             82              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
AMERICAN CENTURY(R) VP
 FUNDS:
American Century(R) VP
 Balanced
    2002                         96          $15.44         $    1,483            2.84%          1.40%             -10.82%
    2001                        118          $17.32              2,043            6.22%     0.85% to 1.40%          -4.90%
    2000                        147          $18.21              2,684              *             *                    *

American Century(R) VP
 International
    2002                        131     $10.68 to $11.74         1,539            0.83%     1.25% to 1.40%     -21.49% to -21.37%
    2001                        185     $13.59 to $14.95         2,759           10.20%     0.85% to 1.40%     -30.17% to -30.06%
    2000                        229     $19.43 to $21.41         4,905              *             *                    *

BRINSON SERIES FUNDS:
Brinson Series Tactical
 Allocation
    2002                      1,454      $6.19 to $6.83          9,725            0.55%     0.95% to 1.90%     -24.42% to -23.69%
    2001                      1,635      $8.20 to $8.94         14,334            7.95%     0.50% to 1.90%     -14.22% to -13.38%
    2000                      1,218     $9.56 to $10.33         12,509              *             *                    *

Calvert Social Balanced
    2002                        167     $9.61 to $17.86          1,775            2.79%     0.75% to 1.40%     -13.38% to -12.81%
    2001                        158     $11.09 to $20.48         1,959            4.91%     0.45% to 1.50%      -8.25% to -7.64%
    2000                        175     $12.09 to $22.18         2,514              *             *                    *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                      2,720     $13.39 to $18.56        50,539            1.17%     1.25% to 1.40%     -21.33% to -21.21%
    2001                      3,522     $16.99 to $23.59        83,193            2.06%     0.85% to 1.40%      -5.56% to -5.42%
    2000                      4,105     $17.97 to $24.98       102,586              *             *                    *

Federated Equity Income
    2002                      1,035          $9.83              10,264            2.11%     1.25% to 1.40%           -21.85%
    2001                      1,384          $12.58             17,476            1.97%     0.75% to 1.40%           -12.24%
    2000                      1,690          $14.33             24,264              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FEDERATED INSURANCE SERIES
 (CONTINUED):
Federated Fund for US
 Government Securities
    2002                        826          $15.35         $   12,674            3.65%          1.40%               7.52%
    2001                        820          $14.28             11,702            3.90%     0.85% to 1.40%           5.53%
    2000                        823          $13.53             11,133                *           *                    *

Federated Growth Strategies
    2002                        764          $13.63             10,415               -           1.40%              -27.38%
    2001                      1,117          $18.77             20,974            1.68%     0.85% to 1.40%          -23.48%
    2000                      1,378          $24.53             33,809                *           *                    *

Federated High Income Bond
    2002                      1,236     $11.49 to $13.48        16,683           10.52%     1.25% to 1.40%       -0.03% to 0.12%
    2001                      1,548     $11.48 to $13.49        20,899           11.00%     0.85% to 1.40%       -0.04% to 0.10%
    2000                      1,959     $11.46 to $13.49        26,446              *             *                    *

Federated International
 Equity
    2002                        551     $10.03 to $10.85         6,024               -      1.25% to 1.40%     -23.84% to -23.73%
    2001                        767     $13.15 to $14.25        10,976           12.94%     0.85% to 1.40%     -30.42% to -30.31%
    2000                        978     $18.87 to $20.48        20,057              *             *                    *

Federated Prime Money
    2002                        583          $12.68              7,387            1.37%          1.40%                0%
    2001                        695          $12.68              8,812            3.44%     0.85% to 1.40%           2.28%
    2000                        702          $12.40              8,703              *             *                    *

Federated Utility
    2002                        653     $8.94 to $10.72          7,021            5.71%     1.25% to 1.40%     -25.01% to -24.90%
    2001                        923     $11.90 to $14.29        13,230            3.57%     0.85% to 1.40%     -14.94% to -14.81%
    2000                      1,149     $13.97 to $16.80        19,351              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND:
Fidelity(R) VIP
 Equity-Income
    2002                     11,480     $8.08 to $17.95     $  146,420            1.78%     0.75% to 1.90%     -18.53% to -17.57%
    2001                     12,170     $9.92 to $21.92        193,019            6.26%     0.45% to 1.90%      -6.77% to -5.67%
    2000                     10,395     $10.64 to $23.40       188,025              *             *                    *

Fidelity(R) VIP Growth
    2002                      9,473     $4.73 to $17.54         98,180            0.26%     0.45% to 1.90%     -31.44% to -30.42%
    2001                     10,633      $6.90 to 25.45        167,319            7.26%     0.45% to 1.90%     -19.23% to -18.23%
    2000                      9,467     $8.54 to $31.34        209,610              *             *                    *

Fidelity(R) VIP High Income
    2002                      4,489      $6.46 to $9.53         36,456           10.78%     0.95% to 2.25%       1.48% to 2.46%
    2001                      4,973      $6.34 to $9.34         39,385           13.71%     0.50% to 2.25%     -13.42% to -12.58%
    2000                      4,980     $7.28 to $10.74         45,512              *             *                    *

Fidelity(R) VIP Overseas
    2002                        654     $6.85 to $10.42          6,617            0.85%     0.75% to 1.50%     -21.47% to -20.88%
    2001                        770     $8.67 to $13.26          9,914           13.97%     0.45% to 1.50%     -22.35% to -21.76%
    2000                        872     $11.08 to $17.06        14,451              *             *                    *

FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND II:
Fidelity(R) VIP II ASSET
 MANAGER(SM)
    2002                        728     $13.13 to $15.71        11,086            4.06%     1.25% to 1.40%      -10.01% to -9.87%
    2001                        831     $14.57 to $17.45        14,094            6.08%     0.85% to 1.40%      -5.44% to -5.30%
    2000                        993     $15.39 to $18.46        17,821              *             *                    *

Fidelity(R) VIP II
 Contrafund(R)
    2002                     10,912     $7.22 to $19.81        145,571            0.86%     0.45% to 1.90%      -11.07% to 78.65%
    2001                     11,618     $8.12 to $21.96        173,999            3.56%     0.45% to 1.90%      -13.93% to -3.25%
    2000                     12,102     $9.43 to $24.67        216,963              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND II
 (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                      4,125     $13.44 to $16.04    $   64,190            1.38%     1.25% to 1.40%     -23.34% to -23.22%
    2001                      4,961     $17.51 to $20.93       100,783            1.20%     0.85% to 1.40%     -13.34% to -13.21%
    2000                      5,672     $20.17 to $24.15       133,049              *             *                    *

Fidelity(R) VIP II
 Investment Grade Bond
    2002                        187     $15.17 to $15.49         2,890            4.05%     1.25% to 1.40%       8.80% to 8.96%
    2001                        217     $13.92 to $14.24         3,084            5.86%     0.85% to 1.40%       6.94% to 7.10%
    2000                        278     $13.00 to $13.32         3,700              *             *                    *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST:
Franklin Small Cap Value
 Securities
    2002                         39      $9.22 to $9.29            365             ***      0.75% to 1.25%     -21.04% to -19.73%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING GET FUND:
ING GET Fund - Series D
    2002                     10,202     $10.04 to $10.37       103,698            4.34%     1.00% to 1.75%      -1.09% to -0.34%
    2001                     11,705     $10.15 to $10.40       119,943            1.44%     0.70% to 2.15%       0.22% to 0.98%
    2000                     12,726     $10.13 to $10.29       129,776              *             *                    *

ING GET Fund - Series E
    2002                     26,953     $10.18 to $10.51       276,397            4.02%     1.00% to 1.90%       2.11% to 3.05%
    2001                     29,973     $9.97 to $10.20        300,383            0.78%     1.00% to 2.40%      -1.12% to -0.21%
    2000                     33,010     $10.08 to $10.22       333,833              *             *                    *

ING GET Fund - Series G
    2002                     16,105     $10.11 to $10.41       163,877            3.84%     1.00% to 1.90%       2.97% to 3.92%
    2001                     17,381     $9.82 to $10.02        171,369            0.38%     1.00% to 2.40%      -0.52% to 0.40%
    2000                     18,850      $9.87 to $9.98        186,445              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series H
    2002                     11,865     $10.18 to $10.46    $  121,603            3.59%     1.00% to 1.90%      2.78% to 3.72%
    2001                     13,233     $9.91 to $10.01        131,686            0.47%     1.00% to 2.40%     -1.24% to -0.33%
    2000                     14,101     $10.03 to $10.12       141,764              *             *                    *

ING GET Fund - Series I
    2002                      8,275     $10.10 to $10.23        84,079            3.54%     1.45% to 1.90%      3.35% to 3.82%
    2001                      8,909      $9.78 to $9.86         87,402            0.25%     1.35% to 2.40%     -0.76% to -0.30%
    2000                      9,419      $9.85 to $9.89         92,929              *             *                    *

ING GET Fund - Series J
    2002                      7,113     $10.05 to $10.17        71,844            3.49%     1.45% to 1.90%      4.05% to 4.53%
    2001                      7,719      $9.66 to $9.73         74,801            0.18%     1.35% to 2.40%     -0.63% to -0.16%
    2000                      8,207      $9.72 to $9.75         79,872              *             *                    *

ING GET Fund - Series K
    2002                      8,037     $9.99 to $10.24         81,260            2.68%     1.45% to 2.40%      3.20% to 4.20%
    2001                      9,082      $9.68 to $9.82         88,558              -       1.35% to 2.40%     -3.19% to -2.24%
    2000                      9,357     $10.00 to $10.05        93,790              *             *                    *

ING GET Fund - Series L
    2002                      7,535     $9.89 to $10.09         75,255            0.05%     1.45% to 2.40%      0.22% to 1.20%
    2001                      8,101      $9.87 to $9.97         80,345            4.63%     1.35% to 2.40%     -1.53% to -0.46%
    2000                         58     $10.01 to $10.02           585              *             *                    *

ING GET Fund - Series M
    2002                     11,558     $9.91 to $10.08     $  115,381            0.03%     1.45% to 2.40%      1.12% to 2.10%
    2001                     12,531      $9.80 to $9.87        123,165              **      1.45% to 2.40%     -2.23% to -1.33%
    2000                         **            **                   **              **           **                   **

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series N
    2002                      8,982     $9.97 to $10.12     $   90,143            0.02%     1.45% to 2.40%     -2.77% to -1.82%
    2001                     10,181     $10.25 to $10.31       104,606              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series P
    2002                      7,680     $9.89 to $10.01         76,334            0.04%     1.45% to 2.40%     -1.16% to -0.20%
    2001                      8,288     $10.00 to $10.03        83,012              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series Q
    2002                      5,460     $10.00 to $10.10        54,826            3.81%     1.45% to 2.40%      0.00% to 0.97%
    2001                        162          $10.00              1,620              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series R
    2002                      4,312     $10.06 to $10.14        43,556             ***      1.45% to 2.40%      0.65% to 1.42%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

ING GET Fund - Series S
    2002                      5,334     $10.01 to $10.08        53,553             ***      1.00% to 2.40%      0.14% to 0.87%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

ING GET Fund - Series T
    2002                      3,908     $10.06 to $10.09        39,378             ***      1.45% to 2.40%      0.88% to 0.93%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series U
    2002                         50     $9.99 to $10.00     $      503             ***      0.95% to 1.75%       -0.05% to 0.00%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING VP BALANCED
    2002                      7,046     $7.87 to $26.80        148,868            1.07%     0.45% to 2.25%     -12.01% to -10.71%
    2001                      8,277     $8.94 to $30.01        189,948            5.84%     0.45% to 2.25%       -6.04% to 0.46%
    2000                      8,309     $9.52 to $24.76        199,768              *             *                    *

ING VP BOND
    2002                      9,939     $11.86 to $18.01       164,563            3.25%     0.75% to 2.25%       6.28% to 7.53%
    2001                      9,525     $11.16 to $16.75       144,459            6.51%     0.45% to 2.25%       6.67% to 7.93%
    2000                      6,869     $10.46 to $15.52        99,490              *             *                    *

ING VP EMERGING MARKETS
    2002                        103          $6.32                 649               -          1.40%               -10.60%
    2001                        129          $7.08                 912           19.78%     0.85% to 1.40%          -11.68%
    2000                        157          $8.01               1,255              *             *                    *

ING VP MONEY MARKET
    2002                     19,939     $10.30 to $14.44       262,556            3.85%     0.75% to 2.25%      -0.31% to 0.86%
    2001                     22,423     $10.33 to $48.45       293,027            4.69%     0.45% to 2.25%       1.33% to 3.16%
    2000                     16,310     $10.13 to $13.88       211,809              *             *                    *

ING VP NATURAL RESOURCES
    2002                        135     $11.48 to $12.07         1,567            0.19%     0.75% to 1.50%      -3.56% to -2.83%
    2001                        166     $11.90 to $12.42         2,003            0.00%     0.45% to 1.50%     -17.19% to -16.57%
    2000                        193     $14.35 to $14.87         2,801              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GENERATIONS PORTFOLIO,
 INC.:
ING VP Strategic Allocation
 Balanced
    2002                        977     $12.03 to $13.84    $   14,344            2.50%     0.45% to 1.40%      -10.81% to -9.94%
    2001                      1,082     $13.47 to $15.41        17,390            2.50%     0.45% to 2.25%      -8.30% to -7.65%
    2000                      1,232     $14.66 to $16.69        21,090              *             *                    *

ING VP Strategic Allocation
 Growth
    2002                        835     $11.55 to $13.52        11,257            1.75%     0.75% to 2.25%     -15.04% to -14.40%
    2001                        898     $13.56 to $15.80        13,876            1.59%     0.45% to 2.25%     -12.87% to -12.21%
    2000                      1,013     $15.52 to $18.00        17,520              *             *                    *

ING VP Strategic Allocation
 Income
    2002                      1,237     $12.99 to $14.51        20,088            3.32%     0.75% to 1.40%      -5.69% to -0.78%
    2001                      1,380     $10.79 to $15.29        23,347            4.36%     0.45% to 2.25%      -3.75% to -3.11%
    2000                      1,518     $11.13 to $15.77        26,191              *             *                    *

ING PARTNERS, INC.:
ING Alger Aggressive Growth
    2002                         24      $7.31 to $7.34            179             ***      0.75% to 1.25%      -8.53% to -0.37%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Alger Growth
    2002                          1      $7.24 to $7.26              9             ***      0.75% to 1.25%      -23.21% to -6.63%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING American Century Small
 Cap Value
    2002                         20      $8.11 to $9.30            173             ***      0.75% to 1.25%      -19.84% to -1.82%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING Baron Small Cap Growth
    2002                         21       $8.72 to $9.68    $      193             ***      0.75% to 1.25%     -12.61% to -1.83%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING Goldman Sachs Capital
 Growth
    2002                          2           $8.07                 18             ***      0.75% to 0.80%      -3.04% to -0.05%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING JPMorgan Fleming
 International
    2002                      2,909      $5.62 to $15.80        24,044            0.62%     0.75% to 1.90%     -19.64% to -18.69%
    2001                      2,892      $7.00 to $19.44        30,449           25.04%     0.45% to 2.25%     -28.33% to -27.48%
    2000                      2,451      $9.76 to $26.80        38,280              *             *                    *

ING JPMorgan Mid Cap Value
    2002                          9       $9.17 to $9.20            87            ***        0.75% to 1.25%       -8.51% to 0.47%
    2001                        ***            ***                 ***            ***            ***                  ***
    2000                        ***            ***                 ***            ***            ***                  ***

ING MFS Capital
 Opportunities
    2002                      3,869      $4.44 to $20.94        35,741               -      0.45% to 1.90%     -31.49% to -30.48%
    2001                      4,710      $6.49 to $30.11        62,832           19.25%     0.45% to 2.25%     -26.19% to -25.29%
    2000                      4,048      $8.79 to $40.30        78,233              *             *                    *

ING MFS Global Growth
    2002                          -       $8.32 to $8.35             1             ***       0.75% to 1.25%      -10.41% to -0.17%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING MFS Research
    2002                      4,627     $4.98 to $10.73     $   40,669            0.20%     0.75% to 1.90%     -26.32% to -25.45%
    2001                      5,830     $6.77 to $14.39         69,394           20.49%     0.45% to 1.90%     -22.40% to -21.48%
    2000                      6,216     $8.71 to $18.33         97,910              *             *                    *

ING OpCap Balanced Value
 Portfolio
    2002                          2      $8.34 to $8.37             15             ***      0.80% to 1.25%       -0.14% to 5.35%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING PIMCO Total Return
 Portfolio
    2002                        119     $10.70 to $10.75         1,275             ***      0.75% to 1.50%       3.07% to 7.55%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Salomon Brothers
 Aggressive Growth
    2002                      6,053      $3.54 to $9.97         47,008               -      0.45% to 1.90%     -36.54% to -35.60%
    2001                      7,478     $ 5.58 to $15.53        91,535            6.31%     0.45% to 2.25%     -26.64% to -25.74%
    2000                      8,010     $7.60 to $20.93        136,685              *             *                    *

ING Salomon Brothers
 Capital
    2002                          1          $7.69                   5             ***          0.75%                0.67%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Salomon Brothers
 Investors Value
    2002                          2          $7.82                  14             ***          1.25%               -21.97%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING T. Rowe Price Growth
 Equity
    2002                      3,205     $8.90 to $18.37     $   58,443            0.19%     0.45% to 1.50%     -24.44% to -23.64%
    2001                      3,768    $ 11.70 to $24.29        89,395           15.41%     0.45% to 2.25%     -11.56% to -10.85%
    2000                      4,250     $13.14 to $27.44       113,230              *             *                    *

ING UBS Tactical Asset
 Allocation
    2002                          -          $8.01                 428             ***           1.25%                0.33%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Van Kampen Comstock
    2002                         38      $8.31 to $8.34            319             ***      0.75% to 1.25%      -18.72% to -2.95%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                     24,165     $5.28 to $162.71       415,966            0.84%     0.45% to 1.90%      -26.42% to 60.86%
    2001                     29,079     $7.17 to $219.66       663,646            0.60%     0.45% to 2.25%     -19.96% to -18.98%
    2000                     32,914     $8.96 to $272.61       928,210              *             *                    *

ING VARIABLE PORTFOLIOS,
 INC.:
ING VP Growth
    2002                      3,203     $4.00 to $10.80         28,286               -      0.75% to 1.90%     -30.30% to -29.47%
    2001                      4,148     $5.73 to $15.31         52,088           12.13%     0.45% to 2.25%     -28.45% to -27.61%
    2000                      4,705     $8.02 to $21.15         85,002              *             *                    *

ING VP Index Plus LargeCap
    2002                     13,185     $5.86 to $14.07        154,417            0.24%     0.45% to 2.25%      -23.02% to -21.88
    2001                     15,160     $7.62 to $18.06        224,762            4.07%     0.45% to 2.25%      -15.27% to -5.62%
    2000                     14,826     $8.99 to $21.06        261,795              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PORTFOLIOS,
 INC. (CONTINUED):
ING VP Index Plus MidCap
    2002                        925    $12.33. to $13.31    $   11,779            0.50%     0.45% to 1.50%     -13.40% to -12.49%
    2001                        631     $14.24 to $15.26         9,214            6.54%     0.45% to 1.50%      -2.80% to 12.09%
    2000                        452     $14.50 to $15.59         6,733              *             *                    *

ING VP Index Plus SmallCap
    2002                        464      $8.96 to $9.99          4,275            0.19%     0.75% to 1.50%     -14.50% to -13.86%
    2001                        225     $10.48 to $11.60         2,411            3.71%     0.45% to 1.50%       0.87% to 1.64%
    2000                        104     $10.39 to $11.42         1,098              *             *                    *

ING VP International Equity
    2002                        836      $4.69 to $6.40          5,228            0.22%     0.75% to 1.90%     -28.07% to -27.23%
    2001                        954      $6.51 to $8.79          7,991            0.12%     0.45% to 2.25%     -25.34% to -24.45%
    2000                        863     $8.73 to $11.64          9,708              *             *                    *

ING VP Small Company
    2002                      4,213     $7.09 to $14.88         52,158            0.52%     0.45% to 1.90%     -24.69% to -23.57%
    2001                      3,814     $9.41 to $19.53         62,576            3.89%     0.45% to 2.25%       0.50% to 3.22%
    2000                      2,815     $9.22 to $18.92         47,270              *             *                    *

ING VP Technology
    2002                      2,536      $2.55 to $2.67          6,564               -       0.75% to 1.90%     -42.40% to -41.72%
    2001                      2,631      $4.42 to $4.62         11,745               -       0.45% to 1.90%      -24.42 to -23.54%
    2000                      1,680      $5.82 to $6.09          9,833              *             *                    *

ING VP Value Opportunity
    2002                      1,272     $9.36 to $13.84         17,001            0.44%     0.45% to 1.50%     -27.07% to -26.30%
    2001                      1,441     $12.75 to $18.83        26,362            5.21%     0.45% to 1.50%      -10.97% to 0.58%
    2000                        963     $14.22 to $20.99        19,710              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PRODUCTS TRUST:
ING VP Growth
 Opportunities - Class R
    2002                         64           $6.02         $      384             ***           1.25%              -27.19%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP Growth
 Opportunities - Class S
    2002                         23       $5.34 to $5.43           125               -      0.95% to 1.90%     -32.71% to -28.88%
    2001                         18       $7.95 to $8.00           141              **      0.95% to 1.90%      -20.95% to -5.87%
    2000                         **             **                  **              **            **                   **

ING VP International Value
    2002                         49       $7.95 to $8.83           404             ***      0.75% to 1.50%     -19.18% to -1.19%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP MagnaCap - Class R
    2002                          4           $6.85                 27             ***           0.75%              -21.38%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP MagnaCap - Class S
    2002                         69       $7.01 to $7.12           490            0.95%     0.95% to 1.90%     -25.77% to -23.73%
    2001                         46       $9.28 to $9.34           431              **      0.95% to 1.90%      -5.87% to 0.00%
    2000                         **             **                  **              **            **                   **

ING VP MidCap
 Opportunities - Class R
    2002                         11       $6.89 to $6.97            76             ***      0.75% to 1.50%     -20.85% to -9.47%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PRODUCTS TRUST
 (CONTINUED):
ING VP MidCap
 Opportunities - Class S
    2002                        418       $6.11 to $6.21    $    2,583               -      0.95% to 1.90%     -27.40% to -26.70
    2001                        102       $8.42 to $8.48           865              **      0.95% to 1.90%     -16.75% to -10.14%
    2000                         **             **                  **              **            **                   **

ING VP SmallCap
 Opportunities - Class R
    2002                         12       $4.98 to $5.02            58             ***      0.75% to 1.25%      -33.20% to -9.70%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP SmallCap
 Opportunities - Class S
    2002                        376       $4.66 to $4.73         1,772               -      0.95% to 1.90%     -44.82% to -44.28%
    2001                        151       $8.44 to $8.50         1,280              **      0.95% to 1.90%     -24.98% to -12.33%
    2000                         **             **                  **              **            **                   **

JANUS ASPEN SERIES:
Janus Aspen Aggressive
 Growth
    2002                      8,940      $2.92 to $15.64        77,233               -      0.45% to 1.90%     -29.31% to -28.26%
    2001                     11,480      $4.14 to $21.80       141,806               -      0.45% to 1.90%     -40.61% to -39.88%
    2000                     12,172      $6.97 to $36.27       274,462              *             *                    *

Janus Aspen Balanced
    2002                     13,695      $8.35 to $23.08       197,825            2.41%     0.45% to 1.90%      -8.22% to 109.99%
    2001                     15,239      $9.10 to $25.02       240,241            2.63%     0.45% to 1.90%      -6.53% to -5.42%
    2000                     13,985      $9.73 to $26.63       244,144              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
JANUS ASPEN SERIES
 (CONTINUED):
Janus Aspen Flexible
 Income
    2002                      1,538     $12.85 to $19.62    $   28,392            4.45%     0.45% to 1.50%       8.83% to 9.98%
    2001                      1,415     $11.72 to $17.89        23,940            5.95%     0.45% to 1.50%      -0.78% to 6.93%
    2000                      1,182     $10.97 to $16.73        18,730              *             *                    *

Janus Aspen Growth
    2002                     10,142     $4.42 to $15.78         98,503               -      0.45% to 1.90%     -27.91% to -26.84%
    2001                     13,150     $6.13 to $21.78        176,779            0.26%     0.45% to 2.25%     -26.17% to -25.27%
    2000                     14,324     $8.30 to $29.34        267,653              *             *                    *

Janus Aspen Worldwide
 Growth
    2002                     17,171     $4.76 to $18.46        198,280            0.84%     0.45% to 1.90%     -26.92% to -25.84%
    2001                     20,979     $6.51 to $24.89        331,396            0.44%     0.45% to 2.25%     -23.92% to -22.98%
    2000                     21,842     $8.56 to $32.41        483,863              *             *                    *

LORD ABBETT FUNDS:
Lord Abbett Growth and
 Income Portfolio
    2002                         54      $7.85 to $7.91            422             ***      0.75% to 1.25%     -17.45% to -15.55%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

Lord Abbett Mid-Cap Value
    2002                         55      $8.38 to $9.87            474             ***      0.75% to 1.25%      -13.36% to 1.56%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

MFS(R) FUNDS:
MFS(R) Global Governments
    2002                        228     $11.92 to $12.04         2,720            2.91%     1.25% to 1.40%       6.89% to 7.05%
    2001                        156     $11.15 to $11.25         1,742            3.89%     0.85% to 1.40%       3.28% to 3.44%
    2000                        142     $10.80 to $10.87         1,537              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
MFS(R) FUNDS (CONTINUED):
MFS(R) Total ReturN
    2002                      7,407     $9.83 to $15.67     $   91,725            1.74%     0.95% to 1.90%      -6.97% to -6.07%
    2001                      7,002     $10.57 to $16.73        93,910            5.19%     0.50% to 1.90%      -1.67% to -0.70%
    2000                      4,368     $10.75 to $16.90        63,398              *             *                    *

OPPENHEIMER VARIABLE
 ACCOUNT FUNDS:
Oppenheimer Aggressive
 Growth
    2002                      3,447     $3.26 to $10.43         23,930            0.67%     0.95% to 1.90%     -29.17% to -28.48%
    2001                      4,063     $4.60 to $14.62         40,449           15.39%     0.50% to 2.25%     -32.58% to -31.92%
    2000                      3,454     $6.82 to $21.54         57,052              *             *                    *

Oppenheimer Global
 Securities
    2002                      1,174     $10.74 to $14.12        15,177            0.57%     0.75% to 1.50%     -23.30% to -22.72%
    2001                        977     $14.01 to $18.36        16,403           12.79%     0.75% to 1.50%     -13.36% to -12.70%
    2000                        881     $16.17 to $21.14        17,260              *             *                    *
Oppenheimer Main Street
 Growth & Income
    2002                      5,617     $6.20 to $10.19         48,801            0.77%     0.95% to 2.25%     -20.34% to -19.57%
    2001                      6,141     $7.78 to $12.71         65,709            0.53%     0.50% to 2.25%     -11.87% to -11.02%
    2000                      5,613     $8.83 to $14.33         67,652              *             *                    *

Oppenheimer Strategic Bond
    2002                      2,737     $10.76 to $12.38        32,735            7.25%     0.75% to 2.25%       5.40% to 6.64%
    2001                      2,585     $10.21 to $11.67        28,892            6.16%     0.50% to 2.25%       2.84% to 4.06%
    2000                      2,144     $9.93 to $11.27         23,335              *             *                    *

PIONEER VARIABLE CONTRACTS
 TRUST:
Pioneer Equity Income VCT
    2002                         19      $7.99 to $8.05            153             ***      0.75% to 1.25%     -17.35% to -16.32%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
PIONEER VARIABLE CONTRACTS
 TRUST (CONTINUED):
Pioneer Fund VCT
    2002                          -           $7.59         $        1             ***           0.75%               0.06%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

Pioneer Mid Cap Value VCT
    2002                          3       $8.73 to $8.80            30             ***      0.75% to 1.25%     -17.31% to -16.24%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

PRUDENTIAL SERIES FUND,
 INC.:
Prudential Jennison
    2002                         71       $5.97 to $6.07           427               -      0.95% to 1.90%     -32.48% to -31.82%
    2001                         81       $8.84 to $8.90           724              **      0.95% to 1.90%       -3.52% to 9.12%
    2000                         **             **                  **              **          **                     **
                                                                                                                       *
SP Jennison International
 Growth
    2002                         37       $5.67 to $5.76           214               -      0.95% to 1.90%     -24.30% to -21.53%
    2001                          8      $ 7.49 to $7.52            59              **      0.95% to 1.90%      -19.54% to 4.42%
    2000                         **             **                  **              **            **                   **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a)  Financial Statements:
          (1)  Included in Part A:
               Condensed Financial Information
          (2)  Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -    Report of Independent Auditors
               -    Statement of Assets and Liabilities as of December 31, 2002
               -    Statement of Operations for the year ended December 31, 2002
               -    Statements of Changes in Net Assets for the years ended
                    December 31, 2002 and 2001
               -    Notes to Financial Statements
               Consolidated Financial Statements of ING Life Insurance
                and Annuity Company:
               -    Reports of Independent Auditors
               -    Consolidated Income Statements for the years ended
                    December 31, 2002 and 2001, one month ended December 31,
                    2000, and eleven months ended November 30, 2000
               -    Consolidated Balance Sheets as of December 31, 2002 and 2001
               -    Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 2002 and 2001, one month
                    ended December 31, 2000, and eleven months ended November
                    30, 2000
               -    Consolidated Statements of Cash Flows for the years ended
                    December 31, 2002 and 2001, one month ended December 31,
                    2000, and eleven months ended November 30, 2000
               -    Notes to Consolidated Financial Statements
     (b)  Exhibits
          (1)       Resolution establishing Variable Annuity Account B(1)
          (2)       Not applicable
          (3.1)     Selling Agreement(2)
          (3.2)     Alternative Form of Wholesaling Agreement and Related
                    Selling Agreement(3)
          (3.3)     Federated Broker Dealer Agreement (9/2/94)(4)
          (3.4)     Broker-Dealer Agreement dated June 7, 2000 between Aetna
                    Life Insurance and Annuity Company and Aetna Investment
                    Services, Inc. (AISI) and Letter of Assignment to AISI(5)
          (3.5)     Underwriting Agreement dated November 17, 2000 between Aetna
                    Life Insurance and Annuity Company and Aetna Investment
                    Services, LLC(5)
          (4.1)     Variable Annuity Contract (G-CDA-97(NY))(6)
          (4.2)     Variable Annuity Contract Certificate (GMCC-97(NY)) to
                    Contract G-CDA-97(NY)(6)
          (4.3)     Variable Annuity Contract (G-MP1(5/97))(7)
          (4.4)     Variable Annuity Contract Certificate (MP1CERT(5/97))(7)

          (4.5)     Variable Annuity Contract (I-MP1(5/97))(7)
          (4.6)     Variable Annuity Contract (G-MP1(5/96))(8)
          (4.7)     Variable Annuity Contract Certificate (MP1CERT(5/96))(8)
          (4.8)     Variable Annuity Contract (I-MP1(5/96))(8)
          (4.9)     Variable Annuity Contract (G-CDA-96(NY))(8)
          (4.10)    Variable Annuity Contract Certificate (GMCC-96(NY))(8)
          (4.11)    Variable Annuity Contract (G-CDA-IC(NQ))(9)
          (4.12)    Variable Annuity Certificate (GMCC-IC(NQ))(9)
          (4.13)    Variable Annuity Contract (G-CDA-IC(IR))(9)
          (4.14)    Variable Annuity Contract (I-CDA-IC(NQ/MP))(9)
          (4.15)    Variable Annuity Contract Certificate (GMCC-IC(IR))(10)
          (4.16)    Variable Annuity Contract (I-CDA-IC(IR/MP))(9)
          (4.17)    Variable Annuity Contracts and Certificates
                    (G-CDA-IC(IR/NY)), (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and
                    (GMCC-IC(NQ/NY))(11)
          (4.18)    Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
                    G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.19)    Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
                    G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.20)    Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
                    G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.21)    Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
                    G-MP1(5/96) and Certificate MP1CERT(5/96)(8)
          (4.22)    Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and
                    Certificate GMCC-96(NY)(8)
          (4.23)    Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)(7)
          (4.24)    Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)(6)
          (4.25)    Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)(6)
          (4.26)    Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)(6)
          (4.27)    Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)(6)
          (4.28)    Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and
                    Certificate MP1CERT(5/97)(12)
          (4.29)    Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)(12)
          (4.30)    Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)(13)
          (4.31)    Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)(13)
          (4.32)    Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)(13)
          (4.33)    Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)(13)
          (4.34)    Endorsement (EMPGET98) to Contract G-MP1(5/97) and
                    Certificate MP1CERT(5/97)(14)
          (4.35)    Endorsement (MPNQCERTEND(4/95)) to Certificate
                    GMCC-IC(NQ)(13)
          (4.36)    Endorsement (MPIRCERTEND(4/95)) to Certificate
                    GMCC-IC(IR)(13)

          (4.37)    Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY)
                    and I-MP1(5/97) and Certificates MP1(CERT(5/97)) and
                    GMCC-97(NY)(15)
          (4.38)    Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name
                    change(16)
          (4.39)    Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                    Group Contract G-MP1(5/97)(6)
          (4.40)    Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                    Individual Contract I-MP1(5/97)(6)
          (5.1)     Variable Annuity Contract Application (MPAPPNY(1/96))(6)
          (5.2)     Variable Annuity Contract Application (300-MAR-IB)(17)
          (5.3)     Variable Annuity Contract Application (710.6.13)(17)
          (6.1)     Restated Certificate of Incorporation (amended and restated
                    as of January 1, 2002) of ING Life Insurance and Annuity
                    Company (formerly Aetna Life Insurance and Annuity
                    Company)(18)
          (6.2)     By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
                    Annuity Company)(18)
          (7)       Not applicable
          (8.1)     Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
                    Variable Fund, Aetna Variable Encore Fund, Aetna Income
                    Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
                    Management, Inc.(19)
          (8.2)     Amendment dated November 9, 1998 to Fund Participation
                    Agreement dated as of May 1, 1998 by and among Aetna Life
                    Insurance and Annuity Company and Aetna Variable Fund, Aetna
                    Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                    VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(20)
          (8.3)     Second Amendment dated December 31, 1999 to Fund
                    Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and
                    Annuity Company and Aetna Variable Fund, Aetna Variable
                    Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                    Aetna GET Fund on behalf of each of its series, Aetna
                    Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
          (8.4)     Third Amendment dated February 11, 2000 to Fund
                    Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna
                    Life Insurance and Annuity Company and Aetna Variable Fund,
                    Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                    Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)

          (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)
          (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)
          (8.7) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(19)
          (8.8) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(20)
          (8.9) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)
          (8.10) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)
          (8.11) Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)

          (8.12) Fund Participation Agreement dated as of March 31, 1995 (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc.(3)
          (8.13) Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
          (8.14) Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
          (8.15) Fund Participation Agreement dated July 1, 1994 by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors(25)
          (8.16) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(26)
          (8.17) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)
          (8.18) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(27)
          (8.19) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
                    between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(19)
          (8.20) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and
                    May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)
          (8.21) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)
          (8.22) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)

          (8.23) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(28)
          (8.24) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998
                    between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(19)
          (8.25) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and
                    May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(21)
          (8.26) Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(29)
          (8.27) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(7)
          (8.28) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(19)
          (8.29) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(30)
          (8.30) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(20)
          (8.31) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)
          (8.32) Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(31)
          (8.33) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(16)
          (8.34) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(30)
          (8.35) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(31)

          (8.36) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(31)
          (8.37) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(16)
          (8.38) Fund Participation Agreement dated December 1, 1988 and amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
          (8.39) Fund Participation Agreement dated April 28, 1994 between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor)(2)
          (8.40) Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(19)
          (8.41) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(32)
          (8.42) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(33)
          (8.43) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by
                    and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(34)
          (8.44) Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(5)
          (8.45) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(25)
          (8.46) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(21)
          (8.47) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(25)

          (8.48)    Participation Agreement dated as of November 28, 2001 among
                    Portfolio Partners, Inc., Aetna Life Insurance and Annuity
                    Company and Aetna Investment Services, LLC(16)
          (8.49)    Amendment dated March 5, 2002 between Portfolio Partners,
                    Inc. (to be renamed ING Partners, Inc. effective May 1,
                    2002), Aetna Life Insurance and Annuity Company (to be
                    renamed ING Life Insurance and Annuity Company effective May
                    1, 2002) and Aetna Investment Services LLC (to be renamed
                    ING Financial Advisers, LLC) to Participation Agreement
                    dated November 28, 2001(16)
          (8.50)    Amendment dated May 1, 2003 between ING Partners, INC.,
                    ING Life Insurance and Annuity Company and ING Financial
                    Advisers, LLC to the Participation Agreement dated as of
                    November 28, 2001 and subsequently amended on
                    March 5, 2002.(35)
          (8.51)    Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and
                    Aetna Life Insurance and Annuity Company(16)
          (8.52)    Amendment dated March 5, 2002 between Portfolio Partners,
                    Inc. (to be renamed ING Partners, Inc. effective May 1,
                    2002) and Aetna Life Insurance and Annuity Company (to be
                    renamed ING Life Insurance and Annuity Company effective May
                    1, 2002) to the Shareholder Servicing Agreement dated
                    November 27, 2001(16)
          (8.53)    Amendment dated May 1, 2003 by and between ING
                    Partners, Inc. and ING Life Insurance and Annuity Company
                    to the Shareholder Servicing Agreement (Service Class
                    Shares) dated November 27, 2001, as amended on
                    March 5, 2002.(35)
          (8.54)    Fund Participation Agreement dated July 29, 1992 and amended
                    December 22, 1992 and June 1, 1994 between Aetna Life
                    Insurance and Annuity Company, Investors Research
                    Corporation and TCI Portfolios, Inc.(3)
          (9)       Opinion and Consent of Counsel
          (10)      Consents of Independent Auditors
          (11)      Not applicable
          (12)      Not applicable
          (13)      Schedule for Computation of Performance Data(9)
          (14.1)    Powers of Attorney(35)
          (14.2)    Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed on August 16, 1995.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17, 1998.

10. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.
12. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 27, 1998.
14. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 14, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
16. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
17. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed on August 18, 1997.
18. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
19. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
22. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
24. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
26. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
29. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
30. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
33. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
34. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
35. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
     April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 25. Directors and Principal Officers of the Depositor*
-----------------------------------------------------------

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
----------------                           ---------------------

Keith Gubbay1                              Director and President

Phillip Randall Lowery1                    Director

Thomas Joseph McInerney1                   Director

Mark Alan Tullis1                          Director

David Wheat1                               Director

Allan Baker2                               Senior Vice President

Robert L. Francis                          Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Willard I. Hill, Jr.2                      Senior Vice President

Shaun Patrick Mathews2                     Senior Vice President

Stephen Joseph Preston3                    Senior Vice President

Jacques de Vaucleroy1                      Senior Vice President

Boyd George Combs1                         Senior Vice President, Tax

James G. Auger2                            Vice President

Marie Merrill Augsberger2                  Vice President

Pamela M. Barcia2                          Vice President

Ronald R. Barhorst                         Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo3                               Vice President

Jeoffrey A. Block4                         Vice President

Kevin P. Brown2                            Vice President

Anthony Camp2                              Vice President

Kevin L. Christensen4                      Vice President

Elizabeth Clifford3                        Vice President

Brian D. Comer2                            Vice President

Patricia Marie Corbett4                    Vice President

Robert B. DiMartino2                       Vice President

Shari Ann Enger3                           Vice President

Brian K. Haendiges2                        Vice President

Steven J. Haun4                            Vice President

Ronald Christian Hull2                     Vice President

William S. Jasien                          Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey2                              Vice President

Mary Ann Langevin2                         Vice President

Christine Cannon Marcks2                   Vice President

Gregory J. Miller2                         Vice President

Todd E. Nevenhoven4                        Vice President

M. Kathleen Reid2                          Vice President

Robert A. Richard2                         Vice President

Carl P. Steinhilber2                       Vice President

Laurie M. Tillinghast2                     Vice President

Christopher Robert Welp4                   Vice President

Mary Broesch3                              Vice President and Actuary

Bruce T. Campbell2                         Vice President and Actuary

Dianne Clous2                              Vice President and Actuary

Michael Harris3                            Vice President and Actuary

Richard Lau3                               Vice President and Actuary

Antonio Manuel Muniz3                      Vice President and Actuary

Laurie A. Schlenkermann2                   Vice President and Actuary

Mark D. Sperry2                            Vice President and Actuary

Alice Su3                                  Vice President and Actuary

Lawrence D. Taylor                         Vice President and Actuary
1290 Broadway
Denver, Colorado 80203-5699

Albert Sekac2                              Vice President and Appointed Actuary

Frederick C. Litow1                        Vice President and Assistant
                                           Treasurer

Cheryl Lynn Price1                         Vice President, Chief Financial
                                           Officer and Chief Accounting Officer

Brian John Murphy2                         Vice President and Chief Compliance
                                           Officer

David Scott Pendergrass1                   Vice President and Treasurer

Renee Evelyn McKenzie1                     Vice President, Assistant Treasurer
                                           and Assistant Secretary

Robin Angel1                               Vice President, Investments

Daniel J. Foley1                           Vice President, Investments

Maurice Melvin Moore1                      Vice President, Investments

Fred Cooper Smith1                         Vice President, Investments

Joseph J. Elmy2                            Vice President, Tax

Paula Cludray-Engelke5                     Secretary

Jane A. Boyle2                             Assistant Secretary

Linda H. Freitag1                          Assistant Secretary

Daniel F. Hinkel1                          Assistant Secretary

William Hope1                              Assistant Secretary

Joseph D. Horan1                           Assistant Secretary

David Lee Jacobson3                        Assistant Secretary

Terri Wecker Maxwell1                      Assistant Secretary

Donna M. O'Brien2                          Assistant Secretary

Loralee Ann Renelt5                        Assistant Secretary

Rebecca A. Schoff5                         Assistant Secretary

Carol Semplice2                            Assistant Secretary

Linda Ellen Senker3                        Assistant Secretary

Patricia M. Smith2                         Assistant Secretary

John F. Todd2                              Assistant Secretary

Glenn Allan Black1                         Tax Officer

Terry L. Owens1                            Tax Officer

James Taylor1                              Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 27. Number of Contract Owners
----------------------------------

As of February 28, 2003, there were 122,413 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

Name and Principal                         Positions and Offices with
Business Address                           Principal Underwriter
----------------                           ---------------------

Ronald R. Barhorst                         Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis1                         Director and Senior Vice President

Shaun Patrick Mathews2                     Director and Senior Vice President

Allan Baker2                               Senior Vice President

Boyd George Combs3                         Senior Vice President

Susan J. Stamm2                            Chief Financial Officer

William T. Abramowicz                      Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen2                        Vice President

Douglas J. Ambrose1                        Vice President

Louis E. Bachetti                          Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley2                          Vice President

David A. Brounley2                         Vice President

Brian D. Comer2                            Vice President

Keith J. Green3                            Vice President

Brian K. Haendiges2                        Vice President

Brian P. Harrington4                       Vice President

Bernard P. Heffernon                       Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien4                         Vice President

Jess D. Kravitz2                           Vice President

Mary Ann Langevin2                         Vice President

Christina Lareau2                          Vice President

Katherine E. Lewis                         Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                          Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                            Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                         Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks2                   Vice President

Richard T. Mason                           Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey2                          Vice President

Scott T. Neeb1                             Vice President

Ethel Pippin2                              Vice President

Deborah Rubin4                             Vice President

Frank W. Snodgrass                         Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus2                              Vice President

S. Bradford Vaughan, Jr.                   Vice President
601 Union St., Ste. 810

Seattle, WA  98101

Judeen T. Wrinn2                           Vice President

Therese M. Squillacote2                    Vice President and Chief Compliance
                                           Officer

David Scott Pendergrass1                   Vice President and Treasurer

David A. Kelsey2                           Assistant Vice President

Paula Cludray-Engelke5                     Secretary

Loralee Ann Renelt5                        Assistant Secretary

Rebecca A. Schoff5                         Assistant Secretary

John F. Todd2                              Assistant Secretary

Robert J. Scalise2                         Assistant Treasurer

Glenn Allan Black3                         Tax Officer

Joseph J. Elmy2                            Tax Officer

G. Michael Fell3                           Tax Officer

1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)  Compensation from January 1, 2002 to December 31, 2002:

   (1)                      (2)                 (3)               (4)                (5)

Name of              Net Underwriting      Compensation on
Principal            Discounts and         Redemption or     Brokerage
Underwriter          Commissions           Annuitization     Commissions       Compensation*
-----------          -----------           -------------     -----------       -------------
ING Financial                                                                    $94,896.76
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2002.

Item 30. Location of Accounts and Records
-----------------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  ING Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

Not applicable

Item 32. Undertakings
---------------------

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 18th day of April, 2003.

                                     VARIABLE ANNUITY ACCOUNT B OF
                                     ING LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                                     By: ING LIFE INSURANCE AND ANNUITY COMPANY
                                         (Depositor)

                                     By: Keith Gubbay*
                                         --------------------------------------
                                         Keith Gubbay
                                         President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                                   Date
---------                      -----                                   ----

Keith Gubbay* 1                Director and President               )
-----------------------------  (principal executive officer)        )
Keith Gubbay                                                        )
                                                                    )
Randy Lowery* 1                Director                             )  April
-----------------------------                                       )
P. Randall Lowery                                                   )  [ ], 2003
                                                                    )
Thomas J. McInerney* 1         Director                             )
-----------------------------                                       )
Thomas J. McInerney                                                 )
                                                                    )
Mark A. Tullis* 1              Director                             )
-----------------------------                                       )
Mark A. Tullis                                                      )
                                                                    )
                               Director                             )
-----------------------------                                       )
David Wheat                                                         )
                                                                    )
Cheryl L. Price*               Chief Financial Officer and          )
-----------------------------  Chief Accounting Officer             )
Cheryl L. Price                (principal accounting officer)       )


By: /s/ Linda E. Senker
    ---------------------------------------
    Linda E. Senker
    *Attorney-in-Fact

     1 Constitutes a majority of directors

                           VARIABLE ANNUITY ACCOUNT B

                                  Exhibit Index


Item               Exhibit                                  Page #
-----              -------                                  ------

9                  Opinion and Consent of Counsel           EX-99.B9

10                 Consents of Independent Auditors         EX-99.B10